JANUS FUND
                                  PROSPECTUS


                                                                    [JANUS LOGO]

                                   JANUS FUND

                              100 Fillmore Street
                             Denver, CO 80206-4928
                                 1-800-525-3713
                              http://www.Janus.com

                               FEBRUARY 17, 1998

Janus Fund (the "Fund") is a no-load, diversified mutual fund that seeks long-term growth of capital by investing primarily in common stocks of issuers of any size. Generally, the Fund emphasizes issuers with larger market capitalizations.

For complete information on how to purchase, exchange and sell shares, please see the Shareholder's Manual beginning on page 14.

The Fund is a portfolio of Janus Investment Fund (the "Trust"), which is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. This Prospectus contains information about the Fund that you should consider before investing. Please read it carefully and keep it for future reference.

Additional information about the Fund is contained in a Statement of Additional Information ("SAI") filed with the SEC. The SAI dated February 17, 1998, is incorporated by reference into this Prospectus. For a copy of the SAI, write or call the Fund at the address or phone number listed above. The SEC maintains a Web site located at http://www.sec.gov that contains the SAI, material incorporated by reference, and other information regarding the Fund.

THE FUND'S SHARES ARE NOT BANK DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED BY THE SEC NOR HAS THE SEC PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES IN ANY STATE OR OTHER JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE OR OTHER JURISDICTION.

JANUS FUND PROSPECTUS                                          FEBRUARY 17, 1998

                                    CONTENTS

THE FUND AT A GLANCE
Brief description of the Fund................    2
EXPENSE INFORMATION
The Fund's annual operating expenses.........    3
Financial Highlights - a summary of financial
  data.......................................    4
THE FUND IN DETAIL
Investment Objective and Policies............    7
General Portfolio Policies...................    9
Additional Risk Factors......................   10
PERFORMANCE TERMS
An Explanation of Performance Terms..........   13
SHAREHOLDER'S MANUAL
Minimum Investments..........................   14
Types of Account Ownership...................   14
How to Open Your Janus Account...............   16
How to Purchase Shares.......................   16
How to Exchange Shares.......................   18
How to Redeem Shares.........................   19
Shareholder Services and Account Policies....   21
MANAGEMENT OF THE FUND
Investment Adviser and Investment
   Personnel.................................   24
Personal Investing...........................   25
Management Expenses..........................   25
Portfolio Transactions.......................   25
Other Service Providers......................   26
Other Information............................   26
DISTRIBUTIONS AND TAXES
Distributions................................   28
Taxes........................................   29
APPENDIX A
Glossary of Investment Terms.................   30

JANUS FUND PROSPECTUS                                     FEBRUARY 17, 1998    1

                              THE FUND AT A GLANCE

INVESTMENT OBJECTIVE:
The investment objective of the Fund is long-term growth of capital in a manner consistent with the preservation of capital.

PRIMARY HOLDINGS:
A diversified fund that pursues its objective by investing primarily in common stocks of issuers of any size. The Fund generally invests in larger, more established issuers.

SHAREHOLDER'S INVESTMENT HORIZON:
The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with investments in common stocks. The Fund is not designed as a short-term trading vehicle and should not be relied upon for short-term financial needs.

FUND ADVISER:
Janus Capital Corporation ("Janus Capital") serves as the Fund's investment adviser. Janus Capital has been in the investment advisory business for over 27 years and currently manages approximately $70 billion in assets.

FUND MANAGER:
James P. Craig, III

ASSISTANT FUND MANAGERS:
David Decker
Blaine Rollins

FUND INCEPTION:
February 1970

 2   JANUS FUND PROSPECTUS                                     FEBRUARY 17, 1998

                              EXPENSE INFORMATION

The following tables and example are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Fund. Shareholder Transaction Expenses are fees charged directly to your individual account when you buy, sell or exchange shares. The table below shows that you pay no such fees. Annual Operating Expenses are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.

    SHAREHOLDER TRANSACTION EXPENSES

         Maximum sales load imposed on purchases              None
         Maximum sales load imposed on reinvested dividends   None
         Deferred sales charges on redemptions                None
         Redemption fee*                                      None
         Exchange fee                                         None

    * There is an $8 service fee for redemptions by wire.

ANNUAL OPERATING EXPENSES(1)
(expressed as a percentage of average net assets)

------------------------------------------------------------
Management Fee                                         0.65%
Other Expenses                                         0.22%
------------------------------------------------------------
Total Operating Expenses                               0.87%
------------------------------------------------------------

(1)The Management Fee reflects a reduced fee schedule effective July 1, 1997, applied to net assets as of October 31, 1997. Other Expenses are based on expenses before expense offset arrangements for the fiscal year ended October 31, 1997.

EXAMPLE

--------------------------------------------------------------------
                                  1 YEAR  3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------------------------
Assume you invest $1,000, the
Fund returns 5% annually and its
expense ratio remains as listed
above. This example shows the
operating expenses that you
would indirectly bear as an
investor in the Fund.               $9      $28      $48      $107

--------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE RETURNS OR EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.

JANUS FUND PROSPECTUS                                     FEBRUARY 17, 1998    3

                              FINANCIAL HIGHLIGHTS

The information below is for fiscal periods ending on October 31st of each year. The accounting firm of Price Waterhouse LLP has audited the Fund's financial statements beginning with the year ended October 31, 1990. Their report is included in the Fund's Annual Report, which is incorporated by reference into the SAI.

                                              1997       1996       1995       1994       1993
-----------------------------------------------------------------------------------------------
 1. NET ASSET VALUE, BEGINNING OF PERIOD     $26.65     $23.37     $19.62     $20.81     $18.86
-----------------------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
 2. Net investment income                      0.15       0.31       0.16       0.17       0.26
 3. Net gains or (losses) on securities
    (both realized and unrealized)             5.69       4.23       3.99     (0.03)       2.88
-----------------------------------------------------------------------------------------------
 4. Total from investment operations           5.84       4.54       4.15       0.14       3.14
-----------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
 5. Dividends (from net investment income)   (0.21)     (0.13)     (0.01)     (0.39)     (0.29)
 6. Distributions (from capital gains)       (2.92)     (1.13)     (0.39)     (0.94)     (0.90)
-----------------------------------------------------------------------------------------------
 7. Total distributions                      (3.13)     (1.26)     (0.40)     (1.33)     (1.19)
-----------------------------------------------------------------------------------------------
 8. NET ASSET VALUE, END OF PERIOD           $29.36     $26.65     $23.37     $19.62     $20.81
-----------------------------------------------------------------------------------------------
 9. Total return                             24.18%     20.31%     21.62%      0.75%     17.41%
-----------------------------------------------------------------------------------------------
10. Net assets, end of period (in
    millions)                               $19,029    $15,313    $11,963     $9,647     $9,098
11. Average net assets for the period (in
    millions)                               $17,515    $13,753    $10,560     $9,339     $7,336
12. Ratio of gross expenses to average net
    assets                                    0.87%      0.86%      0.87%        N/A        N/A
13. Ratio of net expenses to average net
    assets                                    0.86%      0.85%      0.86%      0.91%      0.92%
14. Ratio of net investment income to
    average net assets                        0.85%      0.91%      1.25%      1.12%      1.55%
15. Portfolio turnover rate                    132%       104%       118%       139%       127%
16. Average commission rate                  $.0500     $.0558        N/A        N/A        N/A
-----------------------------------------------------------------------------------------------

                                              1992
---------------------------------------------------
 1. NET ASSET VALUE, BEGINNING OF PERIOD     $18.27
---------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
 2. Net investment income                      0.23
 3. Net gains or (losses) on securities
    (both realized and unrealized)             1.46
---------------------------------------------------
 4. Total from investment operations           1.69
---------------------------------------------------
  LESS DISTRIBUTIONS:
 5. Dividends (from net investment income)   (0.19)
 6. Distributions (from capital gains)       (0.91)
---------------------------------------------------
 7. Total distributions                      (1.10)
---------------------------------------------------
 8. NET ASSET VALUE, END OF PERIOD           $18.86
---------------------------------------------------
 9. Total return                              9.35%
---------------------------------------------------
10. Net assets, end of period (in
    millions)                                $4,989
11. Average net assets for the period (in
    millions)                                $3,871
12. Ratio of gross expenses to average net
    assets                                      N/A
13. Ratio of net expenses to average net
    assets                                    0.97%
14. Ratio of net investment income to
    average net assets                        1.54%
15. Portfolio turnover rate                    153%
16. Average commission rate                     N/A
---------------------------------------------------

 4   JANUS FUND PROSPECTUS                                     FEBRUARY 17, 1998

                       (CONTINUED)                           1991       1990       1989       1988
---------------------------------------------------------------------------------------------------
 1. NET ASSET VALUE, BEGINNING OF PERIOD                    $13.25     $16.36     $12.11     $12.39
---------------------------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
 2. Net investment income                                     0.25       0.25       0.22       0.60
 3. Net gains or (losses) on securities (both realized
    and unrealized)                                           5.09     (0.67)       4.59       1.05
---------------------------------------------------------------------------------------------------
 4. Total from investment operations                          5.34     (0.42)       4.81       1.65
---------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
 5. Dividends (from net investment income)                  (0.31)     (0.19)     (0.56)     (0.32)
 6. Distributions (from capital gains)                      (0.01)     (2.50)         --     (1.61)
---------------------------------------------------------------------------------------------------
 7. Total distributions                                     (0.32)     (2.69)     (0.56)     (1.93)
---------------------------------------------------------------------------------------------------
 8. NET ASSET VALUE, END OF PERIOD                          $18.27     $13.25     $16.36     $12.11
---------------------------------------------------------------------------------------------------
 9. Total return                                            40.95%    (3.68%)     41.67%     15.83%
---------------------------------------------------------------------------------------------------
10. Net assets, end of period (in millions)                 $2,598     $1,049       $673       $391
11. Average net assets for the period (in millions)         $1,785       $930       $487       $382
12. Ratio of gross expenses to average net assets              N/A        N/A        N/A        N/A
13. Ratio of net expenses to average net assets              0.98%      1.02%      0.92%      0.98%
14. Ratio of net investment income to average net assets     1.77%      2.11%      1.68%      4.99%
15. Portfolio turnover rate                                   132%       307%       205%       175%
16. Average commission rate                                    N/A        N/A        N/A        N/A
---------------------------------------------------------------------------------------------------

JANUS FUND PROSPECTUS                                     FEBRUARY 17, 1998    5

                               UNDERSTANDING THE
                              FINANCIAL HIGHLIGHTS

This section is designed to help you better understand the information summarized in the Financial Highlights table. The table contains important historical operating information that may be useful in making your investment decision or understanding how your investment has performed. The Fund's Annual Report contains additional information about the Fund's performance, including a comparison to an appropriate securities index. For a copy of the Annual Report, call 1-800-525-8983.

NET ASSET VALUE ("NAV") is the value of a single share of the Fund. It is computed by adding the value of all of the Fund's investments and other assets, subtracting any liabilities and dividing the result by the number of shares outstanding. The difference between line 1 and line 8 in the Financial Highlights table represents the change in value of a Fund share over the fiscal period, but not its total return.

NET INVESTMENT INCOME is the per share amount of dividends and interest income earned on securities held by the Fund, less Fund expenses. DIVIDENDS (FROM NET INVESTMENT INCOME) are the per share amount that the Fund paid from net investment income.

NET GAINS (OR LOSSES) ON SECURITIES is the per share increase or decrease in value of the securities the Fund holds. A gain (or loss) is realized when securities are sold. A gain (or loss) is unrealized when securities increase or decrease in value but are not sold. DISTRIBUTIONS (FROM CAPITAL GAINS) are the per share amount that the Fund paid from net realized gains.

TOTAL RETURN is the percentage increase or decrease in the value of an investment over a stated period of time. Total return includes both changes in NAV and income. For the purpose of calculating total return, it is assumed that dividends and distributions are reinvested at the NAV on the day of the distribution.

RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS is the total of the Fund's operating expenses before expense offset arrangements divided by its average net assets for the stated period. The Fund was not required to disclose the ratio of gross expenses to average net assets prior to 1995. RATIO OF NET EXPENSES TO AVERAGE NET ASSETS reflects reductions in the Fund's expenses through the use of brokerage commissions and uninvested cash balances earning interest or balance credits.

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS is the Fund's total net investment income divided by its average net assets for the stated period.

PORTFOLIO TURNOVER RATE is a measure of the amount of the Fund's buying and selling activity. It is computed by dividing total purchases or sales, whichever is less, by the average monthly market value of the Fund's portfolio securities.

AVERAGE COMMISSION RATE is the total of the Fund's agency commissions paid on equity securities trades divided by the number of shares purchased and sold.

 6   JANUS FUND PROSPECTUS                                     FEBRUARY 17, 1998

                               THE FUND IN DETAIL

This section takes a closer look at the Fund's investment objective, policies and the securities in which it invests. Policies that are noted as "fundamental" cannot be changed without a shareholder vote. All other policies, including the Fund's investment objective, are not fundamental and may be changed by the Fund's Trustees without a shareholder vote. You will be notified of any material changes.

You should carefully consider your own investment goals, time horizon (the amount of time you plan to hold your shares of the Fund) and risk tolerance before investing in the Fund. If there is a material change in the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

You should also carefully review the "Additional Risk Factors" section of this Prospectus for a more detailed discussion of the risks associated with certain investment techniques and refer to Appendix A for a more detailed description of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified fund that pursues its objective by investing primarily in common stocks of issuers of any size. The Fund generally invests in larger, more established issuers.

TYPES OF INVESTMENTS
The Fund invests primarily in common stocks selected for their growth potential. The Fund may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities and debt securities when its portfolio manager perceives an opportunity for capital growth from such securities or to receive a return on idle cash. The Fund may invest up to 25% of its assets in mortgage- and asset-backed securities, up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities, and without limit in indexed/structured securities. The Fund will invest less than 35% of its assets in high-yield/high-risk securities. The Fund may also purchase high-grade commercial paper, certificates of deposit, and repurchase agreements. Such securities may offer growth potential because of anticipated changes in interest rates, credit standing, currency relationships or other factors. The Fund may also invest in short-term debt securities, including money market funds managed by Janus Capital, as a means of receiving a return on idle cash.

When the Fund's portfolio manager believes that market conditions are not favorable for profitable investing or when the portfolio manager is otherwise unable to locate favorable investment opportunities, the Fund's investments may be hedged to a greater degree and/or its cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. When the Fund is hedged or its investments in cash or similar investments increase, it may not participate

JANUS FUND PROSPECTUS                                     FEBRUARY 17, 1998    7
in market advances or declines to the extent that it would if the Fund was not hedged or remained more fully invested in common stocks.

The Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies. The Fund may use options, futures and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return. See "Additional Risk Factors" on page 10. The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis.

The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. See "Additional Risk Factors" on page 10.

THE FOLLOWING QUESTIONS ARE DESIGNED TO HELP YOU BETTER UNDERSTAND AN INVESTMENT IN THE FUND.


Q:   HOW ARE COMMON STOCKS SELECTED?

A: The Fund invests substantially all of its assets in common stocks to the extent its portfolio manager believes that the relevant market environment favors profitable investing in those securities. The portfolio manager generally takes a "bottom up" approach to building the portfolio. In other words, the manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Fund, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. Realization of income is not a significant investment consideration. Any income realized on the Fund's investments will be incidental to its objective.

Q:   ARE THE SAME CRITERIA USED
     TO SELECT FOREIGN SECURITIES?

A: Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of country of organization or place of principal business activity. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. See "Additional Risk Factors" on page 10.

Q:   WHAT IS THE MAIN RISK OF INVESTING
     IN A GROWTH FUND?

A: Since the Fund usually invests heavily in common stocks, the fundamental risk is that the value of the stocks the Fund holds might decrease. Stock values may fluctuate in response to the activities of an individual company or in response to general

 8   JANUS FUND PROSPECTUS                                     FEBRUARY 17, 1998
market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative.

Q:   HOW DOES THE FUND
     TRY TO REDUCE RISK?

A: Diversification of the Fund's assets reduces the effect of any single holding on its overall portfolio value. The Fund may use futures, options and other derivative instruments to protect the portfolio from movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. See "Additional Risk Factors" on page 10.

GENERAL PORTFOLIO POLICIES
In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. For example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

DIVERSIFICATION
The Investment Company Act of 1940 (the "1940 Act") classifies investment companies as either diversified or nondiversified. The Fund qualifies as a diversified fund under the 1940 Act and is subject to the following requirements:

- As a fundamental policy, the Fund may not own more than 10% of the outstanding voting shares of any issuer.

- As a fundamental policy, with respect to 75% of its total assets, the Fund will not purchase a security of any issuer (other than cash items and U.S. government securities, as defined in the 1940 Act) if such purchase would cause the Fund's holdings of that issuer to amount to more than 5% of the Fund's total assets.

- The Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. government securities).

INDUSTRY CONCENTRATION
As a fundamental policy, the Fund will not invest 25% or more of its total assets in any particular industry (excluding U.S. government securities).

PORTFOLIO TURNOVER
The Fund generally intends to purchase securities for long-term investment rather than short-term gains. However, short-term transactions may result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. Changes are made in the Fund's

JANUS FUND PROSPECTUS                                     FEBRUARY 17, 1998    9
portfolio whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

To a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains.

ILLIQUID INVESTMENTS
The Fund may invest up to 15% of its net assets in illiquid investments, including restricted securities or private placements that are not deemed to be liquid by Janus Capital. If illiquid securities exceed 15% of a Fund's net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. Some securities cannot be sold to the U.S. public because of their terms or because of SEC regulations. Janus Capital will follow guidelines established by the Trustees of the Trust ("Trustees") in making liquidity determinations for Rule 144A securities and other securities, including privately placed commercial paper.

BORROWING AND LENDING
The Fund may borrow money and lend securities or other assets, as follows:

- The Fund may borrow money for temporary or emergency purposes in amounts up to 25% of its total assets.

- The Fund may mortgage or pledge securities as collateral for borrowings in amounts up to 15% of its net assets.

- As a fundamental policy, the Fund may lend securities or other assets if, as a result, no more than 25% of its total assets would be lent to other parties.

Under the terms of an exemptive order received from the SEC, the Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above percentage limits.

ADDITIONAL RISK FACTORS
SPECIAL SITUATIONS
Special situations may include, among others, significant changes in a company's allocation of its existing capital, a restructuring of assets, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

FOREIGN SECURITIES
Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in comparable domestic securities. Securities of some foreign

 10   JANUS FUND PROSPECTUS                                    FEBRUARY 17, 1998
companies and governments may be traded in the United States, but most foreign securities are traded primarily in foreign markets. The risks of foreign investing include:

- CURRENCY RISK. The Fund may buy the local currency when it buys a foreign currency denominated security and sell the local currency when it sells the security. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even though the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

- POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in underdeveloped or developing countries which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country. The Fund may invest in emerging market countries. Emerging market countries involve greater risks such as immature economic structures, national policies restricting investments by foreigners, and different legal systems.

- REGULATORY RISK. There may be less government supervision of foreign markets. Foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers. There may be less publicly available information about foreign issuers than domestic issuers.

- MARKET RISK. Foreign securities markets, particularly those of underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

- TRANSACTION COSTS. Transaction costs of buying and selling foreign securities, including brokerage, tax and custody costs, are generally higher than those involved in domestic transactions.

Foreign securities purchased indirectly (e.g., depositary receipts) are subject to many of the above risks, including currency risk, because their values depend on the performance of a foreign security denominated in its home currency.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS
The Fund may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts ("futures contracts") and may invest in options on securities, financial indices and foreign currencies ("options"), forward contracts and interest rate swaps and swap-related products (collectively "derivative instruments"). The Fund intends to use most derivative instruments primarily to hedge the value of its portfolio against potential adverse movements in securities prices, foreign currency markets or interest rates. To a limited extent, the Fund may also use derivative instruments for non-hedging purposes such as seeking to increase the Fund's income or

JANUS FUND PROSPECTUS                                    FEBRUARY 17, 1998    11
otherwise seeking to enhance return. Please refer to Appendix A to this Prospectus and the SAI for a more detailed discussion of these instruments.

The use of derivative instruments exposes the Fund to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include:

- the risk that interest rates, securities prices and currency markets will not move in the directions that the portfolio manager anticipates;

- imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged;

- the fact that skills needed to use these strategies are different from those needed to select portfolio securities;

- inability to close out certain hedged positions to avoid adverse tax consequences;

- the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

- leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and

- particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

Although the Fund believes the use of derivative instruments will benefit the Fund, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgement proves incorrect.

When the Fund invests in a derivative instrument, it may be required to segregate cash and other high-grade liquid assets or certain portfolio securities with its custodian to "cover" the Fund's position. Assets segregated or set aside generally may not be disposed of so long as the Fund maintains the positions requiring segregation or cover. Segregating assets could diminish the Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

HIGH-YIELD/HIGH-RISK SECURITIES
High-yield/high-risk securities (or "junk" bonds) are debt securities rated below investment grade by the primary rating agencies such as Standard & Poor's Ratings Services ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's").

The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk) than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investments.

 12   JANUS FUND PROSPECTUS                                    FEBRUARY 17, 1998

Issuers of high-yield securities are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. The market for lower quality securities is generally less liquid than the market for higher quality securities. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower quality securities.

Please refer to the SAI for a description of bond rating categories.

SHORT SALES
The Fund may engage in "short sales against the box." This technique involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

See Appendix A for risks associated with certain other investments.

                               PERFORMANCE TERMS

This section will help you understand various terms that are commonly used to describe the Fund's performance. You may see references to these terms in our newsletters, advertisements and in media articles. Our newsletters and advertisements may include comparisons of the Fund's performance to the performance of other mutual funds, mutual fund averages or recognized stock market indices. The Fund generally measures performance in terms of total return.

CUMULATIVE TOTAL RETURN represents the actual rate of return on an investment for a specified period. The Financial Highlights table shows total return for a single fiscal period. Cumulative total return is generally quoted for more than one year (e.g., the life of the Fund). A cumulative total return does not show interim fluctuations in the value of an investment.

AVERAGE ANNUAL TOTAL RETURN represents the average annual percentage change of an investment over a specified period. It is calculated by taking the cumulative total return for the stated period and determining what constant annual return would have produced the same cumulative return. Average annual returns for more than one year tend to smooth out variations in the Fund's return and are not the same as actual annual results.

THE FUND IMPOSES NO SALES OR OTHER CHARGES THAT WOULD AFFECT TOTAL RETURN COMPUTATIONS. FUND PERFORMANCE FIGURES ARE BASED UPON HISTORICAL RESULTS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. INVESTMENT RETURNS AND NET ASSET VALUE WILL FLUCTUATE SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

JANUS FUND PROSPECTUS                                    FEBRUARY 17, 1998    13

                              SHAREHOLDER'S MANUAL

This section will help you become familiar with the different types of accounts you can establish with Janus. It also explains in detail the wide array of services and features you can establish on your account, as well as account policies and fees that may apply to your account. Account policies (including fees), services and features may be modified or discontinued without shareholder approval or prior notice.

    MINIMUM INVESTMENTS*

      To open a new account..............................   $2,500
      To open a new retirement, education or UGMA/UTMA
        account..........................................   $  500
      To open a new account with an Automatic Investment
        Program..........................................   $  500**
      To add to any type of an account...................   $  100+

     * The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain types of accounts.
    ** An Automatic Investment Program requires a $100 minimum automatic investment per month until the account balance reaches $2,500.
     + The minimum subsequent investment for IRA or UGMA/UTMA accounts is $50.

HOW TO GET IN TOUCH WITH JANUS
If you have any questions while reading this Prospectus, please call one of our Investor Service Representatives at 1-800-525-3713 Monday-Friday: 8:00 a.m.-8:00 p.m., and Saturday: 10:00 a.m.-4:00 p.m., New York time. The Quick Address and Telephone Reference below includes other ways to get in touch with Janus.

   QUICK ADDRESS AND TELEPHONE REFERENCE

    MAILING ADDRESS                    JANUS XPRESS LINE      1-888-979-7737
    Janus                              For 24-hour access to account and
    P.O. Box 173375                    fund information, exchanges and
    Denver, CO 80217-3375              purchases, automated daily quotes on
                                       fund share prices, yields and total
    FOR OVERNIGHT CARRIER              returns.
    Janus                              TDD                     1-800-525-0056
    Suite 101                          A telecommunications device for our
    3773 Cherry Creek North Drive      hearing- and speech-impaired
    Denver, CO 80209-3811              shareholders.
    JANUS INTERNET ADDRESS             JANUS LITERATURE LINE  1-800-525-8983
    http://www.Janus.com               To request a prospectus, shareholder
                                       reports or marketing materials.

TYPES OF ACCOUNT OWNERSHIP
If you are investing for the first time, you will need to establish an account. You can establish the following types of accounts by completing a New Account Application. To request an application, call 1-800-525-3713.

 14   JANUS FUND PROSPECTUS                                    FEBRUARY 17, 1998

- INDIVIDUAL OR JOINT OWNERSHIP. Individual accounts are owned by one person. Joint accounts have two or more owners.

- A GIFT OR TRANSFER TO MINOR (UGMA OR UTMA). An UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's Social Security number on the application.

- TRUST. An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

- BUSINESS ACCOUNTS. Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

TAX-DEFERRED ACCOUNTS
If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. Tax deferred accounts include retirement plans and the Education IRA. Distributions from these plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Investors should consult their tax advisor or legal counsel before selecting a tax-deferred account.

Investors Fiduciary Trust Company serves as custodian for the tax-deferred accounts offered by the Fund. You will be charged an annual account maintenance fee of $12 for each Fund account, up to a maximum of $24 for two or more Fund accounts registered under the same taxpayer identification number. Each Janus fund you own under your IRA account number is considered a separate "Fund account." You may pay the fee by check or have it automatically deducted from your account (usually in December). The Fund reserves the right to change the amount of this fee or to waive it in whole or in part for certain types of accounts.

The following plans require a special application. For an application and more details about our Retirement Plans, call 1-800-525-3713.

- REGULAR AND ROTH INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS"): Both types of IRAs allow most individuals with earned income to contribute up to the lesser of $2,000 ($4,000 for most married couples) or 100% of compensation annually. Please refer to the Janus IRA booklet for more complete information regarding the different types of IRAs.

- EDUCATION IRA: This plan allows individuals, subject to certain income limitations, to contribute up to $500 annually on behalf of any child under the age of 18. Please refer to the Janus IRA booklet for more complete information regarding the Education IRA.

- SIMPLIFIED EMPLOYEE PENSION PLAN ("SEP"): This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

JANUS FUND PROSPECTUS                                    FEBRUARY 17, 1998    15

- PROFIT SHARING OR MONEY PURCHASE PENSION PLAN: These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

- SECTION 403(b)(7) PLAN: Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a
  Section 403(b)(7) Plan.

HOW TO OPEN YOUR JANUS ACCOUNT
Complete and sign the appropriate application. Please be sure to provide your Social Security or taxpayer identification number on the application and make your check payable to Janus. The Fund is only available to U.S. citizens or residents, and your application will be returned if you do not meet these criteria. Send all items to one of the following addresses:

For Overnight Carrier
--------------------

Janus
Suite 101
3773 Cherry Creek North Drive
Denver, CO 80209-3811

For All Other Inquiries:
----------------------

Janus
P.O. Box 173375
Denver, CO 80217-3375

INVESTOR SERVICE CENTERS
Janus offers two Investor Service Centers for those individuals who would like to conduct their investing in person. Our representatives will be happy to assist you at either of the following locations Monday-Friday 7:00 a.m. to 6:00 p.m. Mountain time and Saturday 9:00 a.m. to 1:00 p.m. Mountain time:

100 Fillmore Street, Suite 100
Denver, CO 80206

3773 Cherry Creek North Drive, Suite 101
Denver, CO 80209

HOW TO PURCHASE SHARES
PAYING FOR SHARES
When you purchase shares, your request will be processed at the next NAV calculated after your order is received and accepted. Please note the following:

- Cash, credit cards, third party checks and credit card checks will not be accepted.

- All purchases must be made in U.S. dollars.

- Checks must be drawn on a U.S. bank and made payable to Janus.

- If a check does not clear your bank, the Fund reserves the right to cancel the purchase.

 16   JANUS FUND PROSPECTUS                                    FEBRUARY 17, 1998

- If the Fund is unable to debit your predesignated bank account on the day of purchase, it may make additional attempts or cancel the purchase.

- The Fund reserves the right to reject any specific purchase request.

If your purchase is cancelled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. The Fund (or its agents) has the authority to redeem shares in your account(s) to cover any such losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

ONCE YOU HAVE OPENED YOUR JANUS ACCOUNT, THE MINIMUM AMOUNT FOR AN ADDITIONAL INVESTMENT IS $100 ($50 FOR IRAS OR UGMA/UTMA ACCOUNTS). You may add to your account at any time through any of the following options:

BY MAIL
Complete the remittance slip attached at the bottom of your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to one of the addresses listed previously. You may also request a booklet of remittance slips for non-retirement accounts.

BY TELEPHONE
This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. To purchase shares by telephone, call an Investor Service Representative at 1-800-525-3713 during normal business hours or call the Janus Xpress Line, 1-888-979-7737, for access to this option 24 hours a day. When you make an additional purchase by telephone, Janus will automatically debit your predesignated bank account for the desired amount. To establish the telephone purchase option on your new account, complete the "Telephone Purchase of Shares Option" section on the application and attach a "voided" check or deposit slip from your bank account. If your account is already established, call 1-800-525-3713 to request the appropriate form. This option will become effective ten days after the form is received.

BY WIRE
Purchases may also be made by wiring money from your bank account to your Janus account. Call 1-800-525-3713 to receive wiring instructions.

AUTOMATIC INVESTMENT PROGRAMS
Janus offers several automatic investment programs to help investors achieve their financial goals as simply and conveniently as possible. You may open a new account with a $500 initial purchase and $100 automatic subsequent investments.

- AUTOMATIC MONTHLY INVESTMENT PROGRAM
  You select the day each month that your money ($100 minimum) will be electronically transferred from your bank account to your Fund account. To establish this option, complete the "Automatic Monthly Investment Program" section on the application and attach a "voided" check or deposit slip from your bank account. If your Fund account is already established, call 1-800-525-3713 to request the appropriate form.

JANUS FUND PROSPECTUS                                    FEBRUARY 17, 1998    17

- PAYROLL DEDUCTION
  If your employer can initiate an automatic payroll deduction, you may have all or a portion of your paycheck ($100 minimum) invested directly into your Fund account. To obtain information on establishing this option, call 1-800-525-3713.

- BY SYSTEMATIC EXCHANGE
  With a Systematic Exchange you determine the amount of money ($100 minimum) you would like automatically exchanged from one Janus account to another on any day of the month. For more information on how to establish this option, call 1-800-525-3713.

HOW TO EXCHANGE SHARES
On any business day, you may exchange all or a portion of your shares into any other available Janus fund.

IN WRITING
To request an exchange in writing, please follow the instructions for written requests on page 20.

BY TELEPHONE
All accounts are automatically eligible for the telephone exchange option. To exchange shares by telephone, call an Investor Service Representative at 1-800-525-3713 during normal business hours or call the Janus Xpress Line, 1-888-979-7737, for access to this option 24 hours a day.

BY SYSTEMATIC EXCHANGE
As noted above, you may establish a Systematic Exchange for as little as $100 per month on established accounts. You may establish a new account with a $500 initial purchase and subsequent $100 systematic exchanges. If the balance in the account you are exchanging from falls below the systematic exchange amount, all remaining shares will be exchanged and the program will be discontinued.

EXCHANGE POLICIES
- Except for Systematic Exchanges, new accounts established by exchange must be opened with $2,500 or the total account value if the value of the account you are exchanging from is less than $2,500.

- Exchanges between existing accounts must meet the $100 subsequent investment requirement.

- You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchanges). Exchanges in excess of this limit may be subject to an exchange fee or may result in termination of the exchange privilege.

- The Fund reserves the right to reject an exchange request and to modify or terminate the exchange privilege at any time. For example, the Fund may reject exchanges from accounts engaged in or known to engage in excessive trading (including market timing transactions).

- Exchanges between accounts will be accepted only if the registrations are identical.

 18   JANUS FUND PROSPECTUS                                    FEBRUARY 17, 1998

- If the shares you are exchanging are held in certificate form, you must return the certificate to your Fund prior to making any exchanges.

- Be sure that you read the prospectus for the fund into which you are exchanging.

- An exchange represents the sale of shares from one fund and the purchase of shares of another fund, which may produce a taxable gain or loss in a non-tax deferred account.

HOW TO REDEEM SHARES
On any business day, you may redeem all or a portion of your shares. If the shares are held in certificate form, the certificate must be returned with or before your redemption request. Your transaction will be processed at the next NAV calculated after your order is received and accepted.

IN WRITING
To request a redemption in writing, please follow the instructions for written requests noted on page 20.

BY TELEPHONE
Most accounts have the telephone redemption option, unless this option was specifically declined on the application or in writing. This option enables you to request redemptions daily from your account by calling 1-800-525-3713 by the close of the regular trading session of the New York Stock Exchange ("NYSE"), normally 4:00 p.m. New York time. You may also use Janus Xpress Line, 1-888-979-7737, for access to this option 24 hours a day. Redemption requests received through Janus Xpress Line will be processed at the NAV next calculated after receipt and acceptance of the request. (There is a daily limit of $100,000 per account for redemptions payable by check.)

SYSTEMATIC REDEMPTION OPTION
The Systematic Redemption Option allows you to redeem a specific dollar amount from your account on a regular basis. For more information or to request the appropriate form, please call 1-800-525-3713.

PAYMENT OF REDEMPTION PROCEEDS
- BY CHECK
  Redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request.

- BY ELECTRONIC TRANSFER
  If you have established the electronic redemption option, your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer) or the second bank business day after receipt of your redemption request (ACH transfer). Wire transfers will be charged an $8 fee per wire and your bank may charge an additional fee to receive the wire. ACH transfers are made free of charge. Wire redemptions are not available for retirement accounts.

  If you would like to establish the electronic redemption option on an existing account, please call 1-800-525-3713 to request the appropriate form.

JANUS FUND PROSPECTUS                                    FEBRUARY 17, 1998    19

IF THE SHARES BEING REDEEMED WERE PURCHASED BY CHECK, TELEPHONE OR THROUGH THE AUTOMATIC MONTHLY INVESTMENT PROGRAM, THE FUND MAY DELAY THE PAYMENT OF YOUR REDEMPTION PROCEEDS FOR UP TO 15 DAYS FROM THE DAY OF PURCHASE TO ALLOW THE PURCHASE TO CLEAR. Unless you provide alternate instructions, your proceeds will be invested in Janus Money Market Fund - Investor Shares during the 15 day hold period.

WRITTEN INSTRUCTIONS
To redeem or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed on page 16 and must include the following information:

- the name of the Fund,

- the account number,

- the amount of money or number of shares being redeemed,

- the name(s) on the account,

- the signature(s) of all registered account owners, and

- your daytime telephone number.

SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE
- INDIVIDUAL, JOINT TENANTS, TENANTS IN COMMON: Written instructions must be signed by each shareholder, exactly as the names appear in the account registration.

- UGMA OR UTMA: Written instructions must be signed by the custodian in his/her capacity as it appears in the account registration.

- SOLE PROPRIETOR, GENERAL PARTNER: Written instructions must be signed by an authorized individual in his/her capacity as it appears on the account registration.

- CORPORATION, ASSOCIATION: Written instructions must be signed by the person(s) authorized to act on the account. In addition, a certified copy of the corporate resolution authorizing the signer to act must accompany the request.

- TRUST: Written instructions must be signed by the trustee(s). If the name(s) of the current trustee(s) does not appear in the account registration, a certificate of incumbency dated within 60 days must also be submitted.

- IRA: Written instructions must be signed by the account owner. If you do not want federal income tax withheld from your redemption, you must state that you elect not to have such withholding apply. In addition, your instructions must state whether the distribution is normal (after age 59 1/2) or premature (before age 59 1/2) and, if premature, whether any exceptions such as death or disability apply with regard to the 10% additional tax on early distributions.

SIGNATURE GUARANTEE
In addition to the signature requirements, A SIGNATURE GUARANTEE IS ALSO REQUIRED if any of the following is applicable:

 20   JANUS FUND PROSPECTUS                                    FEBRUARY 17, 1998

- You request a redemption that exceeds $100,000.

- You would like the check made payable to anyone other than the shareholder(s) of record.

- You would like the check mailed to an address which has been changed within 10 days of the redemption request.

- You would like the check mailed to an address other than the address of record.

THE FUND RESERVES THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS. FOR MORE INFORMATION PERTAINING TO SIGNATURE GUARANTEES, PLEASE CALL 1-800-525-3713.

HOW TO OBTAIN A SIGNATURE GUARANTEE
A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee may not be provided by a notary public.

If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.

PRICING OF FUND SHARES
All purchases, redemptions and exchanges will be processed at the NAV next calculated after your request is received and approved by the Fund (or its designated agent). The Fund's NAV is calculated at the close of the regular trading session of the NYSE, (normally 4:00 p.m. New York time) each day that the NYSE is open. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE. The Fund's portfolio securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES
JANUS XPRESS LINE(TM)
Janus Xpress Line, our electronic telephone service, offers you 24-hour access by TouchTone(TM) telephone to obtain information on your account balances, Fund performance or dividends. You can also make exchanges, purchases, redemptions and electronic transfers in existing accounts, request literature about any Janus fund, or to order duplicate statements. Janus Xpress Line is accessed by calling 1-888-979-7737. Calls are limited to five minutes.

JANUS FUND PROSPECTUS                                    FEBRUARY 17, 1998    21

JANUS WEB SITE
Janus maintains a Web site located at http://www.Janus.com. You can access information such as your account balance and the Fund's NAV through the Web site. In addition, you may request and/or download a prospectus for any Janus fund.

ACCOUNT MINIMUMS
Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 minimum balance fee (or the value of the account if less than $10) from accounts with values below the minimums described on page 14 or close such accounts. This policy will apply to accounts participating in the Automatic Monthly Investment Program only if your account balance does not reach the required minimum initial investment or falls below such minimum and you have discontinued monthly investments. This policy does not apply to accounts that fall below the minimums solely as a result of market value fluctuations. It is expected that, for purposes of this policy, accounts will be valued in September, and the $10 fee will be assessed on the second Friday of September of each year. You will receive notice before we charge the $10 fee or close your account so that you may increase your account balance to the required minimum.

TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS
You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A Processing Organization, rather than its customer, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.

TAXPAYER IDENTIFICATION NUMBER
On the application or other appropriate form, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

SHARE CERTIFICATES
Most shareholders choose not to hold their shares in certificate form because account transactions such as exchanges and redemptions cannot be completed until the certificate has been returned to the Fund. The Fund will issue share certificates upon written request only. Share certificates will not be issued until the shares have been held for at least 15 days and will not be issued for accounts that do not meet the minimum

 22   JANUS FUND PROSPECTUS                                    FEBRUARY 17, 1998
investment requirements. Share certificates cannot be issued for retirement accounts. In addition, if the certificate is lost, there may be a replacement charge.

INVOLUNTARY REDEMPTION
The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund.

TELEPHONE TRANSACTIONS
You may initiate many transactions by telephone. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

It may be difficult to reach an Investor Service Representative by telephone during periods of unusual market activity. If you are unable to reach a representative by telephone, please consider sending written instructions, stopping by a Service Center, or in the case of purchases, exchanges, redemptions and electronic transfers, calling the Janus Xpress Line.

TEMPORARY SUSPENSION OF SERVICES
The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services.

ADDRESS CHANGES
To change the address on your account, call 1-800-525-3713 or send a written request signed by all account owners. Include the name of the Fund, the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

REGISTRATION CHANGES
To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. For more information call 1-800-525-3713.

STATEMENTS AND REPORTS
Investors participating in an automatic investment program will receive quarterly confirmations of all transactions. In addition, the Fund will send you an immediate transaction confirmation statement after every non-systematic transaction. The Fund distributes dividend information annually.

Financial reports for the Fund, which include a list of the Fund's portfolio holdings, will be mailed semiannually to all shareholders. You will receive an updated prospectus annually. To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if more than one person in the household has a Fund account. Please call 1-800-525-3713 if you would like to receive additional reports or prospectuses.

JANUS FUND PROSPECTUS                                    FEBRUARY 17, 1998    23

                             MANAGEMENT OF THE FUND

TRUSTEES
The Trustees oversee the business affairs of the Trust and are responsible for major decisions relating to the Fund's investment objective and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust and meet at least quarterly to review the Fund's investment policies, performance, expenses and other business affairs.

INVESTMENT ADVISER
Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs.

Janus Capital began serving as investment adviser to the Fund in 1970 and currently serves as investment adviser to all of the Janus funds, as well as adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts.

Kansas City Southern Industries, Inc. ("KCSI") owns approximately 83% of the outstanding voting stock of Janus Capital, most of which it acquired in 1984. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

INVESTMENT PERSONNEL

PORTFOLIO MANAGER
JAMES P. CRAIG, III is Chief Investment Officer of Janus Capital. He is Executive Vice President and portfolio manager of the Fund, which he has managed since 1986 and Executive Vice President and a co-manager of Janus Venture Fund, which he has managed since February 1997. Mr. Craig previously managed Janus Venture Fund from its inception to December 1993 and Janus Balanced Fund from December 1993 to December 1995. He holds a Bachelor of Arts in Business from the University of Alabama and a Master of Arts in Finance from the Wharton School of the University of Pennsylvania.

ASSISTANT PORTFOLIO MANAGERS
DAVID DECKER is an assistant portfolio manager of the Fund. He is Executive Vice President and portfolio manager of Janus Special Situations Fund, which he has managed

 24   JANUS FUND PROSPECTUS                                    FEBRUARY 17, 1998
since inception. He joined Janus in 1992 as a research analyst and focused on companies in the automotive and defense industries prior to managing Janus Special Situations Fund. He obtained his Master of Business Administration in Finance from the Fuqua School of Business at Duke University and a Bachelor of Arts in Economics and Political Science from Tufts University. He is a Chartered Financial Analyst.

BLAINE ROLLINS is an assistant portfolio manager of the Fund. He is Executive Vice President and portfolio manager of Janus Balanced Fund, which he has managed since January 1996 and Janus Equity Income Fund which he has managed since inception. Mr. Rollins joined Janus Capital in 1990 and gained experience as a fixed-income trader and equity research analyst prior to managing Balanced Fund. He holds a Bachelor of Science in Finance from the University of Colorado and is a Chartered Financial Analyst.

PERSONAL INVESTING
Janus Capital does not permit portfolio managers to purchase and sell securities for their own accounts, except under the limited exceptions contained in Janus Capital's policy governing personal investing. Janus Capital's policy requires investment and other personnel to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Fund or Janus Capital's other advisory clients. See the SAI for more detailed information.

MANAGEMENT EXPENSES
The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The advisory agreement with the Fund spells out the management fee and other expenses that the Fund must pay. The Fund's management fee schedule (expressed as an annual rate) is set out in the chart below.

    AVERAGE DAILY NET ASSETS OF FUND            ANNUAL RATE PERCENTAGE (%)
    ----------------------------------------------------------------------
    First $300 Million                                     0.75
    Next $200 Million                                      0.70
    Over $500 Million                                      0.65
    ----------------------------------------------------------------------

The management fee schedule above was effective July 1, 1997. The actual management fee paid by the Fund for the fiscal year ended October 31, 1997, was 0.65% of the value of the Fund's average daily net assets. As asset size increases, the annual rate of the management fee declines in accordance with the above schedule. In addition, the Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

PORTFOLIO TRANSACTIONS
Purchases and sales of securities on behalf of the Fund are executed by broker-dealers selected by Janus Capital. Broker-dealers are selected on the basis of their ability to obtain best price and execution for the Fund's transactions and recognizing brokerage, research and other services provided to the Fund and to Janus Capital. Janus Capital may also consider payments made by brokers effecting transactions for the Fund i) to the

JANUS FUND PROSPECTUS                                    FEBRUARY 17, 1998    25

Fund or ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. Janus Capital may also consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute transactions. The Fund's Trustees have authorized Janus Capital to place portfolio transactions on an agency basis with a broker-dealer affiliated with Janus Capital. When transactions for the Fund are effected with that broker-dealer, the commissions payable by the Fund are credited against certain Fund operating expenses serving to reduce those expenses. The SAI further explains the selection of broker-dealers.

OTHER SERVICE PROVIDERS
The following parties provide the Fund with administrative and other services.

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 0351
Boston, Massachusetts 02117-0351

TRANSFER AGENT
Janus Service Corporation
P.O. Box 173375
Denver, Colorado 80217-3375

DISTRIBUTOR
Janus Distributors, Inc.
100 Fillmore Street
Denver, Colorado 80206-4928

Janus Service Corporation and Janus Distributors, Inc. are wholly-owned subsidiaries of Janus Capital.

OTHER INFORMATION
ORGANIZATION
The Trust is a "mutual fund" that was organized as a Massachusetts business trust on February 11, 1986. A mutual fund is an investment vehicle that pools money from numerous investors and invests the money to achieve a specified objective.

As of the date of this Prospectus, the Trust offers 19 separate series, three of which currently offer three classes of shares. The Trust currently offers the other 18 series by separate prospectuses.

SHAREHOLDER MEETINGS
The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called specifically for the Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by the Fund only if a matter affects or requires the vote of just the Fund or the Fund's interest in the matter differs from the interest of other portfolios of the Trust. As a shareholder, you are entitled to one vote for each share that you own.

 26   JANUS FUND PROSPECTUS                                    FEBRUARY 17, 1998

SIZE OF THE FUND
The Fund has no present plans to limit its size. However, the Fund may discontinue sales of its shares if management believes that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued, it is expected that existing shareholders of the Fund would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

MASTER/FEEDER OPTION
The Trust may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. Unless otherwise required by law, this policy may be implemented by the Trustees without shareholder approval.

YEAR 2000
Preparing for Year 2000 is a high priority for Janus Capital, which has established a dedicated group to address this issue. Janus Capital has entered into a consulting arrangement with one of the foremost experts in Year 2000 compliance to help Janus Capital successfully achieve Year 2000 compliance. Janus Capital does not anticipate that the move to Year 2000 will have a material impact on its ability to continue to provide the Fund with service at current levels.

JANUS FUND PROSPECTUS                                    FEBRUARY 17, 1998    27

                            DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

TO AVOID TAXATION, THE INTERNAL REVENUE CODE REQUIRES THE FUND TO DISTRIBUTE NET INCOME AND ANY NET CAPITAL GAINS REALIZED BY ON ITS INVESTMENTS ANNUALLY. THE FUND'S INCOME FROM DIVIDENDS AND INTEREST AND ANY NET REALIZED SHORT-TERM CAPITAL GAINS ARE PAID TO SHAREHOLDERS AS ORDINARY INCOME DIVIDENDS. NET REALIZED LONG-TERM GAINS ARE PAID TO SHAREHOLDERS AS CAPITAL GAINS DISTRIBUTIONS. DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS ARE DECLARED AND PAID IN DECEMBER.

HOW DISTRIBUTIONS AFFECT A FUND'S NAV
Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

"BUYING A DIVIDEND"
If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

DISTRIBUTION OPTIONS
When you open an account, you must specify on your application how you want to receive your distributions. You may change your distribution option at any time by writing the Fund at one of the addresses on page 16 or calling
1-800-525-3713. The Fund offers the following options:

1. REINVESTMENT OPTION. You may reinvest your income dividends and capital gains distributions in additional shares. This option is assigned automatically if no other choice is made.

2. CASH OPTION. You may receive your income dividends and capital gains distributions in cash.

 28   JANUS FUND PROSPECTUS                                    FEBRUARY 17, 1998

3. REINVEST AND CASH OPTION. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

4. REDIRECT OPTION. You may direct your dividends or capital gains to purchase shares of another Janus fund.

The Fund reserves the right to reinvest into your account undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

TAXES
As with any investment, you should consider the tax consequences of investing in the Fund. The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You may wish to consult your own tax adviser. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

TAXES ON DISTRIBUTIONS
Dividends and distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. In certain states, a portion of the dividends and distributions (depending on the source of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

TAXATION OF THE FUND
Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment income.

The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

JANUS FUND PROSPECTUS                                    FEBRUARY 17, 1998    29

                                   APPENDIX A

GLOSSARY OF INVESTMENT TERMS
This glossary provides a more detailed description of some of the types of securities and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I. EQUITY AND DEBT SECURITIES
BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued under
Section 4(2) of the Securities Act of 1933.

COMMON STOCK represents a share of ownership in a company, and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

HIGH-YIELD/HIGH-RISK SECURITIES are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed

 30   JANUS FUND PROSPECTUS                                    FEBRUARY 17, 1998
through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

PREFERRED STOCK is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually heavy redemption requests, or for other temporary or emergency purposes.

RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

STANDBY COMMITMENTS are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

JANUS FUND PROSPECTUS                                    FEBRUARY 17, 1998    31

STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

WARRANTS are securities, typically issued with preferred stocks or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES
FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.


 32   JANUS FUND PROSPECTUS                                    FEBRUARY 17, 1998

FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

JANUS FUND PROSPECTUS                                    FEBRUARY 17, 1998    33

[JANUS LOGO]

      P.O. Box 173375   o   Denver, CO 80217-3375   o   1-800-525-3713
                Janus Distributors, Inc.  Member NASD.  (2/98)

                              JANUS MERCURY FUND
                                  PROSPECTUS


                                                                    [JANUS LOGO]

                               JANUS MERCURY FUND

                              100 Fillmore Street
                             Denver, CO 80206-4928
                                 1-800-525-3713
                              http://www.Janus.com

                               FEBRUARY 17, 1998

Janus Mercury Fund (the "Fund") is a no-load, diversified mutual fund that seeks long-term growth of capital. The Fund pursues its objective by investing in common stocks of issuers of any size, which may include larger well-established issuers and/or smaller emerging growth companies.

For complete information on how to purchase, exchange and sell shares, please see the Shareholder's Manual beginning on page 14.

The Fund is a portfolio of Janus Investment Fund (the "Trust"), which is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. This Prospectus contains information about the Fund that you should consider before investing. Please read it carefully and keep it for future reference.

Additional information about the Fund is contained in a Statement of Additional Information ("SAI") filed with the SEC. The SAI dated February 17, 1998, is incorporated by reference into this Prospectus. For a copy of the SAI, write or call the Fund at the address or phone number listed above. The SEC maintains a Web site located at http://www.sec.gov that contains the SAI, material incorporated by reference, and other information regarding the Fund.

THE FUND'S SHARES ARE NOT BANK DEPOSITS, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED BY THE SEC NOR HAS THE SEC PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES IN ANY STATE OR OTHER JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE OR OTHER JURISDICTION.

JANUS MERCURY FUND PROSPECTUS                                  FEBRUARY 17, 1998

                                    CONTENTS

THE FUND AT A GLANCE
Brief description of the Fund................    2
EXPENSE INFORMATION
The Fund's annual operating expenses.........    3
Financial Highlights -- a summary of
  financial data.............................    4
THE FUND IN DETAIL
Investment Objective and Policies............    6
General Portfolio Policies...................    8
Additional Risk Factors......................    9
PERFORMANCE TERMS
An Explanation of Performance Terms..........   13
SHAREHOLDER'S MANUAL
Minimum Investments..........................   14
Types of Account Ownership...................   14
How to Open Your Janus Account...............   16
How to Purchase Shares.......................   16
How to Exchange Shares.......................   18
How to Redeem Shares.........................   19
Shareholder Services and Account Policies....   21
MANAGEMENT OF THE FUND
Investment Adviser and Portfolio Manager.....   24
Personal Investing...........................   24
Management Expenses..........................   25
Portfolio Transactions.......................   25
Other Service Providers......................   25
Other Information............................   26
DISTRIBUTIONS AND TAXES
Distributions................................   28
Taxes........................................   29
APPENDIX A
Glossary of Investment Terms.................   30

JANUS MERCURY FUND PROSPECTUS                             FEBRUARY 17, 1998    1

                              THE FUND AT A GLANCE

INVESTMENT OBJECTIVE:
The investment objective of the Fund is long-term growth of capital.

PRIMARY HOLDINGS:
A diversified fund that pursues its investment objective by investing primarily in common stocks of companies of any size.

SHAREHOLDER'S INVESTMENT HORIZON:
The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with investments in common stocks. The Fund is not designed as a short-term trading vehicle and should not be relied upon for short-term financial needs.

FUND ADVISER:
Janus Capital Corporation ("Janus Capital") serves as the Fund's investment adviser. Janus Capital has been in the investment advisory business for over 27 years and currently manages approximately $70 billion in assets.

FUND MANAGER:
Warren B. Lammert

FUND INCEPTION:
May 1993

 2   JANUS MERCURY FUND PROSPECTUS                             FEBRUARY 17, 1998

                              EXPENSE INFORMATION

The following tables and example are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Fund. Shareholder Transaction Expenses are fees charged directly to your individual account when you buy, sell or exchange shares. The table below shows that you pay no such fees. Annual Operating Expenses are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.

    SHAREHOLDER TRANSACTION EXPENSES

         Maximum sales load imposed on purchases              None
         Maximum sales load imposed on reinvested dividends   None
         Deferred sales charges on redemptions                None
         Redemption fee*                                      None
         Exchange fee                                         None

    * There is an $8 service fee for redemptions by wire.

ANNUAL OPERATING EXPENSES(1)
(expressed as a percentage of average net assets)

------------------------------------------------------------
Management Fee                                         0.67%
Other Expenses                                         0.31%
------------------------------------------------------------
Total Operating Expenses                               0.98%
------------------------------------------------------------

(1)The Management Fee reflects a reduced fee schedule effective July 1, 1997, applied to net assets as of October 31, 1997. Other Expenses are based on expenses before expense offset arrangements for the fiscal year ended October 31, 1997.

EXAMPLE

-------------------------------------------------------------------------
                                       1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------
Assume you invest $1,000, the Fund
returns 5% annually and its expense
ratio remains as listed above. This
example shows the operating expenses
that you would indirectly bear as an
investor in the Fund.                   $10      $31      $54      $120

--------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE RETURNS OR EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.

JANUS MERCURY FUND PROSPECTUS                             FEBRUARY 17, 1998    3

                              FINANCIAL HIGHLIGHTS

The information below is for fiscal periods ending on October 31st of each year and has been audited by the accounting firm of Price Waterhouse LLP. Their report is included in the Fund's Annual Report, which is incorporated by reference into the SAI.

                                                  1997        1996        1995
--------------------------------------------------------------------------------
 1. NET ASSET VALUE, BEGINNING OF PERIOD         $18.20      $17.38      $14.12
--------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
 2. Net investment income (loss)                 (0.01)        0.14        0.16
 3. Net gains or (losses) on securities (both
    realized and unrealized)                       2.82        2.74        3.37
--------------------------------------------------------------------------------
 4. Total from investment operations               2.81        2.88        3.53
--------------------------------------------------------------------------------
   LESS DISTRIBUTIONS:
 5. Dividends (from net investment income)       (0.08)          --      (0.16)
 6. Distributions (from capital gains)           (2.28)      (2.06)      (0.11)
--------------------------------------------------------------------------------
 7. Total distributions                          (2.36)      (2.06)      (0.27)
--------------------------------------------------------------------------------
 8. NET ASSET VALUE, END OF PERIOD               $18.65      $18.20      $17.38
--------------------------------------------------------------------------------
 9. Total return*                                17.07%      18.18%      25.53%
--------------------------------------------------------------------------------
10. Net assets, end of period (in millions)      $1,971      $2,002      $1,521
11. Average net assets for the period (in
    millions)                                    $2,046      $1,839      $1,116
12. Ratio of gross expenses to average net
    assets**                                      0.98%       1.02%       1.14%
13. Ratio of net expenses to average net
    assets**                                      0.96%       1.00%       1.12%
14. Ratio of net investment income/(loss) to
    average net assets**                          0.21%       0.45%       0.50%
15. Portfolio turnover rate**                      157%       1.77%        201%
16. Average commission rate                      $.0441      $.0383         N/A
--------------------------------------------------------------------------------

                                                  1994      1993(1)
-------------------------------------------------------------------
 1. NET ASSET VALUE, BEGINNING OF PERIOD         $11.70      $10.00
-------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
 2. Net investment income (loss)                   0.02      (0.01)
 3. Net gains or (losses) on securities (both
    realized and unrealized)                       2.40        1.71
-------------------------------------------------------------------
 4. Total from investment operations               2.42        1.70
-------------------------------------------------------------------
   LESS DISTRIBUTIONS:
 5. Dividends (from net investment income)           --          --
 6. Distributions (from capital gains)               --          --
-------------------------------------------------------------------
 7. Total distributions                              --          --
-------------------------------------------------------------------
 8. NET ASSET VALUE, END OF PERIOD               $14.12      $11.70
-------------------------------------------------------------------
 9. Total return*                                20.68%      17.00%
-------------------------------------------------------------------
10. Net assets, end of period (in millions)        $596        $113
11. Average net assets for the period (in
    millions)                                      $258         $67
12. Ratio of gross expenses to average net
    assets**                                        N/A         N/A
13. Ratio of net expenses to average net
    assets**                                      1.33%       1.75%
14. Ratio of net investment income/(loss) to
    average net assets**                          0.25%     (0.40%)
15. Portfolio turnover rate**                      283%        151%
16. Average commission rate                         N/A         N/A
-------------------------------------------------------------------

(1) Fiscal period from May 3, 1993 (inception) to October 31, 1993.
 * Total return is not annualized for periods of less than one full year. ** Annualized for periods of less than one full year.

 4   JANUS MERCURY FUND PROSPECTUS                             FEBRUARY 17, 1998

                               UNDERSTANDING THE
                              FINANCIAL HIGHLIGHTS

This section is designed to help you better understand the information summarized in the Financial Highlights table. The table contains important historical operating information that may be useful in making your investment decision or understanding how your investment has performed. The Fund's Annual Report contains additional information about the Fund's performance, including a comparison to an appropriate securities index. For a copy of the Annual Report, call 1-800-525-8983.

NET ASSET VALUE ("NAV") is the value of a single share of the Fund. It is computed by adding the value of all of the Fund's investments and other assets, subtracting any liabilities and dividing the result by the number of shares outstanding. The difference between line 1 and line 8 in the Financial Highlights table represents the change in value of a Fund share over the fiscal period, but not its total return.

NET INVESTMENT INCOME is the per share amount of dividends and interest income earned on securities held by the Fund, less Fund expenses. DIVIDENDS (FROM NET INVESTMENT INCOME) are the per share amount that the Fund paid from net investment income.

NET GAINS (OR LOSSES) ON SECURITIES is the per share increase or decrease in value of the securities the Fund holds. A gain (or loss) is realized when securities are sold. A gain (or loss) is unrealized when securities increase or decrease in value but are not sold. DISTRIBUTIONS (FROM CAPITAL GAINS) are the per share amount that the Fund paid from net realized gains.

TOTAL RETURN is the percentage increase or decrease in the value of an investment over a stated period of time. Total return includes both changes in NAV and income. For the purposes of calculating total return, it is assumed that dividends and distributions are reinvested at the NAV on the day of the distribution.

RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS is the total of the Fund's operating expenses before expense offset arrangements divided by its average net assets for the stated period. The Fund was not required to disclose the ratio of gross expenses to average net assets prior to 1995. RATIO OF NET EXPENSES TO AVERAGE NET ASSETS reflects reductions in the Fund's expenses through the use of brokerage commissions and uninvested cash balances earning interest or balance credits.

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS is the Fund's net investment income divided by its average net assets for the stated period.

PORTFOLIO TURNOVER RATE is a measure of the amount of the Fund's buying and selling activity. It is computed by dividing total purchases or sales, whichever is less, by the average monthly market value of the Fund's portfolio securities.

AVERAGE COMMISSION RATE is the total of the Fund's agency commissions paid on equity securities trades divided by the number of shares purchased and sold.

JANUS MERCURY FUND PROSPECTUS                             FEBRUARY 17, 1998    5

                               THE FUND IN DETAIL

This section takes a closer look at the Fund's investment objective, policies and the securities in which the Fund invests. Policies that are noted as "fundamental" cannot be changed without a shareholder vote. All other policies, including the Fund's investment objective, are not fundamental and may be changed by the Fund's Trustees without a shareholder vote. You will be notified of any material changes.

You should carefully consider your own investment goals, time horizon (the amount of time you plan to hold your shares of the Fund) and risk tolerance before investing in the Fund. If there is a material change in the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

You should also carefully review the "Additional Risk Factors" section of this Prospectus for a more detailed discussion of the risks associated with certain investment techniques. Appendix A includes more detailed descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term growth of capital. It is a diversified fund that pursues its objective by investing in common stocks of issuers of any size, which may include larger well-established issuers and/or smaller emerging growth companies.

TYPES OF INVESTMENTS
The Fund invests primarily in common stocks selected for their growth potential. The Fund may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities and debt securities when its portfolio manager perceives an opportunity for capital growth from such securities or to receive a return on idle cash. The Fund may invest up to 25% of its assets in mortgage- and asset-backed securities, up to 10% of its assets in zero coupon, pay-in-kind and step-coupon securities, and without limit in indexed/structured securities. The Fund will invest less than 35% of its assets in high-yield/high-risk securities. The Fund may also purchase high-grade commercial paper, certificates of deposit, and repurchase agreements. Such securities may offer growth potential because of anticipated changes in interest rates, credit standing, currency relationships or other factors. The Fund may also invest in short-term debt securities, including money market funds managed by Janus Capital, as a means of receiving a return on idle cash.

When the Fund's portfolio manager believes that market conditions are not favorable for profitable investing or when the portfolio manager is otherwise unable to locate investment opportunities with favorable risk/reward characteristics, the Fund's investments may be hedged to a greater degree and/or its cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. When the Fund is hedged or its investments in cash or similar

 6   JANUS MERCURY FUND PROSPECTUS                             FEBRUARY 17, 1998
investments increase, it may not participate in market advances or declines to the extent that it would if it remained more fully invested in common stocks.

The Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies. The Fund may use options, futures and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return. See "Additional Risk Factors" on page 9. The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis.

The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. See "Additional Risk Factors" on page 9.

THE FOLLOWING QUESTIONS ARE DESIGNED TO HELP YOU BETTER UNDERSTAND AN INVESTMENT IN THE FUND.

Q:   HOW ARE COMMON STOCKS SELECTED?

A: The Fund invests substantially all of its assets in common stocks to the extent its portfolio manager believes that the relevant market environment favors profitable investing in those securities. The portfolio manager generally takes a "bottom up" approach to building the portfolio. In other words, the manager generally seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Fund, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. Realization of income is not a significant investment consideration. Any income realized on the Fund's investments will be incidental to its objective.

Q:   ARE THE SAME CRITERIA USED
     TO SELECT FOREIGN SECURITIES?

A: Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of country of organization or place of principal business activity. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. See "Additional Risk Factors" on page 9.

Q:   WHAT IS THE MAIN RISK OF INVESTING
     IN A GROWTH FUND?

A: Since the Fund usually invests heavily in common stocks, the fundamental risk is that the value of the stocks it holds might decrease. Stock values may fluctuate in response to the activities of an individual company or in response to general market

JANUS MERCURY FUND PROSPECTUS                             FEBRUARY 17, 1998    7
and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. See "Additional Risk Factors" on page 9.

Q:   HOW DOES THE FUND
     TRY TO REDUCE RISK?

A: Diversification of the Fund's assets reduces the effect of any single holding on its overall portfolio value. The Fund may use futures, options and other derivative instruments to protect the portfolio from movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. See "Additional Risk Factors" on page 9.

GENERAL PORTFOLIO POLICIES
In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. For example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

DIVERSIFICATION
The Investment Company Act of 1940 (the "1940 Act") classifies investment companies as either diversified or nondiversified. The Fund qualifies as a diversified fund under the 1940 Act and is subject to the following requirements:

- As a fundamental policy, the Fund may not own more than 10% of the outstanding voting shares of any issuer.

- As a fundamental policy, with respect to 75% of its total assets, the Fund will not purchase a security of any issuer (other than cash items and U.S. government securities, as defined in the 1940 Act) if such purchase would cause the Fund's holdings of that issuer to amount to more than 5% of the Fund's total assets.

- The Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. government securities).

INDUSTRY CONCENTRATION
As a fundamental policy, the Fund will not invest 25% or more of its total assets in any particular industry (excluding U.S. government securities.)

PORTFOLIO TURNOVER
The Fund generally intends to purchase securities for long-term investment rather than short-term gains. However, short-term transactions may result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. Changes are made in the Fund's

 8   JANUS MERCURY FUND PROSPECTUS                             FEBRUARY 17, 1998
portfolio whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

To a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains.

ILLIQUID INVESTMENTS
The Fund may invest up to 15% of its net assets in illiquid investments, including restricted securities or private placements that are not deemed to be liquid by Janus Capital. If illiquid securities exceed 15% of the Fund's net assets after the time of purchase the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. Some securities cannot be sold to the U.S. public because of their terms or because of SEC regulations. Janus Capital will follow guidelines established by the Trustees of the Trust ("Trustees") in making liquidity determinations for Rule 144A securities and other securities, including privately placed commercial paper.

BORROWING AND LENDING
The Fund may borrow money and lend securities or other assets, as follows:

- The Fund may borrow money for temporary or emergency purposes in amounts up to 25% of its total assets.

- The Fund may mortgage or pledge securities as collateral for borrowings in amounts up to 15% of its net assets.

- As a fundamental policy, the Fund may lend securities or other assets if, as a result, no more than 25% of its total assets would be lent to other parties.

Under the terms of an exemptive order received from the SEC, the Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above percentage limits.

ADDITIONAL RISK FACTORS
INVESTMENTS IN SMALLER COMPANIES
Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. The Fund may invest in companies that have relatively small revenues, have a small share of the market for their products or services, or have limited geographic or product markets. Smaller or newer companies may lack depth of management, they may be unable to generate internally funds necessary for growth or potential development or to generate such funds through external financing on favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries

JANUS MERCURY FUND PROSPECTUS                             FEBRUARY 17, 1998    9
and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for larger and more established issuers, and may be subject to wider price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

SPECIAL SITUATIONS
Special situations may include, among others, significant changes in a company's allocation of its existing capital, a restructuring of assets, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

FOREIGN SECURITIES
Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in comparable domestic securities. Securities of some foreign companies and governments may be traded in the United States, but most foreign securities are traded primarily in foreign markets. The risks of foreign investing include:

- CURRENCY RISK. The Fund may buy the local currency when it buys a foreign currency denominated security and sell the local currency when it sells the security. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even though the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

- POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in underdeveloped or developing countries which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country. The Fund may invest in emerging market countries. Emerging market countries involve greater risks such as immature economic structures, national policies restricting investments by foreigners, and different legal systems.

- REGULATORY RISK. There may be less government supervision of foreign markets. Foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers. There may be less publicly available information about foreign issuers than domestic issuers.

- MARKET RISK. Foreign securities markets, particularly those of underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

 10   JANUS MERCURY FUND PROSPECTUS                            FEBRUARY 17, 1998

- TRANSACTION COSTS. Transaction costs of buying and selling foreign securities, including brokerage, tax and custody costs, are generally higher than those involved in domestic transactions.

Foreign securities purchased indirectly (e.g., depositary receipts) are subject to many of the above risks, including currency risk, because their values depend on the performance of a foreign security denominated in its home currency.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS
The Fund may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts ("futures contracts") and may invest in options on securities, financial indices and foreign currencies ("options"), forward contracts and interest rate swaps and swap-related products (collectively "derivative instruments"). The Fund intends to use most derivative instruments primarily to hedge the value of its portfolio against potential adverse movements in securities prices, foreign currency markets or interest rates. To a limited extent, the Fund may also use most derivative instruments for non-hedging purposes such as seeking to increase the Fund's income or otherwise seeking to enhance return. Please refer to Appendix A to this Prospectus and the SAI for a more detailed discussion of these instruments.

The use of derivative instruments exposes the Fund to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include:

- the risk that interest rates, securities prices and currency markets will not move in the directions that the portfolio manager anticipates;

- imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged;

- the fact that skills needed to use these strategies are different from those needed to select portfolio securities;

- inability to close out certain hedged positions to avoid adverse tax consequences;

- the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

- leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and

- particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

Although the Fund believes the use of derivative instruments will benefit the Fund, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgement proves incorrect.

When the Fund invests in a derivative instrument, it may be required to segregate cash and other liquid assets or certain portfolio securities with its custodian to "cover" the Fund's position. Assets segregated or set aside generally may not be disposed of so long

JANUS MERCURY FUND PROSPECTUS                            FEBRUARY 17, 1998    11
as the Fund maintains the positions requiring segregation or cover. Segregating assets could diminish the Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

HIGH-YIELD/HIGH-RISK SECURITIES
High-yield/high-risk securities (or "junk" bonds) are debt securities rated below investment grade by the primary rating agencies such as Standard & Poor's Ratings Services ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's").

The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk) than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investments.

Issuers of high-yield securities are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. The market for lower quality securities is generally less liquid than the market for higher quality securities. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower quality securities.

Please refer to the SAI for a description of bond rating categories.

SHORT SALES
The Fund may engage in "short sales against the box." This technique involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

See Appendix A for risks associated with certain other investments.

 12   JANUS MERCURY FUND PROSPECTUS                            FEBRUARY 17, 1998

                               PERFORMANCE TERMS

This section will help you understand various terms that are commonly used to describe the Fund's performance. You may see references to these terms in our newsletters, advertisements and in media articles. Our newsletters and advertisements may include comparisons of the Fund's performance to the performance of other mutual funds, mutual fund averages or recognized stock market indices. The Fund generally measures performance in terms of total return.

CUMULATIVE TOTAL RETURN represents the actual rate of return on an investment for a specified period. The Financial Highlights table shows total return for a single fiscal period. Cumulative total return is generally quoted for more than one year (e.g., the life of the Fund). A cumulative total return does not show interim fluctuations in the value of an investment.

AVERAGE ANNUAL TOTAL RETURN represents the average annual percentage change of an investment over a specified period. It is calculated by taking the cumulative total return for the stated period and determining what constant annual return would have produced the same cumulative return. Average annual returns for more than one year tend to smooth out variations in the Fund's return and are not the same as actual annual results.

THE FUND IMPOSES NO SALES OR OTHER CHARGES THAT WOULD AFFECT TOTAL RETURN COMPUTATIONS. FUND PERFORMANCE FIGURES ARE BASED UPON HISTORICAL RESULTS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. INVESTMENT RETURNS AND NET ASSET VALUE WILL FLUCTUATE SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

JANUS MERCURY FUND PROSPECTUS                            FEBRUARY 17, 1998    13

                              SHAREHOLDER'S MANUAL

This section will help you become familiar with the different types of accounts you can establish with Janus. It also explains in detail the wide array of services and features you can establish on your account, as well as account policies and fees that may apply to your account. Account policies (including fees), services and features may be modified or discontinued without shareholder approval or prior notice.

    MINIMUM INVESTMENTS*

      To open a new account..............................   $2,500
      To open a new retirement, education or UGMA/UTMA
        account..........................................   $  500
      To open a new account with an Automatic Investment
        Program..........................................   $  500**
      To add to any type of an account...................   $  100+

     * The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain types of accounts.
    ** An Automatic Investment Program requires a $100 minimum automatic investment per month until the account balance reaches $2,500.
     + The minimum subsequent investment for IRA or UGMA/UTMA accounts is $50.

HOW TO GET IN TOUCH WITH JANUS
If you have any questions while reading this Prospectus, please call one of our Investor Service Representatives at 1-800-525-3713 Monday-Friday: 8:00 a.m.-8:00 p.m., and Saturday: 10:00 a.m.-4:00 p.m., New York time. The Quick Address and Telephone Reference below includes other ways to get in touch with Janus.

   QUICK ADDRESS AND TELEPHONE REFERENCE

    MAILING ADDRESS                    JANUS XPRESS LINE      1-888-979-7737
    Janus                              For 24-hour access to account and
    P.O. Box 173375                    fund information, exchanges and
    Denver, CO 80217-3375              purchases, automated daily quotes on
                                       fund share prices, yields and total
    FOR OVERNIGHT CARRIER              returns.
    Janus                              TDD                     1-800-525-0056
    Suite 101                          A telecommunications device for our
    3773 Cherry Creek North Drive      hearing- and speech-impaired
    Denver, CO 80209-3811              shareholders.
    JANUS INTERNET ADDRESS             JANUS LITERATURE LINE  1-800-525-8983
    http://www.Janus.com               To request a prospectus, shareholder
                                       reports or marketing materials.

TYPES OF ACCOUNT OWNERSHIP
If you are investing for the first time, you will need to establish an account. You can establish the following types of accounts by completing a New Account Application. To request an application, call 1-800-525-3713.

 14   JANUS MERCURY FUND PROSPECTUS                            FEBRUARY 17, 1998

- INDIVIDUAL OR JOINT OWNERSHIP. Individual accounts are owned by one person. Joint accounts have two or more owners.

- A GIFT OR TRANSFER TO MINOR (UGMA OR UTMA). An UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's Social Security number on the application.

- TRUST. An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

- BUSINESS ACCOUNTS. Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

TAX-DEFERRED ACCOUNTS
If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. Tax deferred accounts include retirement plans and the Education IRA. Distributions from these plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Investors should consult their tax advisor or legal counsel before selecting a tax-deferred account.

Investors Fiduciary Trust Company serves as custodian for the tax-deferred accounts offered by the Fund. You will be charged an account maintenance fee of $12 for each Fund account, up to a maximum of $24 for two or more Fund accounts registered under the same taxpayer identification number. Each Janus fund you own under your IRA account number is considered a "Fund account." You may pay the fee by check or have it automatically deducted from your account (usually in December). The Fund reserves the right to change the amount of this fee or to waive it in whole or in part for certain types of accounts.

The following plans require a special application. For an application and more details about our Retirement Plans, call 1-800-525-3713.

- REGULAR AND ROTH INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS"): Both types of IRAs allow most individuals under the age of 70 1/2 with earned income to contribute up to the lesser of $2,000 ($4,000 for most married couples) or 100% of compensation annually. Please refer to the Janus IRA booklet for more complete information regarding IRAs.

- EDUCATION IRA: This plan allows individuals, subject to certain income limitations, to contribute up to $500 annually on behalf of any child under the age of 18. Please refer to the Janus IRA booklet for more complete information regarding the Education IRA.

- SIMPLIFIED EMPLOYEE PENSION PLAN ("SEP"): This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

JANUS MERCURY FUND PROSPECTUS                            FEBRUARY 17, 1998    15

- PROFIT SHARING OR MONEY PURCHASE PENSION PLAN: These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

- SECTION 403(b)(7) PLAN: Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a
  Section 403(b)(7) Plan.

HOW TO OPEN YOUR JANUS ACCOUNT
Complete and sign the appropriate application. Please be sure to provide your Social Security or taxpayer identification number on the application and make your check payable to Janus. The Fund is available only to U.S. citizens or residents, and your application will be returned if you do not meet these criteria. Send all items to one of the following addresses:

For Overnight Carrier
--------------------
Janus
Suite 101
3773 Cherry Creek North Drive
Denver, CO 80209-3811

For All Other Inquiries
---------------------
Janus
P.O. Box 173375
Denver, CO 80217-3375

INVESTOR SERVICE CENTERS
Janus offers two Investor Service Centers for those individuals who would like to conduct their investing in person. Our representatives will be happy to assist you at either of the following locations Monday-Friday 7:00 a.m. to 6:00 p.m. Mountain time and Saturday 9:00 a.m. to 1:00 p.m. Mountain time.

100 Fillmore Street, Suite 100
Denver, CO 80206

3773 Cherry Creek North Drive, Suite 101
Denver, CO 80209

HOW TO PURCHASE SHARES
PAYING FOR SHARES
When you purchase shares, your request will be processed at the next NAV calculated after your order is received and accepted. Please note the following:

- Cash, credit cards, third party checks and credit card checks will not be accepted.

- All purchases must be made in U.S. dollars.

- Checks must be drawn on a U.S. bank and made payable to Janus.

- If a check does not clear your bank, the Fund reserves the right to cancel the purchase.

- If the Fund is unable to debit your predesignated bank account on the day of purchase, it may make additional attempts or cancel the purchase.

 16   JANUS MERCURY FUND PROSPECTUS                            FEBRUARY 17, 1998

- The Fund reserves the right to reject any specific purchase request.

If your purchase is cancelled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. The Fund (or its agents) has the authority to redeem shares in your account(s) to cover any such losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

ONCE YOU HAVE OPENED YOUR JANUS ACCOUNT, THE MINIMUM AMOUNT FOR AN ADDITIONAL INVESTMENT IS $100 ($50 FOR IRAS OR UGMA/UTMA ACCOUNTS). You may add to your account at any time through any of the following options:

BY MAIL
Complete the remittance slip attached at the bottom of your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to one of the addresses listed previously. You may also request a booklet of remittance slips for non-retirement accounts.

BY TELEPHONE
This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. To purchase shares by telephone, call an Investor Service Representative at 1-800-525-3713 during normal business hours or call the Janus Xpress Line, 1-888-979-7737, for access to this option 24 hours a day. When you make an additional purchase by telephone, Janus will automatically debit your predesignated bank account for the desired amount. To establish the telephone purchase option on your new account, complete the "Telephone Purchase of Shares Option" section on the application and attach a "voided" check or deposit slip from your bank account. If your account is already established, call 1-800-525-3713 to request the appropriate form. This option will become effective ten days after the form is received.

BY WIRE
Purchases may also be made by wiring money from your bank account to your Janus account. Call 1-800-525-3713 to receive wiring instructions.

AUTOMATIC INVESTMENT PROGRAMS
Janus offers several automatic investment programs to help investors achieve their financial goals as simply and conveniently as possible. You may open a new account with a $500 initial purchase and $100 automatic subsequent investments.

- AUTOMATIC MONTHLY INVESTMENT PROGRAM
  You select the day each month that your money ($100 minimum) will be electronically transferred from your bank account to your Fund account. To establish this option, complete the "Automatic Monthly Investment Program" section on the application and attach a "voided" check or deposit slip from your bank account. If your Fund account is already established, call 1-800-525-3713 to request the appropriate form.

- PAYROLL DEDUCTION
  If your employer can initiate an automatic payroll deduction, you may have all or a portion of your paycheck ($100 minimum) invested directly into your Fund account. To obtain information on establishing this option, call 1-800-525-3713.

JANUS MERCURY FUND PROSPECTUS                            FEBRUARY 17, 1998    17

- BY SYSTEMATIC EXCHANGE
  With a Systematic Exchange you determine the amount of money ($100 minimum) you would like automatically exchanged from one Janus account to another on any day of the month. For more information on how to establish this option, call 1-800-525-3713.

HOW TO EXCHANGE SHARES
On any business day, you may exchange all or a portion of your shares into any other available Janus fund.

IN WRITING
To request an exchange in writing, please follow the instructions for written requests on page 20.

BY TELEPHONE
All accounts are automatically eligible for the telephone exchange option. To exchange shares by telephone, call an Investor Service Representative at 1-800-525-3713 during normal business hours or call the Janus Xpress Line, 1-888-979-7737, for access to this option 24 hours a day.

BY SYSTEMATIC EXCHANGE
As noted above, you may establish a Systematic Exchange for as little as a $100 subsequent purchase per month on established accounts. You may establish a new account with a $500 initial purchase and subsequent $100 systematic exchanges. If the balance in the account you are exchanging from falls below the systematic exchange amount, all remaining shares will be exchanged and the program will be discontinued.

EXCHANGE POLICIES
- Except for Systematic Exchanges, new accounts established by exchange must be opened with $2,500 or the total account value if the value of the account you are exchanging from is less than $2,500.

- Exchanges between existing accounts must meet the $100 subsequent investment requirement.

- You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchanges). Exchanges in excess of this limit may be subject to an exchange fee or may result in termination of the exchange privilege.

- The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time. For example, the Fund may reject exchanges from accounts engaged in or known to engage in excessive trading (including market timing transactions).

- Exchanges between accounts will be accepted only if the registrations are identical.

- If the shares you are exchanging are held in certificate form, you must return the certificate to your Fund prior to making any exchanges.

- Be sure that you read the prospectus for the fund into which you are exchanging.

 18   JANUS MERCURY FUND PROSPECTUS                            FEBRUARY 17, 1998

- An exchange represents the sale of shares from one fund and the purchase of shares of another fund, which may produce a taxable gain or loss in a non-tax deferred account.

HOW TO REDEEM SHARES
On any business day, you may redeem all or a portion of your shares. If the shares are held in certificate form, the certificate must be returned with or before your redemption request. Your transaction will be processed at the next NAV calculated after your order is received and accepted.

IN WRITING
To request a redemption in writing, please follow the instructions for written requests noted on page 20.

BY TELEPHONE
Most accounts have the telephone redemption option, unless this option was specifically declined on the application or in writing. This option enables you to request redemptions daily from your account by calling 1-800-525-3713 by the close of the regular trading session of the New York Stock Exchange ("NYSE"), normally 4:00 p.m., New York time. You may also use Janus Xpress Line 1-888-979-7737, for access to this option 24 hours a day. Redemption requests received through Janus Xpress Line will be processed at the NAV next calculated after receipt and acceptance of the request. (There is a daily limit of $100,000 per account for redemptions payable by check).

SYSTEMATIC REDEMPTION OPTION
The Systematic Redemption Option allows you to redeem a specific dollar amount from your account on a regular basis. For more information or to request the appropriate form, please call 1-800-525-3713.

PAYMENT OF REDEMPTION PROCEEDS
- BY CHECK
  Redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request.

- BY ELECTRONIC TRANSFER
  If you have established the electronic redemption option, your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer) or the second bank business day after receipt of your redemption request (ACH transfer). Wire transfers will be charged an $8 fee per wire and your bank may charge an additional fee to receive the wire. ACH transfers are made free of charge. Wire redemptions are not available for retirement accounts.

  If you would like to establish the electronic redemption option on an existing account, please call 1-800-525-3713 to request the appropriate form.

IF THE SHARES BEING REDEEMED WERE PURCHASED BY CHECK, TELEPHONE OR THROUGH THE AUTOMATIC MONTHLY INVESTMENT PROGRAM, THE FUND MAY DELAY THE PAYMENT OF YOUR REDEMPTION PROCEEDS FOR UP TO 15 DAYS FROM THE DAY OF PURCHASE TO ALLOW THE PURCHASE TO CLEAR. Unless you provide alternate instructions,

JANUS MERCURY FUND PROSPECTUS                            FEBRUARY 17, 1998    19
your proceeds will be invested in Janus Money Market Fund - Investor Shares during the 15 day hold period.

WRITTEN INSTRUCTIONS
To redeem or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed on page 16 and must include the following information:

- the name of the Fund,

- the account number,

- the amount of money or number of shares being redeemed,

- the name(s) on the account,

- the signature(s) of all registered account owners, and

- your daytime telephone number.

SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE
- INDIVIDUAL, JOINT TENANTS, TENANTS IN COMMON: Written instructions must be signed by each shareholder, exactly as the names appear in the account registration.

- UGMA OR UTMA: Written instructions must be signed by the custodian in his/her capacity as it appears in the account registration.

- SOLE PROPRIETOR, GENERAL PARTNER: Written instructions must be signed by an authorized individual in his/her capacity as it appears on the account registration.

- CORPORATION, ASSOCIATION: Written instructions must be signed by the person(s) authorized to act on the account. In addition, a certified copy of the corporate resolution authorizing the signer to act must accompany the request.

- TRUST: Written instructions must be signed by the trustee(s). If the name(s) of the current trustee(s) does not appear in the account registration, a certificate of incumbency dated within 60 days must also be submitted.

- IRA: Written instructions must be signed by the account owner. If you do not want federal income tax withheld from your redemption, you must state that you elect not to have such withholding apply. In addition, your instructions must state whether the distribution is normal (after age 59 1/2) or premature (before age 59 1/2) and, if premature, whether any exceptions such as death or disability apply with regard to the 10% additional tax on early distributions.

SIGNATURE GUARANTEE
In addition to the signature requirements, a SIGNATURE GUARANTEE IS ALSO REQUIRED if any of the following is applicable:

- You request a redemption that exceeds $100,000.

- You would like the check made payable to anyone other than the shareholder(s) of record.

 20   JANUS MERCURY FUND PROSPECTUS                            FEBRUARY 17, 1998

- You would like the check mailed to an address which has been changed within 10 days of the redemption request.

- You would like the check mailed to an address other than the address of record.

THE FUND RESERVES THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS. FOR MORE INFORMATION PERTAINING TO SIGNATURE GUARANTEES, PLEASE CALL 1-800-525-3713.

HOW TO OBTAIN A SIGNATURE GUARANTEE
A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee may not be provided by a notary public.

If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.

PRICING OF FUND SHARES
All purchases, redemptions and exchanges will be processed at the NAV next calculated after your request is received and approved by the Fund (or its designated agent). The Fund's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that the NYSE is open. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE. The Fund's portfolio securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES
JANUS XPRESS LINE(TM)
Janus Xpress Line, our electronic telephone service, offers you 24-hour access by TouchTone(TM) telephone to obtain information on account balances, Fund performance or dividends. You can also make exchanges, purchases, redemptions and electronic transfers in existing accounts, request literature about any Janus fund, or order duplicate statements. Janus Xpress Line is accessed by calling 1-888-979-7737. Calls are limited to five minutes.

JANUS WEB SITE
Janus maintains a Web site located at http://www.Janus.com. You can access information such as your account balance and the Fund's NAV through the Web site. In addition, you may request and/or download a prospectus for any Janus fund.

JANUS MERCURY FUND PROSPECTUS                            FEBRUARY 17, 1998    21

ACCOUNT MINIMUMS
Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 minimum balance fee (or the value of the account if less than $10) from accounts with values below the minimums described on page 14 or to close such accounts. This policy will apply to accounts participating in the Automatic Monthly Investment Program only if your account balance does not reach the required minimum initial investment or falls below such minimum and you have discontinued monthly investments. This policy does not apply to accounts that fall below the minimums solely as a result of market value fluctuations. It is expected that accounts will be valued in September and the $10 fee will be assessed on the second Friday of September of each year. You will receive notice before we charge the $10 fee or close your account so that you may increase your account balance to the required minimum.

TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS
You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A Processing Organization, rather than its customer, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.

TAXPAYER IDENTIFICATION NUMBER
On the application or other appropriate form, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

SHARE CERTIFICATES
Most shareholders choose not to hold their shares in certificate form because account transactions such as exchanges and redemptions cannot be completed until the certificate has been returned to the Fund. The Fund will issue share certificates upon written request only. Share certificates will not be issued until the shares have been held for at least 15 days and will not be issued for accounts that do not meet the minimum investment requirements. Share certificates cannot be issued for retirement accounts. In addition, if the certificate is lost, there may be a replacement charge.

INVOLUNTARY REDEMPTION
The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund.

 22   JANUS MERCURY FUND PROSPECTUS                            FEBRUARY 17, 1998

TELEPHONE TRANSACTIONS
You may initiate many transactions by telephone. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

It may be difficult to reach an Investor Service Representative by telephone during periods of unusual market activity. If you are unable to reach a representative by telephone, please consider sending written instructions, stopping by a Service Center, or in the case of purchases, exchanges, redemptions and electronic transfers, calling the Janus Xpress Line.

TEMPORARY SUSPENSION OF SERVICES
The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services.

ADDRESS CHANGES
To change the address on your account, call 1-800-525-3713 or send a written request signed by all account owners. Include the name of the Fund, the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

REGISTRATION CHANGES
To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. For more information call 1-800-525-3713.

STATEMENTS AND REPORTS
Investors participating in an automatic investment program will receive quarterly confirmations of all transactions. The Fund will send you a transaction confirmation statement after every non-systematic transaction. The Fund distributes dividend information annually.

Financial reports for the Fund, which include a list of the Fund's portfolio holdings, will be mailed semiannually to all shareholders. You will receive an updated prospectus annually. To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if more than one person in the household has a Fund account. Please call 1-800-525-3713 if you would like to receive additional reports or prospectuses..

JANUS MERCURY FUND PROSPECTUS                            FEBRUARY 17, 1998    23

                             MANAGEMENT OF THE FUND

TRUSTEES
The Trustees oversee the business affairs of the Trust and are responsible for major decisions relating to the Fund's investment objective and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust and meet at least quarterly to review the Fund's investment policies, performance, expenses and other business affairs.

INVESTMENT ADVISER
Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs.

Janus Capital began serving as investment adviser to certain series of the Trust in 1970 and currently serves as investment adviser to all of the Janus funds, as well as adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts.

Kansas City Southern Industries, Inc. ("KCSI") owns approximately 83% of the outstanding voting stock of Janus Capital, most of which it acquired in 1984. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

PORTFOLIO MANAGER
WARREN B. LAMMERT is Executive Vice President and portfolio manager of the Fund. Mr. Lammert joined Janus Capital in 1987 and has managed the Fund since its inception. He previously managed Janus Balanced Fund from its inception to December 1993, and co-managed Janus Venture Fund from December 1993 to February 1997. He holds a Bachelor of Arts in Economics from Yale University and a Master of Science in Economic History from the London School of Economics. He is a Chartered Financial Analyst.

PERSONAL INVESTING
Janus Capital does not permit portfolio managers to purchase and sell securities for their own accounts, except under the limited exceptions contained in Janus Capital's policy governing personal investing. Janus Capital's policy requires investment and other personnel to conduct their personal investment activities in a manner that Janus Capital

 24   JANUS MERCURY FUND PROSPECTUS                            FEBRUARY 17, 1998
believes is not detrimental to the Fund or Janus Capital's other advisory clients. See the SAI for more detailed information.

MANAGEMENT EXPENSES
The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The advisory agreement with the Fund spells out the management fee and other expenses that the Fund must pay. The Fund's management fee schedule (expressed as an annual rate) is set out in the chart below.

    AVERAGE DAILY NET ASSETS OF FUND            ANNUAL RATE PERCENTAGE (%)
    ----------------------------------------------------------------------
    First $300 Million                                     0.75
    Next $200 Million                                      0.70
    Over $500 Million                                      0.65
    ----------------------------------------------------------------------

The management fee schedule above was effective July 1, 1997. The actual management fee paid by the Fund for the fiscal year ended October 31, 1997, was 0.67% of the value of the Fund's average daily net assets. As asset size increases, the annual rate of the management fee declines in accordance with the above schedule. The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

PORTFOLIO TRANSACTIONS
Purchases and sales of securities on behalf of the Fund are executed by broker-dealers selected by Janus Capital. Broker-dealers are selected on the basis of their ability to obtain best price and execution for the Fund's transactions and recognizing brokerage, research and other services provided to the Fund and to Janus Capital. Janus Capital may also consider payments made by brokers effecting transactions for the Fund (i) to the Fund or (ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. Janus Capital may also consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute transactions. The Fund's Trustees have authorized Janus Capital to place portfolio transactions on an agency basis with a broker-dealer affiliated with Janus Capital. When transactions for the Fund are effected with that broker-dealer, the commissions payable by the Fund are credited against certain Fund operating expenses serving to reduce those expenses. The SAI further explains the selection of broker-dealers.

OTHER SERVICE PROVIDERS
The following parties provide the Fund with administrative and other services.

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 0351
Boston, Massachusetts 02117-0351

JANUS MERCURY FUND PROSPECTUS                            FEBRUARY 17, 1998    25

TRANSFER AGENT
Janus Service Corporation
P.O. Box 173375
Denver, Colorado 80217-3375

DISTRIBUTOR
Janus Distributors, Inc.
100 Fillmore Street
Denver, Colorado 80206-4928

Janus Service Corporation and Janus Distributors, Inc. are wholly-owned subsidiaries of Janus Capital.

OTHER INFORMATION
ORGANIZATION
The Trust is a "mutual fund" that was organized as a Massachusetts business trust on February 11, 1986. A mutual fund is an investment vehicle that pools money from numerous investors and invests the money to achieve a specified objective. As of the date of this Prospectus, the Trust offers 19 separate series, three of which currently offer three classes of shares. The Trust currently offers the other 18 series by separate prospectuses.

SHAREHOLDER MEETINGS
The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called specifically for the Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by the Fund only if a matter affects or requires the vote of just the Fund or the Fund's interest in the matter differs from the interest of the other portfolios of the Trust. As a shareholder, you are entitled to one vote for each share that you own.

SIZE OF THE FUND
The Fund has no present plans to limit its size. However, the Fund may discontinue sales of its shares if management believes that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued, it is expected that existing shareholders of the Fund would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

MASTER/FEEDER OPTION
The Trust may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. Unless otherwise required by law, this policy may be implemented by the Trustees without shareholder approval.

 26   JANUS MERCURY FUND PROSPECTUS                            FEBRUARY 17, 1998

YEAR 2000
Preparing for Year 2000 is a high priority for Janus Capital, which has established a dedicated group to address this issue. Janus Capital has entered into a consulting arrangement with one of the foremost experts in Year 2000 compliance to help Janus Capital successfully achieve Year 2000 compliance. Janus Capital does not anticipate that the move to Year 2000 will have a material impact on its ability to continue to provide the Funds with service at current levels.

JANUS MERCURY FUND PROSPECTUS                            FEBRUARY 17, 1998    27

                            DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

TO AVOID TAXATION, THE INTERNAL REVENUE CODE REQUIRES THE FUND TO DISTRIBUTE NET INCOME AND ANY NET CAPITAL GAINS REALIZED ON ITS INVESTMENTS ANNUALLY. THE FUND'S INCOME FROM DIVIDENDS AND INTEREST AND ANY NET REALIZED SHORT-TERM CAPITAL GAINS ARE PAID TO SHAREHOLDERS AS ORDINARY INCOME DIVIDENDS. NET REALIZED LONG-TERM GAINS ARE PAID TO SHAREHOLDERS AS CAPITAL GAINS DISTRIBUTIONS. DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS ARE DECLARED AND PAID IN DECEMBER.

HOW DISTRIBUTIONS AFFECT A FUND'S NAV
Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

"BUYING A DIVIDEND"
If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

DISTRIBUTION OPTIONS
When you open an account, you must specify on your application how you want to receive your distributions. You may change your distribution option at any time by writing the Fund at one of the addresses on page 16 or calling
1-800-525-3713. The Fund offers the following options:

1. REINVESTMENT OPTION. You may reinvest your income dividends and capital gains distributions in additional shares. This option is assigned automatically if no other choice is made.

2. CASH OPTION. You may receive your income dividends and capital gains distributions in cash.

 28   JANUS MERCURY FUND PROSPECTUS                            FEBRUARY 17, 1998

3. REINVEST AND CASH OPTION. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

4. REDIRECT OPTION. You may direct your dividends or capital gains to purchase shares of another Janus fund.

The Fund reserves the right to reinvest into your account undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

TAXES
As with any investment, you should consider the tax consequences of investing in the Fund. The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You may wish to consult your own tax adviser. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

TAXES ON DISTRIBUTIONS
Dividends and distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. In certain states, a portion of the dividends and distributions (depending on the source of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

TAXATION OF THE FUND
Dividends, interest and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment income.

The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

JANUS MERCURY FUND PROSPECTUS                            FEBRUARY 17, 1998    29

                                   APPENDIX A

GLOSSARY OF INVESTMENT TERMS
This glossary provides a more detailed description of some of the types of securities and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I. EQUITY AND DEBT SECURITIES
BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued under
Section 4(2) of the Securities Act of 1933.

COMMON STOCK represents a share of ownership in a company, and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

HIGH-YIELD/HIGH-RISK SECURITIES are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed

 30   JANUS MERCURY FUND PROSPECTUS                            FEBRUARY 17, 1998
through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

PASSIVE FOREIGN INVESTMENT COMPANIES ("PFICS") are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

PREFERRED STOCK is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually heavy redemption requests, or for other temporary or emergency purposes.

RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

STANDBY COMMITMENTS are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

JANUS MERCURY FUND PROSPECTUS                            FEBRUARY 17, 1998    31

STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

WARRANTS are securities, typically issued with preferred stocks or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES
FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

 32   JANUS MERCURY FUND PROSPECTUS                            FEBRUARY 17, 1998

FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

JANUS MERCURY FUND PROSPECTUS                            FEBRUARY 17, 1998    33

[JANUS LOGO]

      P.O. Box 173375   o   Denver, CO 80217-3375   o   1-800-525-3713
                Janus Distributors, Inc.  Member NASD.  (2/98)

                             JANUS OVERSEAS FUND
                                  PROSPECTUS


                                                                    [JANUS LOGO]

                              JANUS OVERSEAS FUND

                              100 Fillmore Street
                             Denver, CO 80206-4928
                                 1-800-525-3713
                              http://www.Janus.com

                               FEBRUARY 17, 1998

Janus Overseas Fund (the "Fund") is a no-load, diversified mutual fund that seeks long-term growth of capital by investing primarily in common stocks of foreign issuers.

For complete information on how to purchase, exchange and sell shares, please see the Shareholder's Manual beginning on page 14.

The Fund is a portfolio of Janus Investment Fund (the "Trust"), which is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. This Prospectus contains information about the Fund that you should consider before investing. Please read it carefully and keep it for future reference.

Additional information about the Fund is contained in a Statement of Additional Information ("SAI") filed with the SEC. The SAI dated February 17, 1998, is incorporated by reference into this Prospectus. For a copy of the SAI, write or call the Fund at the address or phone number listed above. The SEC maintains a Web site located at http://www.sec.gov that contains the SAI, material incorporated by reference, and other information regarding the Fund.

THE FUND'S SHARES ARE NOT BANK DEPOSITS, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED BY THE SEC NOR HAS THE SEC PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES IN ANY STATE OR OTHER JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE OR OTHER JURISDICTION.

JANUS OVERSEAS FUND PROSPECTUS                                 FEBRUARY 17, 1998

                                    CONTENTS

THE FUND AT A GLANCE
Brief description of the Fund................    2
EXPENSE INFORMATION
The Fund's annual operating expenses.........    3
Financial Highlights - a summary of financial
  data.......................................    4
THE FUND IN DETAIL
Investment Objective and Policies............    6
General Portfolio Policies...................    8
Additional Risk Factors......................   10
PERFORMANCE TERMS
An Explanation of Performance Terms..........   13
SHAREHOLDER'S MANUAL
Minimum Investments..........................   14
Types of Account Ownership...................   14
How to Open Your Janus Account...............   16
How to Purchase Shares.......................   16
How to Exchange Shares.......................   18
How to Redeem Shares.........................   19
Shareholder Services and Account Policies....   21
MANAGEMENT OF THE FUND
Investment Adviser and Investment
   Personnel.................................   24
Personal Investing...........................   25
Management Expenses..........................   25
Portfolio Transactions.......................   25
Other Service Providers......................   26
Other Information............................   26
DISTRIBUTIONS AND TAXES
Distributions................................   28
Taxes........................................   29
APPENDIX A
Glossary of Investment Terms.................   30

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                              THE FUND AT A GLANCE

INVESTMENT OBJECTIVE:
The investment objective of the Fund is long-term growth of capital.

PRIMARY HOLDINGS:
A diversified fund that pursues its investment objective primarily through investments in common stocks of foreign companies.

SHAREHOLDER'S INVESTMENT HORIZON:
The Fund is designed for investors who seek growth of capital and who can tolerate the greater risks associated with investments in common stocks of foreign issuers. The Fund is not designed as a short-term trading vehicle and should not be relied upon for short-term financial needs.

FUND ADVISER:
Janus Capital Corporation ("Janus Capital") serves as the Fund's investment adviser. Janus Capital has been in the investment advisory business for over 27 years and currently manages approximately $70 billion in assets.

FUND MANAGER:
Helen Young Hayes

ASSISTANT FUND MANAGER:
Laurence J. Chang

FUND INCEPTION:
May 1994

 2   JANUS OVERSEAS FUND PROSPECTUS                            FEBRUARY 17, 1998

                              EXPENSE INFORMATION

The following tables and example are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Fund. Shareholder Transaction Expenses are fees charged directly to your individual account when you buy, sell or exchange shares. The table below shows that you pay no such fees. Annual Operating Expenses are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.

    SHAREHOLDER TRANSACTION EXPENSES

         Maximum sales load imposed on purchases              None
         Maximum sales load imposed on reinvested dividends   None
         Deferred sales charges on redemptions                None
         Redemption fee*                                      None
         Exchange fee                                         None

    * There is an $8 service fee for redemptions by wire.

ANNUAL OPERATING EXPENSES(1)
(expressed as a percentage of average net assets)

------------------------------------------------------------
Management Fee                                         0.66%
Other Expenses                                         0.36%
------------------------------------------------------------
Total Operating Expenses                               1.02%
------------------------------------------------------------

(1)The Management Fee reflects a reduced fee schedule effective July 1, 1997, applied to net assets as of October 31, 1997. Other Expenses are based on expenses before offset arrangements for the fiscal year ended October 31, 1997.

EXAMPLE

-------------------------------------------------------------------------
                                       1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------
Assume you invest $1,000, the Fund
returns 5% annually and its expense
ratio remains as listed above. This
example shows the operating expenses
that you would indirectly bear as an
investor in the Fund.                   $10      $32      $56      $125

--------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE RETURNS OR EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.

JANUS OVERSEAS FUND PROSPECTUS                            FEBRUARY 17, 1998    3

                              FINANCIAL HIGHLIGHTS

The information below is for the fiscal period ending on October 31st of each year and has been audited by the accounting firm of Price Waterhouse LLP. Their report is included in the Fund's Annual Report, which is incorporated by reference into the SAI.

                                                             1997       1996       1995     1994(1)
---------------------------------------------------------------------------------------------------
 1. NET ASSET VALUE, BEGINNING OF PERIOD                    $14.81     $11.58     $10.36     $10.00
---------------------------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
 2. Net investment income (loss)                              0.04       0.10       0.12     (0.02)
 3. Net gains or (losses) on securities (both realized
    and unrealized)                                           3.39       3.34       1.10       0.38
---------------------------------------------------------------------------------------------------
 4. Total from investment operations                          3.43       3.44       1.22       0.36
---------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
 5. Dividends (from net investment income)                  (0.04)     (0.11)         --         --
 6. Distributions (from capital gains)                      (0.26)     (0.10)         --         --
---------------------------------------------------------------------------------------------------
 7. Total distributions                                     (0.30)     (0.21)         --         --
---------------------------------------------------------------------------------------------------
 8. NET ASSET VALUE, END OF PERIOD                          $17.94     $14.81     $11.58     $10.36
---------------------------------------------------------------------------------------------------
 9. Total return*                                           23.56%     30.19%     11.78%      3.60%
---------------------------------------------------------------------------------------------------
10. Net assets, end of period (in millions)                 $3,205       $773       $111        $64
11. Average net assets for the period (in millions)         $2,093       $335        $78        $37
12. Ratio of gross expenses to average net assets**          1.03%      1.26%        N/A        N/A
13. Ratio of net expenses to average net assets**            1.01%      1.23%      1.73%      2.16%
14. Ratio of net investment income/(loss) to average net
    assets**                                                 0.81%      0.73%      0.36%     (0.64%)
15. Portfolio turnover rate**                                  72%        71%       188%       181%
16. Average commission rate                                 $.0329     $.0234        N/A        N/A
---------------------------------------------------------------------------------------------------

(1) Fiscal period from May 2, 1994 (inception) to October 31, 1994.
 * Total return is not annualized for periods of less than one full year. ** Annualized for periods of less than one full year.

 4   JANUS OVERSEAS FUND PROSPECTUS                            FEBRUARY 17, 1998

                               UNDERSTANDING THE
                              FINANCIAL HIGHLIGHTS

This section is designed to help you better understand the information summarized in the Financial Highlights table. The table contains important historical operating information that may be useful in making your investment decision or understanding how your investment has performed. The Fund's Annual Report contains additional information about the Fund's performance, including a comparison to an appropriate securities index. For a copy of the Annual Report, call 1-800-525-8983.

NET ASSET VALUE ("NAV") is the value of a single share of the Fund. It is computed by adding the value of all of the Fund's investments and other assets, subtracting any liabilities and dividing the result by the number of shares outstanding. The difference between line 1 and line 8 in the Financial Highlights table represents the change in value of a Fund share over the fiscal period, but not its total return.

NET INVESTMENT INCOME is the per share amount of dividends and interest income earned on securities held by the Fund, less Fund expenses. DIVIDENDS (FROM NET INVESTMENT INCOME) are the per share amount that the Fund paid from net investment income.

NET GAINS OR (LOSSES) ON SECURITIES is the per share increase or decrease in value of the securities the Fund holds. A gain (or loss) is realized when securities are sold. A gain (or loss) is unrealized when securities increase or decrease in value but are not sold. DISTRIBUTIONS (FROM CAPITAL GAINS) are the per share amount that the Fund paid from net realized gains.

TOTAL RETURN is the percentage increase or decrease in the value of an investment over a stated period of time. Total return includes both changes in NAV and income. For the purposes of calculating total return, it is assumed that dividends and distributions are reinvested at the NAV on the day of the distribution.

RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS is the total of the Fund's operating expenses before expense offset arrangements divided by its average net assets for the stated period. The Fund was not required to disclose the ratio of gross expenses to average net assets prior to 1995. RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS does not reflect reductions in expenses through the use of brokerage commissions and uninvested cash balances earning interest or balance credits.

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS is the Fund's total net investment income divided by its average net assets for the stated period.

PORTFOLIO TURNOVER RATE is a measure of the amount of the Fund's buying and selling activity. It is computed by dividing total purchases or sales, whichever is less, by the average monthly market value of the Fund's portfolio securities.

AVERAGE COMMISSION RATE is the total of the Fund's agency commissions paid on equity securities trades divided by the number of shares purchased and sold.

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                               THE FUND IN DETAIL

This section takes a closer look at the Fund's investment objective, policies and the securities in which the Fund invests. Policies that are noted as "fundamental" cannot be changed without a shareholder vote. All other policies, including the Fund's investment objective, are not fundamental and may be changed by the Fund's Trustees without a shareholder vote. You will be notified of any material changes.

You should carefully consider your own investment goals, time horizon (the amount of time you plan to hold your shares of a Fund) and risk tolerance before investing in the Fund. If there is a material change in the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

You should also carefully review the "Additional Risk Factors" section of this Prospectus for a more detailed discussion of the risks associated with certain investment techniques. Appendix A includes more detailed descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term growth of capital. It is a diversified fund that pursues its objective primarily through investments in common stocks of issuers located outside the United States. The Fund has the flexibility to invest on a worldwide basis in companies and other organizations of any size, regardless of country of organization or place of principal business activity. The Fund normally invests at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Fund intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries or even a single country.

TYPES OF INVESTMENTS
The Fund invests primarily in common stocks of foreign issuers selected for their growth potential. The Fund may invest to a lesser degree in other types of securities, including preferred stocks, warrants, convertible securities and debt securities when its portfolio manager perceives an opportunity for capital growth from such securities or to receive a return on idle cash. The Fund may invest up to 25% of its assets in mortgage- and asset-backed securities, up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities, and without limit in indexed/structured securities. The Fund will invest less than 35% of its assets in high-yield/high-risk securities. The Fund may also purchase high-grade commercial paper, certificates of deposit, and repurchase agreements. Such securities may offer growth potential because of anticipated changes in interest rates, credit standing, currency relationships or other factors. The Fund may also invest in short-term debt securities, including money market funds managed by Janus Capital, as a means of receiving a return on idle cash.

When the Fund's portfolio manager believes that market conditions are not favorable for profitable investing or when the portfolio manager is otherwise unable to locate

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investment opportunities with favorable risk/reward characteristics, the Fund's investments may be hedged to a greater degree and/or its cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. When the Fund is hedged or its investments in cash position increase, it may not participate in market advances or declines to the extent that it would if the Fund was not hedged or remained more fully invested in common stocks.

The Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies. The Fund may use options, futures and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return. See "Additional Risk Factors" on page 10. The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis.

The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of a Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. See "Additional Risk Factors" on page 10.

THE FOLLOWING QUESTIONS ARE DESIGNED TO HELP YOU BETTER UNDERSTAND AN INVESTMENT IN THE FUND.

Q:   HOW ARE COMMON STOCKS SELECTED?

A:   The Fund may invest substantially all of its assets in common stocks of foreign issuers to the extent its portfolio manager believes that the relevant market environment favors profitable investing in those securities. The portfolio manager generally takes a "bottom up" approach to building the portfolio. In other words, the manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large regardless of country of organization or place of principal business activity. Although themes may emerge in the Fund, securities are generally selected without regard to any defined allocation among countries, geographic regions or industry sectors, or other similarly defined selection procedure. Realization of income is not a significant investment consideration. Any income realized on the Fund's investments will be incidental to its objective.

Q:   ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

A:   Generally, yes. The portfolio manager seeks companies that meet her selection criteria on a worldwide basis, regardless of country of organization or place of principal business activity. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for

JANUS OVERSEAS FUND PROSPECTUS                            FEBRUARY 17, 1998    7
economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign stocks. The Fund may invest without limit in foreign securities. See "Additional Risk Factors" on page 10.

Q:   WHAT IS THE MAIN RISK OF INVESTING
     IN A GROWTH FUND?

A:   Since the Fund usually invests heavily in common stocks, the fundamental risk is the risk that the value of the stocks the Fund holds might decrease. Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. See "Additional Risk Factors" on page 10.

Q:   HOW DOES THE FUND TRY TO REDUCE RISK?

A:   Diversification of the Fund's assets reduces the effect of any single holding on its overall portfolio value. The Fund may also use futures, options and other derivative instruments to protect the portfolio from movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. See "Additional Risk Factors" on page 10.

GENERAL PORTFOLIO POLICIES
In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. For example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

DIVERSIFICATION
The Investment Company Act of 1940 (the "1940 Act") classifies investment companies as either diversified or nondiversified. The Fund qualifies as a diversified fund under the 1940 Act and is subject to the following requirements:

- As a fundamental policy, the Fund may not own more than 10% of the outstanding voting shares of any issuer.

- As a fundamental policy, with respect to 75% of its total assets, the Fund will not purchase a security of any issuer (other than cash items and U.S. government securities, as defined in the 1940 Act) if such purchase would cause the Fund's holdings of that issuer to amount to more than 5% of the Fund's total assets.

- The Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. government securities).

 8   JANUS OVERSEAS FUND PROSPECTUS                            FEBRUARY 17, 1998

INDUSTRY CONCENTRATION
As a fundamental policy, the Fund will not invest 25% or more of its total assets in any particular industry (excluding U.S. government securities).

PORTFOLIO TURNOVER
The Fund generally intends to purchase securities for long-term investment rather than short-term gains. However, short-term transactions may result from liquidity needs, securities having reached a price or yield objective, anticipated changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. Changes are made in the Fund's portfolio whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

To a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains.

ILLIQUID INVESTMENTS
The Fund may invest up to 15% of its net assets in illiquid investments, including restricted securities or private placements that are not deemed to be liquid by Janus Capital. If illiquid securities exceed 15% of a Fund's net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. Some securities cannot be sold to the U.S. public because of their terms or because of SEC regulations. Janus Capital will follow guidelines established by the Trustees of the Trust ("Trustees") in making liquidity determinations for Rule 144A securities and other securities, including privately placed commercial paper.

BORROWING AND LENDING
The Fund may borrow money and lend securities or other assets, as follows:

- The Fund may borrow money for temporary or emergency purposes in amounts up to 25% of its total assets.

- The Fund may mortgage or pledge securities as security for borrowings in amounts up to 15% of its net assets.

- As a fundamental policy, the Fund may lend securities or other assets if, as a result, no more than 25% of its total assets would be lent to other parties.

Under the terms of an exemptive order received from the SEC, the Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above percentage limits.

JANUS OVERSEAS FUND PROSPECTUS                            FEBRUARY 17, 1998    9

ADDITIONAL RISK FACTORS
FOREIGN SECURITIES
Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in comparable domestic securities. Securities of some foreign companies and governments may be traded in the United States, but most foreign securities are traded primarily in foreign markets. The risks of foreign investing include:

- CURRENCY RISK. The Fund may buy the local currency when it buys a foreign currency denominated security and sell the local currency when it sells the security. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even though the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

- POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in underdeveloped or developing countries which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country. The Fund may invest in emerging market countries. Emerging market countries involve greater risks such as immature economic structures, national policies restricting investments by foreigners, and different legal systems.

- REGULATORY RISK. There may be less government supervision of foreign markets. Foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers. There may be less publicly available information about foreign issuers than domestic issuers.

- MARKET RISK. Foreign securities markets, particularly those of underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

- TRANSACTION COSTS. Transaction costs of buying and selling foreign securities, including brokerage, tax and custody costs, are generally higher than those involved in domestic transactions.

Foreign securities purchased indirectly (e.g., depositary receipts) are subject to many of the above risks, including currency risk, because their values depend on the performance of a foreign security denominated in its home currency.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS
The Fund may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts ("futures contracts") and may invest in options on securities, financial indices and foreign currencies ("options"), forward contracts and interest rate swaps and swap-related products (collectively "derivative instruments").

 10   JANUS OVERSEAS FUND PROSPECTUS                           FEBRUARY 17, 1998

The Fund intends to use most derivative instruments primarily to hedge the value of its portfolio against potential adverse movements in securities prices, foreign currency markets or interest rates. To a limited extent, the Fund may also use derivative instruments for non-hedging purposes such as seeking to increase the Fund's income or otherwise seeking to enhance return. Please refer to Appendix A to this Prospectus and the SAI for a more detailed discussion of these instruments.

The use of derivative instruments exposes the Fund to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include:

- the risk that interest rates, securities prices and currency markets will not move in the directions that the portfolio manager anticipates;

- imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged;

- the fact that skills needed to use these strategies are different from those needed to select portfolio securities;

- inability to close out certain hedged positions to avoid adverse tax consequences;

- the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

- leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and

- particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

Although the Fund believes the use of derivative instruments will benefit the Fund, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgement proves incorrect.

When the Fund invests in a derivative instrument, it may be required to segregate cash and other liquid assets or certain portfolio securities with its custodian to "cover" the Fund's position. Assets segregated or set aside generally may not be disposed of so long as the Fund maintains the positions requiring segregation or cover. Segregating assets could diminish the Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

HIGH-YIELD/HIGH-RISK SECURITIES
High-yield/high-risk securities (or "junk" bonds) are debt securities rated below investment grade by the primary rating agencies such as Standard & Poor's Ratings Services ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's").

The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk) than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower quality securities. Issuers of high-yield

JANUS OVERSEAS FUND PROSPECTUS                           FEBRUARY 17, 1998    11
securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investments.

Issuers of high-yield securities are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. The market for lower quality securities is generally less liquid than the market for higher quality securities. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower quality securities.

Please refer to the SAI for a description of bond rating categories.

INVESTMENTS IN SMALLER COMPANIES
Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Smaller or newer companies may lack depth of management, they may be unable to generate funds necessary for growth or potential development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, and may be subject to wider price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

SHORT SALES
The Fund may engage in "short sales against the box." This technique involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund will enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

SPECIAL SITUATIONS
Special situations may include, among others, significant changes in a company's allocation of its existing capital, a restructuring of assets, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

See Appendix A for risk associated with certain other investments.

 12   JANUS OVERSEAS FUND PROSPECTUS                           FEBRUARY 17, 1998

                               PERFORMANCE TERMS

This section will help you understand various terms that are commonly used to describe the Fund's performance. You may see references to these terms in our newsletters, advertisements and in media articles. Our newsletters and advertisements may include comparisons of the Fund's performance to the performance of other mutual funds, mutual fund averages or recognized stock market indices. The Fund generally measures performance in terms of total return.

CUMULATIVE TOTAL RETURN represents the actual rate of return on an investment for a specified period. The Financial Highlights table shows total return for a single fiscal period. Cumulative total return is generally quoted for more than one year (e.g., the life of the Fund). A cumulative total return does not show interim fluctuations in the value of an investment.

AVERAGE ANNUAL TOTAL RETURN represents the average annual percentage change of an investment over a specified period. It is calculated by taking the cumulative total return for the stated period and determining what constant annual return would have produced the same cumulative return. Average annual returns for more than one year tend to smooth out variations in the Fund's return and are not the same as actual annual results.

THE FUND IMPOSES NO SALES OR OTHER CHARGES THAT WOULD AFFECT TOTAL RETURN COMPUTATIONS. FUND PERFORMANCE FIGURES ARE BASED UPON HISTORICAL RESULTS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. INVESTMENT RETURNS AND NET ASSET VALUE WILL FLUCTUATE SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

JANUS OVERSEAS FUND PROSPECTUS                           FEBRUARY 17, 1998    13

                              SHAREHOLDER'S MANUAL

This section will help you become familiar with the different types of accounts you can establish with Janus. It also explains in detail the wide array of services and features you can establish on your account, as well as account policies and fees that may apply to your account. Account policies (including fees), services and features may be modified or discontinued without shareholder approval or prior notice.

    MINIMUM INVESTMENTS*

      To open a new account..............................   $2,500
      To open a new retirement, education or UGMA/UTMA
        account..........................................   $  500
      To open a new account with an Automatic Investment
        Program..........................................   $  500**
      To add to any type of an account...................   $ 100+

     * The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain types of accounts.
    ** An Automatic Investment Program requires a $100 minimum automatic investment per month until the account balance reaches $2,500.
     + The minimum subsequent investment for IRA or UGMA/UTMA accounts is $50.

HOW TO GET IN TOUCH WITH JANUS
If you have any questions while reading this Prospectus, please call one of our Investor Service Representatives at 1-800-525-3713 Monday-Friday: 8:00 a.m.-8:00 p.m., and Saturday: 10:00 a.m.-4:00 p.m., New York time. The Quick Address and Telephone Reference below includes other ways to get in touch with Janus.

   QUICK ADDRESS AND TELEPHONE REFERENCE

    MAILING ADDRESS                    JANUS XPRESS LINE      1-888-979-7737
    Janus                              For 24-hour access to account and
    P.O. Box 173375                    fund information, exchanges and
    Denver, CO 80217-3375              purchases, automated daily quotes on
                                       fund share prices, yields and total
    FOR OVERNIGHT CARRIER              returns.
    Janus                              TDD                     1-800-525-0056
    Suite 101                          A telecommunications device for our
    3773 Cherry Creek North Drive      hearing- and speech-impaired
    Denver, CO 80209-3811              shareholders.
    JANUS INTERNET ADDRESS             JANUS LITERATURE LINE  1-800-525-8983
    http://www.Janus.com               To request a prospectus, shareholder
                                       reports or marketing materials.

TYPES OF ACCOUNT OWNERSHIP
If you are investing for the first time, you will need to establish an account. You can establish the following types of accounts by completing a New Account Application. To request an application, call 1-800-525-3713.

 14   JANUS OVERSEAS FUND PROSPECTUS                           FEBRUARY 17, 1998

- INDIVIDUAL OR JOINT OWNERSHIP. Individual accounts are owned by one person. Joint accounts have two or more owners.

- A GIFT OR TRANSFER TO MINOR (UGMA OR UTMA). An UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's Social Security number on the application.

- TRUST. An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

- BUSINESS ACCOUNTS. Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

TAX-DEFERRED ACCOUNTS
If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. Tax deferred accounts include retirement plans and the Education IRA. Distributions from these plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Investors should consult their tax advisor or legal counsel before selecting a tax-deferred account.

Investors Fiduciary Trust Company serves as custodian for the tax-deferred accounts offered by the Fund. You will be charged an account maintenance fee of $12 for each Fund account, up to a maximum of $24 for two or more Fund accounts registered under the same taxpayer identification number. Each Janus fund you own under your IRA account number is considered a separate "Fund account." You may pay the fee by check or have it automatically deducted from your account (usually in December). The Funds reserve the right to change the amount of this fee or to waive it in whole or in part for certain types of accounts.

The following plans require a special application. For an application and more details about our Retirement Plans, call 1-800-525-3713.

- REGULAR AND ROTH INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS"): Both types of IRAs allow most individuals under the age of 70 1/2 with earned income to contribute up to the lesser of $2,000 ($4,000 for most married couples) or 100% of compensation annually. Please refer to the Janus IRA booklet for more complete information regarding IRAs.

- EDUCATION IRA: This plan allows individuals, subject to certain income limitations, to contribute up to $500 annually on behalf of any child under the age of 18. Please refer to the Janus IRA booklet for more complete information regarding the Education IRA.

- SIMPLIFIED EMPLOYEE PENSION PLAN ("SEP"): This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

JANUS OVERSEAS FUND PROSPECTUS                           FEBRUARY 17, 1998    15

- PROFIT SHARING OR MONEY PURCHASE PENSION PLAN: These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

- SECTION 403(b)(7) PLAN: Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a
  Section 403(b)(7) Plan.

HOW TO OPEN YOUR JANUS ACCOUNT
Complete and sign the appropriate application. Please be sure to provide your Social Security or taxpayer identification number on the application and make your check payable to Janus. The Funds are available only to U.S. citizens or residents, and your application will be returned if you do not meet these criteria. Send all items to one of the following addresses:

For Overnight Carrier
--------------------
Janus
Suite 101
3773 Cherry Creek North Drive
Denver, CO 80209-3811

For All Other Inquiries
---------------------
Janus
P.O. Box 173375
Denver, CO 80217-3375

INVESTOR SERVICE CENTERS
Janus offers two Investor Service Centers for those individuals who would like to conduct their investing in person. Our representatives will be happy to assist you at either of the following locations: Monday-Friday 7:00 a.m. to 6:00 p.m. Mountain time and Saturday 9:00 a.m. to 1:00 p.m. Mountain time.

100 Fillmore Street, Suite 100
Denver, CO 80206

3773 Cherry Creek North Drive, Suite 101
Denver, CO 80209

HOW TO PURCHASE SHARES
PAYING FOR SHARES
When you purchase shares, your request will be processed at the next NAV calculated after your order is received and accepted. Please note the following:

- Cash, credit cards, third party checks and credit card checks will not be accepted.

- All purchases must be made in U.S. dollars.

- Checks must be drawn on a U.S. bank and made payable to Janus.

- If a check does not clear your bank, the Fund reserves the right to cancel the purchase.

- If the Fund is unable to debit your predesignated bank account on the day of purchase, it may make additional attempts or cancel the purchase.

 16   JANUS OVERSEAS FUND PROSPECTUS                           FEBRUARY 17, 1998

- The Fund reserves the right to reject any specific purchase request.

If your purchase is cancelled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. The Fund (or its agents) has the authority to redeem shares in your account(s) to cover any such losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

ONCE YOU HAVE OPENED YOUR JANUS ACCOUNT, THE MINIMUM AMOUNT FOR AN ADDITIONAL INVESTMENT IS $100 ($50 FOR IRAS OR UGMA/UTMA ACCOUNTS). You may add to your account at any time through any of the following options:

BY MAIL
Complete the remittance slip attached at the bottom of your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to one of the addresses listed previously. You may also request a booklet of remittance slips for non-retirement accounts.

BY TELEPHONE
This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. To purchase shares by telephone, call an Investor Service Representative at 1-800-525-3713 during normal business hours or call the Janus Xpress Line, 1-888-979-7737, for access to this option 24 hours a day. When you make an additional purchase by telephone, Janus will automatically debit your predesignated bank account for the desired amount. To establish the telephone purchase option on your new account, complete the "Telephone Purchase of Shares Option" section on the application and attach a "voided" check or deposit slip from your bank account. If your account is already established, call 1-800-525-3713 to request the appropriate form. This option will become effective ten days after the form is received.

BY WIRE
Purchases may also be made by wiring money from your bank account to your Janus account. Call 1-800-525-3713 to receive wiring instructions.

AUTOMATIC INVESTMENT PROGRAMS
Janus offers several automatic investment programs to help investors achieve their financial goals as simply and conveniently as possible. You may open a new account with a $500 initial purchase and $100 automatic subsequent investments.

- AUTOMATIC MONTHLY INVESTMENT PROGRAM
  You select the day each month that your money ($100 minimum) will be electronically transferred from your bank account to your Fund account. To establish this option, complete the "Automatic Monthly Investment Program" section on the application and attach a "voided" check or deposit slip from your bank account. If your Fund account is already established, call 1-800-525-3713 to request the appropriate form.

- PAYROLL DEDUCTION
  If your employer can initiate an automatic payroll deduction, you may have all or a portion of your paycheck ($100 minimum) invested directly into your Fund account. To obtain information on establishing this option, call 1-800-525-3713.

JANUS OVERSEAS FUND PROSPECTUS                           FEBRUARY 17, 1998    17

- BY SYSTEMATIC EXCHANGE
  With a Systematic Exchange you determine the amount of money ($100 minimum) you would like automatically exchanged from one Janus account to another on any day of the month. For more information on how to establish this option, call 1-800-525-3713.

HOW TO EXCHANGE SHARES
On any business day, you may exchange all or a portion of your shares into any other available Janus fund.

IN WRITING
To request an exchange in writing, please follow the instructions for written requests on page 20.

BY TELEPHONE
All accounts are automatically eligible for the telephone exchange option. To exchange shares by telephone, call an Investor Service Representative at 1-800-525-3713 during normal business hours or call the Janus Xpress Line, 1-888-979-7737, for access to this option 24 hours a day.

BY SYSTEMATIC EXCHANGE
As noted above, you may establish a Systematic Exchange for as little as a $100 subsequent purchase per month on established accounts. You may establish a new account with a $500 initial purchase and subsequent $100 systematic exchanges. If the balance in the account you are exchanging from falls below the systematic exchange amount, all remaining shares will be exchanged and the program will be discontinued.

EXCHANGE POLICIES
- Except for Systematic Exchanges, new accounts established by exchange must be opened with $2,500 or the total account value if the value of the account you are exchanging from is less than $2,500.

- Exchanges between existing accounts must meet the $100 subsequent investment requirement.

- You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchanges). Exchanges in excess of this limit may be subject to an exchange fee or may result in termination of the exchange privilege.

- The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time. For example, the Fund may reject exchanges from accounts engaged in or known to engage in excessive trading (including market timing transactions).

- Exchanges between accounts will be accepted only if the registrations are identical.

- If the shares you are exchanging are held in certificate form, you must return the certificate to your Fund prior to making any exchanges.

- Be sure that you read the prospectus for the fund into which you are exchanging.

 18   JANUS OVERSEAS FUND PROSPECTUS                           FEBRUARY 17, 1998

- An exchange represents the sale of shares from one fund and the purchase of shares of another fund, which may produce a taxable gain or loss in a non-tax deferred account.

HOW TO REDEEM SHARES
On any business day, you may redeem all or a portion of your shares. If the shares are held in certificate form, the certificate must be returned with or before your redemption request. Your transaction will be processed at the next NAV calculated after your order is received and accepted.

IN WRITING
To request a redemption in writing, please follow the instructions for written requests noted on page 20.

BY TELEPHONE
Most accounts have the telephone redemption option, unless this option was specifically declined on the application or in writing. This option enables you to request redemptions daily from your account by calling 1-800-525-3713 by the close of the regular trading session of the New York Stock Exchange ("NYSE"), normally 4:00 p.m., New York time. You may also use Janus Xpress Line 1-888-979-7737, for access to this option 24 hours a day. Redemption requests received through Janus Xpress Line will be processed at the NAV next calculated after receipt and acceptance of the request. (There is a daily limit of $100,000 per account for redemptions payable by check).

SYSTEMATIC REDEMPTION OPTION
The Systematic Redemption Option allows you to redeem a specific dollar amount from your account on a regular basis. For more information or to request the appropriate form, please call 1-800-525-3713.

PAYMENT OF REDEMPTION PROCEEDS
- BY CHECK
  Redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request.

- BY ELECTRONIC TRANSFER
  If you have established the electronic redemption option, your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer) or the second bank business day after receipt of your redemption request (ACH transfer). Wire transfers will be charged an $8 fee per wire and your bank may charge an additional fee to receive the wire. ACH transfers are made free of charge. Wire redemptions are not available for retirement accounts.

  If you would like to establish the electronic redemption option on an existing account, please call 1-800-525-3713 to request the appropriate form.

IF THE SHARES BEING REDEEMED WERE PURCHASED BY CHECK, TELEPHONE OR THROUGH THE AUTOMATIC MONTHLY INVESTMENT PROGRAM, THE FUND MAY DELAY THE PAYMENT OF YOUR REDEMPTION PROCEEDS FOR UP TO 15 DAYS FROM THE DAY OF PURCHASE TO ALLOW THE PURCHASE TO CLEAR. Unless you provide alternate instructions,

JANUS OVERSEAS FUND PROSPECTUS                           FEBRUARY 17, 1998    19
your proceeds will be invested in Janus Money Market Fund - Investor Shares during the 15 day hold period.

WRITTEN INSTRUCTIONS
To redeem or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed on page 16 and must include the following information:

- the name of the Fund,

- the account number,

- the amount of money or number of shares being redeemed,

- the name(s) on the account,

- the signature(s) of all registered account owners, and

- your daytime telephone number.

SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE
- INDIVIDUAL, JOINT TENANTS, TENANTS IN COMMON: Written instructions must be signed by each shareholder, exactly as the names appear in the account registration.

- UGMA OR UTMA: Written instructions must be signed by the custodian in his/her capacity as it appears in the account registration.

- SOLE PROPRIETOR, GENERAL PARTNER: Written instructions must be signed by an authorized individual in his/her capacity as it appears on the account registration.

- CORPORATION, ASSOCIATION: Written instructions must be signed by the person(s) authorized to act on the account. In addition, a certified copy of the corporate resolution authorizing the signer to act must accompany the request.

- TRUST: Written instructions must be signed by the trustee(s). If the name(s) of the current trustee(s) does not appear in the account registration, a certificate of incumbency dated within 60 days must also be submitted.

- IRA: Written instructions must be signed by the account owner. If you do not want federal income tax withheld from your redemption, you must state that you elect not to have such withholding apply. In addition, your instructions must state whether the distribution is normal (after age 59 1/2) or premature (before age 59 1/2) and, if premature, whether any exceptions such as death or disability apply with regard to the 10% additional tax on early distributions.

SIGNATURE GUARANTEE
In addition to the signature requirements, a SIGNATURE GUARANTEE IS ALSO REQUIRED if any of the following is applicable:

- You request a redemption that exceeds $100,000.

- You would like the check made payable to anyone other than the shareholder(s) of record.

 20   JANUS OVERSEAS FUND PROSPECTUS                           FEBRUARY 17, 1998

- You would like the check mailed to an address which has been changed within 10 days of the redemption request.

- You would like the check mailed to an address other than the address of record.

THE FUND RESERVES THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS. FOR MORE INFORMATION PERTAINING TO SIGNATURE GUARANTEES, PLEASE CALL 1-800-525-3713.

HOW TO OBTAIN A SIGNATURE GUARANTEE
A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee may not be provided by a notary public.

If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.

PRICING OF FUND SHARES
All purchases, redemptions and exchanges will be processed at the NAV next calculated after your request is received and approved by the Fund (or its designated agent). The Fund's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that the NYSE is open. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE. The Fund's portfolio securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES
JANUS XPRESS LINE(TM)
Janus Xpress Line, our electronic telephone service, offers you 24-hour access by TouchTone(TM) telephone to obtain information on account balances, Fund performance or dividends. You can also make exchanges, purchases, redemptions and electronic transfers in existing accounts, request literature about any Janus fund, or order duplicate statements. Janus Xpress Line is accessed by calling 1-888-979-7737. Calls are limited to five minutes.

JANUS WEB SITE
Janus maintains a Web site located at http://www.Janus.com. You can access information such as your account balance and the Fund's NAV through the Web site. In addition, you may request and/or download a prospectus for any Janus fund.

JANUS OVERSEAS FUND PROSPECTUS                           FEBRUARY 17, 1998    21

ACCOUNT MINIMUMS
Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 minimum balance fee (or the value of the account if less than $10) from accounts with values below the minimums described on page 14 or to close such accounts. This policy will apply to accounts participating in the Automatic Monthly Investment Program only if your account balance does not reach the required minimum initial investment or falls below such minimum and you have discontinued monthly investments. This policy does not apply to accounts that fall below the minimums solely as a result of market value fluctuations. It is expected that accounts will be valued in September and the $10 fee will be assessed on the second Friday of September of each year. You will receive notice before we charge the $10 fee or close your account so that you may increase your account balance to the required minimum.

TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS
You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A Processing Organization, rather than its customer, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.

TAXPAYER IDENTIFICATION NUMBER
On the application or other appropriate form, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

SHARE CERTIFICATES
Most shareholders choose not to hold their shares in certificate form because account transactions such as exchanges and redemptions cannot be completed until the certificate has been returned to the Fund. The Fund will issue share certificates upon written request only. Share certificates will not be issued until the shares have been held for at least 15 days and will not be issued for accounts that do not meet the minimum investment requirements. Share certificates cannot be issued for retirement accounts. In addition, if the certificate is lost, there may be a replacement charge.

INVOLUNTARY REDEMPTION
The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund.

 22   JANUS OVERSEAS FUND PROSPECTUS                           FEBRUARY 17, 1998

TELEPHONE TRANSACTIONS
You may initiate many transactions by telephone. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

It may be difficult to reach an Investor Service Representative by telephone during periods of unusual market activity. If you are unable to reach a representative by telephone, please consider sending written instructions, stopping by a Service Center, or in the case of purchases, exchanges, redemptions and electronic transfers, calling the Janus Xpress Line.

TEMPORARY SUSPENSION OF SERVICES
The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services.

ADDRESS CHANGES
To change the address on your account, call 1-800-525-3713 or send a written request signed by all account owners. Include the name of the Fund, the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

REGISTRATION CHANGES
To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. For more information call 1-800-525-3713.

STATEMENTS AND REPORTS
Investors participating in an automatic investment program will receive quarterly confirmations of all transactions. In addition, the Fund will send you an immediate transaction confirmation statement after every non-systematic transaction. The Fund distributes dividend information annually.

Financial reports for the Fund, which include a list of the Fund's portfolio holdings, will be mailed semiannually to all shareholders. You will receive an updated prospectus annually. To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if more than one person in the household has a Fund account. Please call 1-800-525-3713 if you would like to receive additional reports or prospectuses.

JANUS OVERSEAS FUND PROSPECTUS                           FEBRUARY 17, 1998    23

                             MANAGEMENT OF THE FUND

TRUSTEES
The Trustees oversee the business affairs of the Trust and are responsible for major decisions relating to the Fund's investment objective and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust and meet at least quarterly to review the Fund's investment policies, performance, expenses and other business affairs.

INVESTMENT ADVISER
Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs.

Janus Capital began serving as investment adviser to certain series of the Trust in 1970 and currently serves as investment adviser to all of the Janus funds, as well as adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts.

Kansas City Southern Industries, Inc. ("KCSI") owns approximately 83% of the outstanding voting stock of Janus Capital, most of which it acquired in 1984. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

INVESTMENT PERSONNEL
PORTFOLIO MANAGER
HELEN YOUNG HAYES is Executive Vice President and portfolio manager of the Fund, which she has managed since its inception. Ms. Hayes joined Janus Capital in 1987 and has also managed or co-managed Janus Worldwide Fund since its inception. She holds a Bachelor of Arts in Economics from Yale University and is a Chartered Financial Analyst.

ASSISTANT PORTFOLIO MANAGER
LAURENCE J. CHANG is assistant portfolio manager of the Fund and Janus Worldwide Fund. He received an undergraduate degree with honors in religion and philosophy from Dartmouth College and a Master's Degree in Political Science from Stanford University. He is a Chartered Financial Analyst.

 24   JANUS OVERSEAS FUND PROSPECTUS                           FEBRUARY 17, 1998

PERSONAL INVESTING
Janus Capital does not permit portfolio managers to purchase and sell securities for their own accounts, except under the limited exceptions contained in Janus Capital's policy governing personal investing. Janus Capital's policy requires investment and other personnel to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Fund or Janus Capital's other advisory clients. See the SAI for more detailed information.

MANAGEMENT EXPENSES
The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The advisory agreement with the Fund spells out the management fee and other expenses that the Fund must pay. The Fund's management fee schedule (expressed as an annual rate) is set out in the chart below.

    AVERAGE DAILY NET ASSETS OF FUND            ANNUAL RATE PERCENTAGE (%)
    ----------------------------------------------------------------------
    First $300 Million                                     0.75
    Next $200 Million                                      0.70
    Next $500 Million                                      0.65
    ----------------------------------------------------------------------

The management fee schedule above was effective July 1, 1997. The actual management fee paid by the Fund for the fiscal year ended October 31, 1997, was 0.67% of the value of the Fund's average daily net assets. The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

PORTFOLIO TRANSACTIONS
Purchases and sales of securities on behalf of the Fund are executed by broker-dealers selected by Janus Capital. Broker-dealers are selected on the basis of their ability to obtain best price and execution for the Fund's transactions and recognizing brokerage, research and other services provided to the Fund and to Janus Capital. Janus Capital may also consider payments made by brokers effecting transactions for the Fund i) to the Fund or ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. Janus Capital may also consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute transactions. The Trustees have authorized Janus Capital to place portfolio transactions on an agency basis with a broker-dealer affiliated with Janus Capital. When transactions for the Fund are effected with that broker-dealer, the commissions payable by the Fund are credited against certain Fund operating expenses serving to reduce those expenses. The SAI further explains the selection of broker-dealers.

JANUS OVERSEAS FUND PROSPECTUS                           FEBRUARY 17, 1998    25

OTHER SERVICE PROVIDERS
The following parties provide the Fund with administrative and other services.

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 0351
Boston, Massachusetts 02117-0351

TRANSFER AGENT
Janus Service Corporation
P.O. Box 173375
Denver, Colorado 80217-3375

DISTRIBUTOR
Janus Distributors, Inc.
100 Fillmore Street
Denver, Colorado 80206-4928

Janus Service Corporation and Janus Distributors, Inc. are wholly-owned subsidiaries of Janus Capital.

OTHER INFORMATION
ORGANIZATION
The Trust is a "mutual fund" that was organized as a Massachusetts business trust on February 11, 1986. A mutual fund is an investment vehicle that pools money from numerous investors and invests the money to achieve a specified objective. As of the date of this Prospectus, the Trust offers 19 separate series, three of which currently offer three classes of shares. The Trust currently offers the other 18 series by separate prospectuses.

SHAREHOLDER MEETINGS
The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called specifically for the Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by the Fund only if a matter affects or requires the vote of just the Fund or the Fund's interest in the matter differs from the interest of other portfolios of the Trust. As a shareholder, you are entitled to one vote for each share that you own.

SIZE OF THE FUND
The Fund has no present plans to limit its size. However, the Fund may discontinue sales of its shares if management believes that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued, it is expected that existing shareholders of the Fund would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

 26   JANUS OVERSEAS FUND PROSPECTUS                           FEBRUARY 17, 1998

MASTER/FEEDER OPTION
The Trust may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. Unless otherwise required by law, this policy may be implemented by the Trustees without shareholder approval.

YEAR 2000
Preparing for Year 2000 is a high priority for Janus Capital, which has established a dedicated group to address this issue. Janus Capital has entered into a consulting arrangement with one of the foremost experts in Year 2000 compliance to help Janus Capital successfully achieve Year 2000 compliance. Janus Capital does not anticipate that the move to Year 2000 will have a material impact on its ability to continue to provide the Funds with service at current levels.

JANUS OVERSEAS FUND PROSPECTUS                           FEBRUARY 17, 1998    27

                            DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

TO AVOID TAXATION, THE INTERNAL REVENUE CODE REQUIRES THE FUND TO DISTRIBUTE NET INCOME AND ANY NET GAINS REALIZED ON ITS INVESTMENTS ANNUALLY. THE FUND'S INCOME FROM DIVIDENDS AND INTEREST AND ANY NET REALIZED SHORT-TERM CAPITAL GAINS ARE PAID TO SHAREHOLDERS AS ORDINARY INCOME DIVIDENDS. NET REALIZED LONG-TERM GAINS ARE PAID TO SHAREHOLDERS AS CAPITAL GAINS DISTRIBUTIONS. DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS ARE DECLARED AND PAID IN DECEMBER.

HOW DISTRIBUTIONS AFFECT A FUND'S NAV
Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

"BUYING A DIVIDEND"
If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

DISTRIBUTION OPTIONS
When you open an account, you must specify on your application how you want to receive your distributions. You may change your distribution option at any time by writing the Fund at one of the addresses listed on page 16 or calling 1-800-525-3713. The Fund offers the following options:

1. REINVESTMENT OPTION. You may reinvest your income dividends and capital gains distributions in additional shares. This option is assigned automatically if no other choice is made.

2. CASH OPTION. You may receive your income dividends and capital gains distributions in cash.

3. REINVEST AND CASH OPTION. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

 28   JANUS OVERSEAS FUND PROSPECTUS                           FEBRUARY 17, 1998

4. REDIRECT OPTION. You may direct your dividends or capital gains to purchase shares of another Janus fund.

The Fund reserves the right to reinvest into your account undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

TAXES
As with any investment, you should consider the tax consequences of investing in the Fund. The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You may wish to consult your own tax adviser. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

TAXES ON DISTRIBUTIONS
Dividends and distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. In certain states, a portion of the dividends and distributions (depending on the source of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year.

TAXATION OF THE FUND
Dividends, interest and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment income.

The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meets these requirements so that any earnings on your investment will not be taxed twice.

JANUS OVERSEAS FUND PROSPECTUS                           FEBRUARY 17, 1998    29

                                   APPENDIX A

GLOSSARY OF INVESTMENT TERMS
This glossary provides a more detailed description of some of the types of securities and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I. EQUITY AND DEBT SECURITIES
BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued under
Section 4(2) of the Securities Act of 1933.

COMMON STOCK represents a share of ownership in a company, and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker- dealers (depositary shares).

FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

HIGH-YIELD/HIGH-RISK SECURITIES are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed

 30   JANUS OVERSEAS FUND PROSPECTUS                           FEBRUARY 17, 1998
through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

PASSIVE FOREIGN INVESTMENT COMPANIES ("PFICS") are any foreign corporations which generate amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

PREFERRED STOCK is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually heavy redemption requests, or for other temporary or emergency purposes.

RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

STANDBY COMMITMENTS are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

JANUS OVERSEAS FUND PROSPECTUS                           FEBRUARY 17, 1998    31

STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

WARRANTS are securities, typically issued with preferred stocks or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES
FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines on the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

 32   JANUS OVERSEAS FUND PROSPECTUS                           FEBRUARY 17, 1998

FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

JANUS OVERSEAS FUND PROSPECTUS                           FEBRUARY 17, 1998    33

[JANUS LOGO]

      P.O. Box 173375   o   Denver, CO 80217-3375   o   1-800-525-3713
                Janus Distributors, Inc.  Member NASD.  (2/98)

                              JANUS TWENTY FUND
                                  PROSPECTUS

                                                                    [JANUS LOGO]

                               JANUS TWENTY FUND

                              100 Fillmore Street
                             Denver, CO 80206-4928
                                 1-800-525-3713
                              http://www.Janus.com

                               FEBRUARY 17, 1998

Janus Twenty Fund (the "Fund") is a no-load, nondiversified mutual fund that seeks long-term growth of capital by normally concentrating its investments in a core position of 20-30 common stocks.

For complete information on how to purchase, exchange and sell shares, please see the Shareholder's Manual beginning on page 15.

The Fund is a portfolio of Janus Investment Fund (the "Trust"), which is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. This Prospectus contains information about the Fund that you should consider before investing. Please read it carefully and keep it for future reference.

Additional information about the Fund is contained in a Statement of Additional Information ("SAI") filed with the SEC. The SAI dated February 17, 1998, is incorporated by reference into this Prospectus. For a copy of the SAI, write or call the Fund at the address or phone number listed above. The SEC maintains a Web site located at http://www.sec.gov that contains the SAI, material incorporated by reference, and other information regarding the Fund.

THE FUND'S SHARES ARE NOT BANK DEPOSITS, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED BY THE SEC NOR HAS THE SEC PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES IN ANY STATE OR OTHER JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE OR OTHER JURISDICTION.

JANUS TWENTY FUND PROSPECTUS                                   FEBRUARY 17, 1998

                                    CONTENTS

THE FUND AT A GLANCE
Brief description of the Fund................    2
EXPENSE INFORMATION
The Fund's annual operating expenses.........    3
Financial Highlights - a summary of financial
  data.......................................    4
THE FUND IN DETAIL
Investment Objective and Policies............    7
General Portfolio Policies...................    9
Additional Risk Factors......................   11
PERFORMANCE TERMS
An Explanation of Performance Terms..........   14
SHAREHOLDER'S MANUAL
Minimum Investments..........................   15
Types of Account Ownership...................   15
How to Open Your Janus Account...............   17
How to Purchase Shares.......................   17
How to Exchange Shares.......................   19
How to Redeem Shares.........................   20
Shareholder Services and Account Policies....   22
MANAGEMENT OF THE FUND
Investment Adviser and Portfolio Manager.....   25
Personal Investing...........................   25
Management Expenses..........................   26
Portfolio Transactions.......................   26
Other Service Providers......................   26
Other Information............................   27
DISTRIBUTIONS AND TAXES
Distributions................................   29
Taxes........................................   30
APPENDIX A
Glossary of Investment Terms.................   31

JANUS TWENTY FUND PROSPECTUS                              FEBRUARY 17, 1998    1

                              THE FUND AT A GLANCE

INVESTMENT OBJECTIVE:
The Fund seeks long-term growth of capital.

PRIMARY HOLDINGS:
A nondiversified fund that pursues its objective by normally concentrating its investments in a core position of 20-30 common stocks.

SHAREHOLDER'S INVESTMENT HORIZON:
The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with investments in common stocks. The Fund is not designed as a short-term trading vehicle and should not be relied upon for short-term financial needs.

FUND ADVISER:
Janus Capital Corporation ("Janus Capital") serves as the Fund's investment adviser. Janus Capital has been in the investment advisory business for over 27 years and currently manages approximately $70 billion in assets.

FUND MANAGER:
Scott W. Schoelzel

FUND INCEPTION:
April 30, 1985

 2   JANUS TWENTY FUND PROSPECTUS                              FEBRUARY 17, 1998

                              EXPENSE INFORMATION

The following tables and example are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Fund. Shareholder Transaction Expenses are fees charged directly to your individual account when you buy, sell or exchange shares. The table below shows that you pay no such fees. Annual Operating Expenses are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.

    SHAREHOLDER TRANSACTION EXPENSES

         Maximum sales load imposed on purchases              None
         Maximum sales load imposed on reinvested dividends   None
         Deferred sales charges on redemptions                None
         Redemption fee*                                      None
         Exchange fee                                         None

    * There is an $8 service fee for redemptions by wire.

ANNUAL OPERATING EXPENSES(1)
(expressed as a percentage of average net assets)

------------------------------------------------------------
Management Fee                                         0.66%
Other Expenses                                         0.27%
------------------------------------------------------------
Total Operating Expenses                               0.93%
------------------------------------------------------------

(1)The Management Fee reflects a reduced fee schedule effective July 1, 1997, applied to net assets as of October 31, 1997. Other Expenses are based on expenses before expense offset arrangements for the fiscal year ended October 31, 1997.

EXAMPLE

-------------------------------------------------------------------------
                                       1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------
Assume you invest $1,000, the Fund
returns 5% annually and its expense
ratio remains as listed above. This
example shows the operating expenses
that you would indirectly bear as an
investor in the Fund.                    $9      $30      $51      $114

--------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE RETURNS OR EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.

JANUS TWENTY FUND PROSPECTUS                              FEBRUARY 17, 1998    3

                              FINANCIAL HIGHLIGHTS

Unless otherwise noted, the information below is for fiscal periods ending on October 31st of each year. The accounting firm of Price Waterhouse LLP has audited the Fund's financial statements beginning with the year ended October 31, 1990. Their report is included in the Fund's Annual Report, which is incorporated by reference into the SAI.

                                               1997       1996       1995       1994       1993
------------------------------------------------------------------------------------------------
 1. NET ASSET VALUE, BEGINNING OF PERIOD      $31.90     $30.12     $24.24     $25.85     $22.75
------------------------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
 2. Net investment income                     (0.09)       0.37       0.01       0.16       0.17
 3. Net gains or (losses) on securities
    (both realized and unrealized)              8.85       6.68       5.94     (1.07)       3.31
------------------------------------------------------------------------------------------------
 4. Total from investment operations            8.76       7.05       5.95     (0.91)       3.48
------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
 5. Dividends (from net investment income)    (0.18)         --     (0.07)     (0.25)     (0.18)
 6. Distributions (from capital gains)        (5.32)     (5.27)         --     (0.45)     (0.20)
------------------------------------------------------------------------------------------------
 7. Total distributions                       (5.50)     (5.27)     (0.07)     (0.70)     (0.38)
------------------------------------------------------------------------------------------------
 8. NET ASSET VALUE, END OF PERIOD            $35.16     $31.90     $30.12     $24.24     $25.85
------------------------------------------------------------------------------------------------
 9. Total return*                             31.65%     27.59%     24.67%    (3.52%)     15.39%
------------------------------------------------------------------------------------------------
10. Net assets, end of period (in millions)   $5,871     $3,937     $2,996     $2,743     $3,749
11. Average net assets for the period (in
    millions)                                 $4,990     $3,386     $2,716     $3,051     $3,546
12. Ratio of gross expenses to average net
    assets**                                   0.93%      0.93%      1.00%        N/A        N/A
13. Ratio of net expenses to average net
    assets**                                   0.91%      0.92%      0.99%      1.02%      1.05%
14. Ratio of net investment income to
    average net assets**                       0.33%      0.67%      0.62%      0.57%      0.87%
15. Portfolio turnover rate**                   123%       137%       147%       102%        99%
16. Average commission rate                   $.0567     $.0571        N/A        N/A        N/A
------------------------------------------------------------------------------------------------

                                             1992(1)
----------------------------------------------------
 1. NET ASSET VALUE, BEGINNING OF PERIOD      $22.17
----------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
 2. Net investment income                       0.09
 3. Net gains or (losses) on securities
    (both realized and unrealized)              0.49
----------------------------------------------------
 4. Total from investment operations            0.58
----------------------------------------------------
  LESS DISTRIBUTIONS:
 5. Dividends (from net investment income)        --
 6. Distributions (from capital gains)            --
----------------------------------------------------
 7. Total distributions                           --
----------------------------------------------------
 8. NET ASSET VALUE, END OF PERIOD            $22.75
----------------------------------------------------
 9. Total return*                              2.62%
----------------------------------------------------
10. Net assets, end of period (in millions)   $2,434
11. Average net assets for the period (in
    millions)                                 $2,221
12. Ratio of gross expenses to average net
    assets**                                     N/A
13. Ratio of net expenses to average net
    assets**                                   1.12%
14. Ratio of net investment income to
    average net assets**                       1.27%
15. Portfolio turnover rate**                    79%
16. Average commission rate                      N/A
----------------------------------------------------

(1) Fiscal period from June 1, 1992 to October 31, 1992.
 * Total return is not annualized for periods of less than one full year. ** Annualized for periods of less than one full year.

 4   JANUS TWENTY FUND PROSPECTUS                              FEBRUARY 17, 1998

                    (CONTINUED)                       1992(1)    1991(1)    1990(1)    1989(1)    1988(1)
---------------------------------------------------------------------------------------------------------
 1. NET ASSET VALUE, BEGINNING OF PERIOD               $18.88     $16.01     $13.05      $9.66     $13.69
---------------------------------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
 2. Net investment income                                0.11       0.16       0.05       0.46       0.42
 3. Net gains or (losses) on securities (both
    realized and unrealized)                             3.62       2.90       3.35       3.73     (2.86)
---------------------------------------------------------------------------------------------------------
 4. Total from investment operations                     3.73       3.06       3.40       4.19     (2.44)
---------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
 5. Dividends (from net investment income)             (0.02)     (0.19)     (0.02)     (0.80)     (0.41)
 6. Distributions (from capital gains)                 (0.42)         --     (0.42)         --     (1.18)
---------------------------------------------------------------------------------------------------------
 7. Total distributions                                (0.44)     (0.19)     (0.44)     (0.80)     (1.59)
---------------------------------------------------------------------------------------------------------
 8. NET ASSET VALUE, END OF PERIOD                     $22.17     $18.88     $16.01     $13.05      $9.66
---------------------------------------------------------------------------------------------------------
 9. Total return*                                      19.60%     19.43%     26.36%     45.89%    (17.13%)
---------------------------------------------------------------------------------------------------------
10. Net assets, end of period (in millions)            $2,081       $556       $175        $20        $13
11. Average net assets for the period (in millions)    $1,188       $294        $64        $10        $16
12. Ratio of gross expenses to average net assets**       N/A        N/A        N/A        N/A        N/A
13. Ratio of net expenses to average net assets**       1.01%      1.07%      1.32%      1.88%      1.70%
14. Ratio of net investment income to average net
    assets**                                            1.08%      1.30%      1.28%      0.68%      3.35%
15. Portfolio turnover rate**                             83%       163%       228%       220%       317%
16. Average commission rate                               N/A        N/A        N/A        N/A        N/A
---------------------------------------------------------------------------------------------------------

(1) Fiscal year ended on May 31st of each year.
 * Total return is not annualized for periods of less than one full year. ** Annualized for periods of less than one full year.

JANUS TWENTY FUND PROSPECTUS                              FEBRUARY 17, 1998    5

                               UNDERSTANDING THE
                              FINANCIAL HIGHLIGHTS

This section is designed to help you better understand the information summarized in the Financial Highlights tables. The tables contain important historical operating information that may be useful in making your investment decision or understanding how your investment has performed. The Fund's Annual Report contains additional information about the Fund's performance, including a comparison to an appropriate securities index. For a copy of the Annual Report, call 1-800-525-8983.

NET ASSET VALUE ("NAV") is the value of a single share of the Fund. It is computed by adding the value of all of the Fund's investments and other assets, subtracting any liabilities and dividing the result by the number of shares outstanding. The difference between line 1 and line 8 in the Financial Highlights table represents the change in value of a Fund share over the fiscal period, but not its total return.

NET INVESTMENT INCOME is the per share amount of dividends and interest income earned on securities held by the Fund, less Fund expenses. DIVIDENDS (FROM NET INVESTMENT INCOME) are the per share amount that the Fund paid from net investment income.

NET GAINS (OR LOSSES) ON SECURITIES is the per share increase or decrease in value of the securities the Fund holds. A gain (or loss) is realized when securities are sold. A gain (or loss) is unrealized when securities increase or decrease in value but are not sold. DISTRIBUTIONS (FROM CAPITAL GAINS) are the per share amount that the Fund paid from net realized gains.

TOTAL RETURN is the percentage increase or decrease in the value of an investment over a stated period of time. Total return includes both changes in NAV and income. For the purposes of calculating total return, it is assumed that dividends and distributions are reinvested at the NAV on the day of the distribution.

RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS is the total of the Fund's operating expenses before expense offset arrangements divided by its average net assets for the stated period. The Fund was not required to disclose the ratio of gross expenses to average net assets prior to 1995. RATIO OF NET EXPENSES TO AVERAGE NET ASSETS reflects reductions in the Fund's expenses through the use of brokerage commissions and uninvested cash balances earning interest or balance credits.

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS is the Fund's net investment income divided by its average net assets for the stated period.

PORTFOLIO TURNOVER RATE is a measure of the amount of the Fund's buying and selling activity. It is computed by dividing total purchases or sales, whichever is less, by the average monthly market value of the Fund's portfolio securities.

AVERAGE COMMISSION RATE is the total of the Fund's agency commissions paid on equity securities trades divided by the number of shares purchased and sold.

 6   JANUS TWENTY FUND PROSPECTUS                              FEBRUARY 17, 1998

                               THE FUND IN DETAIL

This section takes a closer look at the Fund's investment objective, policies and the securities in which it invests. Policies that are noted as "fundamental" cannot be changed without a shareholder vote. All other policies, including the Fund's investment objective, are not fundamental and may be changed by the Fund's Trustees without a shareholder vote. You will be notified of any material changes.

You should carefully consider your own investment goals, time horizon (the amount of time you plan to hold your shares of the Fund) and risk tolerance before investing in the Fund. If there is a material change in the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

You should also carefully review the "Additional Risk Factors" section of this Prospectus for a more detailed discussion of the risks associated with certain investment techniques. Appendix A includes more detailed descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term growth of capital. It is a non-diversified fund that pursues its objective by normally concentrating its investments in a core position of 20-30 common stocks.

TYPES OF INVESTMENTS
The Fund invests primarily in common stocks selected for their growth potential. The Fund may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities and debt securities when its portfolio manager perceives an opportunity for capital growth from such securities or to receive a return on idle cash. The Fund may invest up to 25% of its assets in mortgage- and asset-backed securities, up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities, and without limit in indexed/structured securities. The Fund will invest less than 35% of its assets in high-yield/ high-risk securities. The Fund may also purchase high-grade commercial paper, certificates of deposit, and repurchase agreements. Such securities may offer growth potential because of anticipated changes in interest rates, credit standing, currency relationships or other factors. The Fund may also invest in short-term debt securities, including money market funds managed by Janus Capital, as a means of receiving a return on idle cash.

When the Fund's portfolio manager believes that market conditions are not favorable for profitable investing or when the portfolio manager is otherwise unable to locate investment opportunities with favorable risk/reward characteristics, the Fund's investments may be hedged to a greater degree and/or its cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. When the Fund is hedged or its investments in cash or similar investments increase, it may not participate in market advances or declines to the extent

JANUS TWENTY FUND PROSPECTUS                              FEBRUARY 17, 1998    7
that it would if the Fund was not hedged or it remained more fully invested in common stocks.

The Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies. The Fund may use options, futures and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return. See "Additional Risk Factors" on page 11. The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis.

The Fund may invest in "Special Situations" from time to time. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. See "Additional Risk Factors" on page 11.

THE FOLLOWING QUESTIONS ARE DESIGNED TO HELP YOU BETTER UNDERSTAND AN INVESTMENT IN THE FUND.

Q:   HOW ARE COMMON STOCKS SELECTED?

A:   The Fund may invest substantially all of its assets in common stocks to the extent its portfolio manager believes that the relevant market environment favors profitable investing in those securities. The portfolio manager generally takes a "bottom up" approach to building the portfolio. In other words, the portfolio manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Fund, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. Realization of income is not a significant investment consideration. Any income realized on the Fund's investments will be incidental to its objective.

Q:   ARE THE SAME CRITERIA TO SELECT FOREIGN SECURITIES?

A:   Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of country of organization or place of principal business activity. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. See "Additional Risk Factors" on page 11.

Q:   WHAT IS THE MAIN RISK OF INVESTING IN A GROWTH FUND?

A:   Since the Fund usually invests heavily in common stocks, the fundamental risk is that the value of the stocks it holds might decrease. Stock values may fluctuate in


 8   JANUS TWENTY FUND PROSPECTUS                              FEBRUARY 17, 1998
response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative.

Q:   HOW DOES A DIVERSIFIED FUND DIFFER FROM A NONDIVERSIFIED FUND?

A:   A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers than a diversified fund. Because the appreciation or depreciation of a single stock may have a greater impact on the share price of a nondiversified fund, it can be expected to fluctuate more than a comparable diversified fund.

Q:   HOW DOES THE FUND TRY TO REDUCE RISK?

A:   The Fund may use futures, options and other derivative instruments to protect its portfolio from movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. See "Additional Risk Factors" on page 11.

GENERAL PORTFOLIO POLICIES
In investing its assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply only at the time of purchase of the security. For example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

DIVERSIFICATION
The Investment Company Act of 1940 (the "1940 Act") classifies investment companies as either diversified or nondiversified. The Fund qualifies as a nondiversified fund under the 1940 Act and is subject to the following diversification requirements:

- As a fundamental policy, the Fund may not own more than 10% of the outstanding voting shares of any issuer.

- As a fundamental policy, with respect to 50% of its total assets, the Fund will not purchase a security of any issuer (other than cash items and U.S. government securities, as defined in the 1940 Act) if such purchase would cause the Fund's holdings of that issuer to amount to more than 5% of the Fund's total assets.

- The Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. government securities).

- The Fund reserves the right to become a diversified company by limiting the investments in which more than 5% of its total assets are invested.

INDUSTRY CONCENTRATION
As a fundamental policy, the Fund will not invest 25% or more of its total assets in any particular industry (excluding U.S. government securities).

JANUS TWENTY FUND PROSPECTUS                              FEBRUARY 17, 1998    9

PORTFOLIO TURNOVER
The Fund generally intends to purchase securities for long-term investment rather than short-term gains. However, short-term transactions may result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. Changes are made in the Fund's portfolio whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

To a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains.

ILLIQUID INVESTMENTS
The Fund may invest up to 15% of its net assets in illiquid investments, including restricted securities or private placements that are not deemed to be liquid by Janus Capital. If illiquid securities exceed 15% of a Fund's net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. Some securities cannot be sold to the U.S. public because of their terms or because of SEC regulations. Janus Capital will follow guidelines established by the Trustees of the Trust ("Trustees") in making liquidity determinations for Rule 144A securities and other securities, including privately placed commercial paper.

BORROWING AND LENDING
The Fund may borrow money and lend securities or other assets, as follows:

- The Fund may borrow money for temporary or emergency purposes in amounts up to 25% of its total assets.

- The Fund may mortgage or pledge securities as collateral for borrowings in amounts up to 15% of its net assets.

- As a fundamental policy, the Fund may lend securities or other assets if, as a result, no more than 25% of its total assets would be lent to other parties.

Under the terms of an exemptive order received from the SEC, the Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above percentage limits.

 10   JANUS TWENTY FUND PROSPECTUS                             FEBRUARY 17, 1998

ADDITIONAL RISK FACTORS
SPECIAL SITUATIONS
Special situations may include, among others, significant changes in a company's allocation of its existing capital, a restructuring of assets, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

FOREIGN SECURITIES
Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in comparable domestic securities. Securities of some foreign companies and governments may be traded in the United States, but most foreign securities are traded primarily in foreign markets. The risks of foreign investing include:

- CURRENCY RISK. The Fund may buy the local currency when it buys a foreign currency denominated security and sell the local currency when it sells the security. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even though the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

- POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in underdeveloped or developing countries which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country. The Fund may invest in emerging market countries. Emerging market countries involve greater risks such as immature economic structures, national policies restricting investments by foreigners, and different legal systems.

- REGULATORY RISK. There may be less government supervision of foreign markets. Foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers. There may be less publicly available information about foreign issuers than domestic issuers.

- MARKET RISK. Foreign securities markets, particularly those of underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

- TRANSACTION COSTS. Transaction costs of buying and selling foreign securities, including brokerage, tax and custody costs, are generally higher than those involved in domestic transactions.

JANUS TWENTY FUND PROSPECTUS                             FEBRUARY 17, 1998    11

Foreign securities purchased indirectly (e.g., depositary receipts) are subject to many of the above risks, including currency risk, because their values depend on the performance of a foreign security denominated in its home currency.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS
The Fund may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts ("futures contracts") and may invest in options on securities, financial indices and foreign currencies ("options"), forward contracts and interest rate swaps and swap-related products (collectively "derivative instruments"). The Fund intends to use derivative instruments primarily to hedge the value of its portfolio against potential adverse movements in securities prices, foreign currency markets or interest rates. To a limited extent, the Fund may also use derivative instruments for non-hedging purposes such as seeking to increase the Fund's income or otherwise seeking to enhance return. Please refer to Appendix A to this Prospectus and the SAI for a more detailed discussion of these instruments.

The use of derivative instruments exposes the Fund to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include:

- the risk that interest rates, securities prices and currency markets will not move in the direction that the portfolio manager anticipates;

- imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged;

- the fact that skills needed to use these strategies are different from those needed to select portfolio securities;

- inability to close out certain hedged positions to avoid adverse tax consequences;

- the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

- leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and

- particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

Although the Fund believes the use of derivative instruments will benefit the Fund, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgement proves incorrect.

When the Fund invests in a derivative instrument, it may be required to segregate cash and other liquid assets or certain portfolio securities with its custodian to "cover" the Fund's position. Assets segregated or set aside generally may not be disposed of so long as the Fund maintains the positions requiring segregation or cover. Segregating assets could diminish the Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

 12   JANUS TWENTY FUND PROSPECTUS                             FEBRUARY 17, 1998

HIGH-YIELD/HIGH-RISK SECURITIES
High-yield/high-risk securities (or "junk" bonds) are debt securities rated below investment grade by the primary rating agencies such as Standard & Poor's Ratings Services ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's").

The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk) than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investments.

Issuers of high-yield securities are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. The market for lower quality securities is generally less liquid than the market for higher quality securities. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower quality securities.

Please refer to the SAI for a description of bond rating categories.

SHORT SALES
The Fund may engage in "short sales against the box." This technique involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

See Appendix A for risks associated with certain other investments.

JANUS TWENTY FUND PROSPECTUS                             FEBRUARY 17, 1998    13

                               PERFORMANCE TERMS

This section will help you understand various terms that are commonly used to describe the Fund's performance. You may see references to these terms in our newsletters, advertisements and in media articles. Our newsletters and advertisements may include comparisons of the Fund's performance to the performance of other mutual funds, mutual fund averages or recognized stock market indices. The Fund generally measures performance in terms of total return.

CUMULATIVE TOTAL RETURN represents the actual rate of return on an investment for a specified period. The Financial Highlights table shows total return for a single fiscal period. Cumulative total return is generally quoted for more than one year (e.g., the life of the Fund). A cumulative total return does not show interim fluctuations in the value of an investment.

AVERAGE ANNUAL TOTAL RETURN represents the average annual percentage change of an investment over a specified period. It is calculated by taking the cumulative total return for the stated period and determining what constant annual return would have produced the same cumulative return. Average annual returns for more than one year tend to smooth out variations in the Fund's return and are not the same as actual annual results.

THE FUND IMPOSES NO SALES OR OTHER CHARGES THAT WOULD AFFECT TOTAL RETURN COMPUTATIONS. FUND PERFORMANCE FIGURES ARE BASED UPON HISTORICAL RESULTS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. INVESTMENT RETURNS AND NET ASSET VALUE WILL FLUCTUATE SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

 14   JANUS TWENTY FUND PROSPECTUS                             FEBRUARY 17, 1998

                              SHAREHOLDER'S MANUAL

This section will help you become familiar with the different types of accounts you can establish with Janus. It also explains in detail the wide array of services and features you can establish on your account, as well as account policies and fees that may apply to your account. Account policies (including fees), services and features may be modified or discontinued without shareholder approval or prior notice.

    MINIMUM INVESTMENTS*

      To open a new account..............................   $2,500
      To open a new retirement, education or UGMA/UTMA
        account..........................................   $  500
      To open a new account with an Automatic Investment
        Program..........................................   $  500**
      To add to any type of an account...................   $  100+

     * The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain types of accounts.
    ** An Automatic Investment Program requires a $100 minimum automatic investment per month until the account balance reaches $2,500.
     + The minimum subsequent investment for IRA or UGMA/UTMA accounts is $50.

HOW TO GET IN TOUCH WITH JANUS
If you have any questions while reading this Prospectus, please call one of our Investor Service Representatives at 1-800-525-3713 Monday-Friday: 8:00 a.m.-8:00 p.m., and Saturday: 10:00 a.m.-4:00 p.m., New York time. The Quick Address and Telephone Reference below includes other ways to get in touch with Janus.

   QUICK ADDRESS AND TELEPHONE REFERENCE

    MAILING ADDRESS                    JANUS XPRESS LINE      1-888-979-7737
    Janus                              For 24-hour access to account and
    P.O. Box 173375                    fund information, exchanges and
    Denver, CO 80217-3375              purchases, automated daily quotes on
                                       fund share prices, yields and total
    FOR OVERNIGHT CARRIER              returns.
    Janus                              TDD                     1-800-525-0056
    Suite 101                          A telecommunications device for our
    3773 Cherry Creek North Drive      hearing- and speech-impaired
    Denver, CO 80209-3811              shareholders.
    JANUS INTERNET ADDRESS             JANUS LITERATURE LINE  1-800-525-8983
    http://www.Janus.com               To request a prospectus, shareholder
                                       reports or marketing materials.

TYPES OF ACCOUNT OWNERSHIP
If you are investing for the first time, you will need to establish an account. You can establish the following types of accounts by completing a New Account Application. To request an application, call 1-800-525-3713.

JANUS TWENTY FUND PROSPECTUS                             FEBRUARY 17, 1998    15

- INDIVIDUAL OR JOINT OWNERSHIP. Individual accounts are owned by one person. Joint accounts have two or more owners.

- A GIFT OR TRANSFER TO MINOR (UGMA OR UTMA). An UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's Social Security number on the application.

- TRUST. An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

- BUSINESS ACCOUNTS. Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

TAX-DEFERRED ACCOUNTS
If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. Tax-deferred accounts include retirement plans and the Education IRA. Distributions from these plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Investors should consult their tax advisor or legal counsel before selecting a tax-deferred account.

Investors Fiduciary Trust Company serves as custodian for the tax-deferred accounts offered by the Fund. You will be charged an annual account maintenance fee of $12 for each Fund account, up to a maximum of $24 for two or more Fund accounts registered under the same taxpayer identification number. Each Janus fund you own under your IRA account number is considered a separate "Fund account." You may pay the fee by check or have it automatically deducted from your account (usually in December). The Fund reserves the right to change the amount of this fee or to waive it in whole or in part for certain types of accounts.

The following plans require a special application. For an application and more details about our Retirement Plans, call 1-800-525-3713.

- REGULAR AND ROTH INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS"): Both types of IRAs allow most individuals with earned income to contribute up to the lesser of $2,000 ($4,000 for most married couples) or 100% of compensation annually. Please refer to the Janus IRA booklet for more complete information regarding the different types of IRAs.

- EDUCATION IRA: This plan allows individuals, subject to certain income limitations, to contribute up to $500 annually on behalf of any child under the age of 18. Please refer to the Janus IRA booklet for more complete information regarding the Education IRA.

- SIMPLIFIED EMPLOYEE PENSION PLAN ("SEP"): This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

 16   JANUS TWENTY FUND PROSPECTUS                             FEBRUARY 17, 1998

- PROFIT SHARING OR MONEY PURCHASE PENSION PLAN: These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

- SECTION 403(b)(7) PLAN: Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a
  Section 403(b)(7) Plan.

HOW TO OPEN YOUR JANUS ACCOUNT
Complete and sign the appropriate application. Please be sure to provide your Social Security or taxpayer identification number on the application and make your check payable to Janus. Send all items to one of the following addresses:

For Overnight Carrier
--------------------
Janus

Suite 101
3773 Cherry Creek North Drive
Denver, CO 80209-3811

For All Other Inquiries
---------------------
Janus

P.O. Box 173375
Denver, CO 80217-3375

INVESTOR SERVICE CENTERS
Janus offers two Investor Service Centers for those individuals who would like to conduct their investing in person. Our representatives will be happy to assist you at either of the following locations Monday-Friday 7:00 a.m. to 6:00 p.m. Mountain time and Saturday 9:00 a.m. to 1:00 p.m. Mountain time:

100 Fillmore Street, Suite 100
Denver, CO 80206

3773 Cherry Creek North Drive, Suite 101
Denver, CO 80209

HOW TO PURCHASE SHARES
PAYING FOR SHARES
When you purchase shares, your request will be processed at the next NAV calculated after your order is received and accepted. Please note the following:

- Cash, credit cards, third party checks and credit card checks will not be accepted.

- All purchases must be made in U.S. dollars.

- Checks must be drawn on a U.S. bank and made payable to Janus.

- If a check does not clear your bank, the Fund reserves the right to cancel the purchase.

- If the Fund is unable to debit your predesignated bank account on the day of purchase, it may make additional attempts or cancel the purchase.

JANUS TWENTY FUND PROSPECTUS                             FEBRUARY 17, 1998    17

- The Fund reserves the right to reject any specific purchase request.

If your purchase is cancelled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. The Fund (or its agents) has the authority to redeem shares in your account(s) to cover any such losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

ONCE YOU HAVE OPENED YOUR JANUS ACCOUNT, THE MINIMUM AMOUNT FOR AN ADDITIONAL INVESTMENT IS $100 ($50 FOR IRAS OR UGMA/UTMA ACCOUNTS). You may add to your account at any time through any of the following options:

BY MAIL
Complete the remittance slip attached at the bottom of your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to one of the addresses listed previously. You may also request a booklet of remittance slips for non-retirement accounts.

BY TELEPHONE
This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. To purchase shares by telephone, call an Investor Service Representative at 1-800-525-3713 during normal business hours or call the Janus Xpress Line, 1-888-979-7737, for access to this option 24 hours a day. When you make an additional purchase by telephone, Janus will automatically debit your predesignated bank account for the desired amount. To establish the telephone purchase option on your new account, complete the "Telephone Purchase of Shares Option" section on the application and attach a "voided" check or deposit slip from your bank account. If your account is already established, call 1-800-525-3713 to request the appropriate form. This option will become effective ten days after the form is received.

BY WIRE
Purchases may also be made by wiring money from your bank account to your Janus account. Call 1-800-525-3713 to receive wiring instructions.

AUTOMATIC INVESTMENT PROGRAMS
Janus offers several automatic investment programs to help investors achieve their financial goals as simply and conveniently as possible. You may open a new account with a $500 initial purchase and $100 automatic subsequent investments.

- AUTOMATIC MONTHLY INVESTMENT PROGRAM
  You select the day each month that your money ($100 minimum) will be electronically transferred from your bank account to your Fund account. To establish this option, complete the "Automatic Monthly Investment Program" section on the application and attach a "voided" check or deposit slip from your bank account. If your Fund account is already established, call 1-800-525-3713 to request the appropriate form.

- PAYROLL DEDUCTION
  If your employer can initiate an automatic payroll deduction, you may have all or a portion of your paycheck ($100 minimum) invested directly into your Fund account. To obtain information on establishing this option, call 1-800-525-3713.

 18   JANUS TWENTY FUND PROSPECTUS                             FEBRUARY 17, 1998

- BY SYSTEMATIC EXCHANGE
  With a Systematic Exchange you determine the amount of money ($100 minimum) you would like automatically exchanged from one Janus account to another on any day of the month. For more information on how to establish this option, call 1-800-525-3713.

HOW TO EXCHANGE SHARES
On any business day, you may exchange all or a portion of your shares into any other available Janus fund.

IN WRITING
To request an exchange in writing, please follow the instructions for written requests on page 21.

BY TELEPHONE
All accounts are automatically eligible for the telephone exchange option. To exchange shares by telephone, call an Investor Service Representative at 1-800-525-3713 during normal business hours or call the Janus Xpress Line, 1-888-979-7737, for access to this option 24 hours a day.

BY SYSTEMATIC EXCHANGE
As noted above, you may establish a Systematic Exchange for as little as a $100 subsequent purchase per month on established accounts. You may establish a new account with a $500 initial purchase and subsequent $100 systematic exchanges. If the balance in the account you are exchanging from falls below the systematic exchange amount, all remaining shares will be exchanged and the program will be discontinued.

EXCHANGE POLICIES
- Except for Systematic Exchanges, new accounts established by exchange must be opened with $2,500 or the total account value if the value of the account you are exchanging from is less than $2,500.

- Exchanges between existing accounts must meet the $100 subsequent investment requirement.

- You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchanges). Exchanges in excess of this limit may be subject to an exchange fee or may result in termination of the exchange privilege.

- The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time. For example, the Fund may reject exchanges from accounts engaged in or known to engage in excessive trading (including market timing transactions).

- Exchanges between accounts will be accepted only if the registrations are identical.

- If the shares you are exchanging are held in certificate form, you must return the certificate to your Fund prior to making any exchanges.

- Be sure that you read the prospectus for the fund into which you are exchanging.

JANUS TWENTY FUND PROSPECTUS                             FEBRUARY 17, 1998    19

- An exchange represents the sale of shares from one fund and the purchase of shares of another fund, which may produce a taxable gain or loss in a non-tax deferred account.

HOW TO REDEEM SHARES
On any business day, you may redeem all or a portion of your shares. If the shares are held in certificate form, the certificate must be returned with or before your redemption request. Your transaction will be processed at the next NAV calculated after your order is received and accepted.

IN WRITING
To request a redemption in writing, please follow the instructions for written requests noted on page 21.

BY TELEPHONE
Most accounts have the telephone redemption option, unless this option was specifically declined on the application or in writing. This option enables you to request redemptions daily from your account by calling 1-800-525-3713 by the close of the regular trading session of the New York Stock Exchange ("NYSE"), normally 4:00 p.m. New York time. You may also use Janus Xpress Line, 1-888-979-7737, for access to this option 24 hours a day. Redemption requests received through Janus Xpress Line will be processed at the NAV next calculated after receipt and acceptance of the request. (There is a daily limit of $100,000 per account for redemptions payable by check).

SYSTEMATIC REDEMPTION OPTION
The Systematic Redemption Option allows you to redeem a specific dollar amount from your account on a regular basis. For more information or to request the appropriate form, please call 1-800-525-3713.

PAYMENT OF REDEMPTION PROCEEDS
- BY CHECK
  Redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request.

- BY ELECTRONIC TRANSFER
  If you have established the electronic redemption option, your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer) or the second bank business day after receipt of your redemption request (ACH transfer). Wire transfers will be charged an $8 fee per wire and your bank may charge an additional fee to receive the wire. ACH transfers are made free of charge. Wire redemptions are not available for retirement accounts.

  If you would like to establish the electronic redemption option on an existing account, please call 1-800-525-3713 to request the appropriate form.

IF THE SHARES BEING REDEEMED WERE PURCHASED BY CHECK, TELEPHONE OR THROUGH THE AUTOMATIC MONTHLY INVESTMENT PROGRAM, THE FUND MAY DELAY THE PAYMENT OF YOUR REDEMPTION PROCEEDS FOR UP TO 15 DAYS FROM THE DAY OF PURCHASE TO ALLOW THE PURCHASE TO CLEAR. Unless you provide alternate instructions,

 20   JANUS TWENTY FUND PROSPECTUS                             FEBRUARY 17, 1998
your proceeds will be invested in Janus Money Market Fund - Investor Shares during the 15 day hold period.

WRITTEN INSTRUCTIONS
To redeem or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed on page 17 and must include the following information:

- the name of the Fund,

- the account number,

- the amount of money or number of shares being redeemed,

- the name(s) on the account,

- the signature(s) of all registered account owners, and

- your daytime telephone number.

SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE
- INDIVIDUAL, JOINT TENANTS, TENANTS IN COMMON: Written instructions must be signed by each shareholder, exactly as the names appear in the account registration.

- UGMA OR UTMA: Written instructions must be signed by the custodian in his/her capacity as it appears in the account registration.

- SOLE PROPRIETOR, GENERAL PARTNER: Written instructions must be signed by an authorized individual in his/her capacity as it appears on the account registration.

- CORPORATION, ASSOCIATION: Written instructions must be signed by the person(s) authorized to act on the account. In addition, a certified copy of the corporate resolution authorizing the signer to act must accompany the request.

- TRUST: Written instructions must be signed by the trustee(s). If the name(s) of the current trustee(s) does not appear in the account registration, a certificate of incumbency dated within 60 days must also be submitted.

- IRA: Written instructions must be signed by the account owner. If you do not want federal income tax withheld from your redemption, you must state that you elect not to have such withholding apply. In addition, your instructions must state whether the distribution is normal (after age 59 1/2) or premature (before age 59 1/2) and, if premature, whether any exceptions such as death or disability apply with regard to the 10% additional tax on early distributions.

SIGNATURE GUARANTEE
In addition to the signature requirements, A SIGNATURE GUARANTEE IS ALSO REQUIRED if any of the following is applicable:

- You request a redemption that exceeds $100,000.

- You would like the check made payable to anyone other than the shareholder(s) of record.

JANUS TWENTY FUND PROSPECTUS                             FEBRUARY 17, 1998    21

- You would like the check mailed to an address which has been changed within 10 days of the redemption request.

- You would like the check mailed to an address other than the address of record.

THE FUND RESERVES THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS. FOR MORE INFORMATION PERTAINING TO SIGNATURE GUARANTEES, PLEASE CALL 1-800-525-3713.

HOW TO OBTAIN A SIGNATURE GUARANTEE
A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee may not be provided by a notary public.

If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.

PRICING OF FUND SHARES
All purchases, redemptions and exchanges will be processed at the NAV next calculated after your request is received and approved by the Fund (or its designated agent). The Fund's NAV is calculated at the close of the regular trading session of the NYSE, (normally 4:00 p.m. New York time) each day that the NYSE is open. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE. The Fund's portfolio securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES
JANUS XPRESS LINE
Janus Xpress Line, our electronic telephone service, offers you 24-hour access by TouchTone(TM) telephone to obtain information on account balances, Fund performance or dividends. You can also make exchanges, purchases, redemptions and electronic transfers in existing accounts, request literature about any Janus fund, or order duplicate statements. Janus Xpress Line is accessed by calling 1-888-979-7737. Calls are limited to five minutes.

JANUS WEB SITE
Janus maintains a Web site located at http://www.Janus.com. You can access information such as your account balance and the Fund's NAV through the Web site. In addition, you may request and/or download a prospectus for any Janus fund.

 22   JANUS TWENTY FUND PROSPECTUS                             FEBRUARY 17, 1998

ACCOUNT MINIMUMS
Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 minimum balance fee (or the value of the account if less than $10) from accounts with values below the minimums described on page 15 or to close such accounts. This policy will apply to accounts participating in the Automatic Monthly Investment Program only if your account balance does not reach the required minimum initial investment or falls below such minimum and you have discontinued monthly investments. This policy does not apply to accounts that fall below the minimums solely as a result of market value fluctuations. It is expected that, for purposes of this policy, accounts will be valued in September, and the $10 fee will be assessed on the second Friday of September of each year. You will receive notice before we charge the $10 fee or close your account so that you may increase your account balance to the required minimum.

TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS
You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A Processing Organization, rather than its customer, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.

TAXPAYER IDENTIFICATION NUMBER
On the application or other appropriate form, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

SHARE CERTIFICATES
Most shareholders choose not to hold their shares in certificate form because account transactions such as exchanges and redemptions cannot be completed until the certificate has been returned to the Fund. The Fund will issue share certificates upon written request only. Share certificates will not be issued until the shares have been held for at least 15 days and will not be issued for accounts that do not meet the minimum investment requirements. Share certificates cannot be issued for retirement accounts. In addition, if the certificate is lost, there may be a replacement charge.

INVOLUNTARY REDEMPTION
The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund.

JANUS TWENTY FUND PROSPECTUS                             FEBRUARY 17, 1998    23

TELEPHONE TRANSACTIONS
You may initiate many transactions by telephone. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

It may be difficult to reach an Investor Service Representative by telephone during periods of unusual market activity. If you are unable to reach a representative by telephone, please consider sending written instructions, stopping by a Service Center, or in the case of purchases, exchanges, redemptions and electronic transfers, calling the Janus Xpress Line.

TEMPORARY SUSPENSION OF SERVICES
The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services.

ADDRESS CHANGES
To change the address on your account, call 1-800-525-3713 or send a written request signed by all account owners. Include the name of the Fund, the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

REGISTRATION CHANGES
To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. For more information call 1-800-525-3713.

STATEMENTS AND REPORTS
Investors participating in an automatic investment program will receive quarterly confirmations of all transactions. In addition, the Fund will send you an immediate transaction confirmation statement after every non-systematic transaction. The Fund distributes dividend information annually.

Financial reports for the Fund, which include a list of the Fund's portfolio holdings, will be mailed semiannually to all shareholders. You will receive an updated prospectus annually. To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if more than one person in the household has a Fund account. Please call 1-800-525-3713 if you would like to receive additional reports or prospectuses.

 24   JANUS TWENTY FUND PROSPECTUS                             FEBRUARY 17, 1998

                             MANAGEMENT OF THE FUND

TRUSTEES
The Trustees oversee the business affairs of the Trust and are responsible for major decisions relating to the Fund's investment objective and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust and meet at least quarterly to review the Fund's investment policies, performance, expenses and other business affairs.

INVESTMENT ADVISER
Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs.

Janus Capital began serving as investment adviser to certain series of the Trust in 1970 and currently serves as investment adviser to all of the Janus funds, as well as adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts.

Kansas City Southern Industries, Inc. ("KCSI") owns approximately 83% of the outstanding voting stock of Janus Capital, most of which it acquired in 1984. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

INVESTMENT PERSONNEL
PORTFOLIO MANAGER
SCOTT W. SCHOELZEL is Executive Vice President and portfolio manager of the Fund, which he has managed since August 1997. He previously managed Janus Olympus Fund from its inception to August 1997. Mr. Schoelzel joined Janus Capital in January 1994 as Vice President of Investments. From 1991-1993, Mr. Schoelzel was a portfolio manager at Founders Asset Management, Denver, Colorado. He holds a Bachelor of Arts in Business from Colorado College.

PERSONAL INVESTING
Janus Capital does not permit portfolio managers to purchase and sell securities for their own accounts, except under the limited exceptions contained in Janus Capital's policy governing personal investing. Janus Capital's policy requires investment and other personnel to conduct their personal investment activities in a manner that Janus Capital

JANUS TWENTY FUND PROSPECTUS                             FEBRUARY 17, 1998    25
believes is not detrimental to the Fund or Janus Capital's other advisory clients. See the SAI for more detailed information.

MANAGEMENT EXPENSES
The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The advisory agreement with the Fund spells out the management fee and other expenses that the Fund must pay. The Fund's management fee schedule (expressed as an annual rate) is set out in the chart below.

    AVERAGE DAILY NET ASSETS OF FUND            ANNUAL RATE PERCENTAGE (%)
    ----------------------------------------------------------------------
    First $300 Million                                     0.75
    Next $200 Million                                      0.70
    Over $500 Million                                      0.65
    ----------------------------------------------------------------------

The management fee schedule above was effective July 1, 1997. The actual management fee paid by the Fund for the fiscal year ended October 31, 1997, was 0.66% of the value of the Fund's average daily net assets. As asset size increases, the annual rate of the management fee declines in accordance with the above schedule. In addition, the Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

PORTFOLIO TRANSACTIONS
Purchases and sales of securities on behalf of the Fund are executed by broker-dealers selected by Janus Capital. Broker-dealers are selected on the basis of their ability to obtain best price and execution for the Fund's transactions and recognizing brokerage, research and other services provided to the Fund and to Janus Capital. Janus Capital may also consider payments made by brokers effecting transactions for the Fund (i) to the Fund or (ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. Janus Capital may also consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute transactions. The Fund's Trustees have authorized Janus Capital to place portfolio transactions on an agency basis with a broker-dealer affiliated with Janus Capital. When transactions for the Fund are effected with that broker-dealer, the commissions payable by the Fund are credited against certain Fund operating expenses serving to reduce those expenses. The SAI further explains the selection of broker-dealers.

OTHER SERVICE PROVIDERS
The following parties provide the Fund with administrative and other services.

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 0351
Boston, Massachusetts 02117-0351

 26   JANUS TWENTY FUND PROSPECTUS                             FEBRUARY 17, 1998

TRANSFER AGENT
Janus Service Corporation
P.O. Box 173375
Denver, Colorado 80217-3375

DISTRIBUTOR
Janus Distributors, Inc.
100 Fillmore Street
Denver, Colorado 80206-4928

Janus Service Corporation and Janus Distributors, Inc. are wholly-owned subsidiaries of Janus Capital.

OTHER INFORMATION
ORGANIZATION
The Trust is a "mutual fund" that was organized as a Massachusetts business trust on February 11, 1986. A mutual fund is an investment vehicle that pools money from numerous investors and invests the money to achieve a specified objective.

As of the date of this Prospectus, the Trust offers 19 separate series, three of which currently offer three classes of shares. The Trust currently offers the other 18 series by separate prospectuses.

SHAREHOLDER MEETINGS
The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called specifically for the Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by the Fund only if a matter affects or requires the vote of just the Fund or the Fund's interest in the matter differs from the interest of other portfolios of the Trust. As a shareholder, you are entitled to one vote for each share that you own.

SIZE OF THE FUND
The Fund may discontinue sales of its shares if management believes that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued, it is expected that existing shareholders of the Fund would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

MASTER/FEEDER OPTION
The Trust may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. Unless otherwise required by law, this policy may be implemented by the Trustees without Shareholder approval.

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YEAR 2000
Preparing for Year 2000 is a high priority for Janus Capital, which has established a dedicated group to address this issue. Janus Capital has entered into a consulting arrangement with one of the foremost experts in Year 2000 compliance to help Janus Capital successfully achieve Year 2000 compliance. Janus Capital does not anticipate that the move to Year 2000 will have a material impact on its ability to continue to provide the Fund with service at current levels.

 28   JANUS TWENTY FUND PROSPECTUS                             FEBRUARY 17, 1998

                            DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

TO AVOID TAXATION, THE INTERNAL REVENUE CODE REQUIRES THE FUND TO DISTRIBUTE NET INCOME AND ANY NET CAPITAL GAINS REALIZED ON ITS INVESTMENTS ANNUALLY. THE FUND'S INCOME FROM DIVIDENDS AND INTEREST AND ANY NET REALIZED SHORT-TERM CAPITAL GAINS ARE PAID TO SHAREHOLDERS AS ORDINARY INCOME DIVIDENDS. NET REALIZED LONG-TERM GAINS ARE PAID TO SHAREHOLDERS AS CAPITAL GAINS DISTRIBUTIONS. DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS ARE DECLARED AND PAID IN DECEMBER.

HOW DISTRIBUTIONS AFFECT A FUND'S NAV
Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

"BUYING A DIVIDEND"
If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

DISTRIBUTION OPTIONS
When you open an account, you must specify on your application how you want to receive your distributions. You may change your distribution option at any time by writing the Fund at one of the addresses on page 17 or calling
1-800-525-3713. The Fund offers the following options:

1. REINVESTMENT OPTION. You may reinvest your income dividends and capital gains distributions in additional shares. This option is assigned automatically if no other choice is made.

2. CASH OPTION. You may receive your income dividends and capital gains distributions in cash.

JANUS TWENTY FUND PROSPECTUS                             FEBRUARY 17, 1998    29

3. REINVEST AND CASH OPTION. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

4. REDIRECT OPTION. You may direct your dividends or capital gains to purchase shares of another Janus fund.

The Fund reserves the right to reinvest into your account undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

TAXES
As with any investment, you should consider the tax consequences of investing in the Fund. The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You may wish to consult your own tax adviser. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

TAXES ON DISTRIBUTIONS
Dividends and distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. In certain states, a portion of the dividends and distributions (depending on the source of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

TAXATION OF THE FUND
Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment income.

The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

 30   JANUS TWENTY FUND PROSPECTUS                             FEBRUARY 17, 1998

                                   APPENDIX A

GLOSSARY OF INVESTMENT TERMS
This glossary provides a more detailed description of some of the types of securities and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I. EQUITY AND DEBT SECURITIES
BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued under
Section 4(2) of the Securities Act of 1933.

COMMON STOCK represents a share of ownership in a company, and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

HIGH-YIELD/HIGH-RISK SECURITIES are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed

JANUS TWENTY FUND PROSPECTUS                             FEBRUARY 17, 1998    31
through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

PASSIVE FOREIGN INVESTMENT COMPANIES ("PFICS") are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

PREFERRED STOCK is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually heavy redemption requests, or for other temporary or emergency purposes.

RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

STANDBY COMMITMENTS are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

 32   JANUS TWENTY FUND PROSPECTUS                             FEBRUARY 17, 1998

STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

WARRANTS are securities, typically issued with preferred stocks or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES
FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

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FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

 34   JANUS TWENTY FUND PROSPECTUS                             FEBRUARY 17, 1998

[JANUS LOGO]

      P.O. Box 173375   o   Denver, CO 80217-3375   o   1-800-525-3713
                Janus Distributors, Inc.  Member NASD.  (2/98)

                             JANUS WORLDWIDE FUND
                                  PROSPECTUS


                                                                    [JANUS LOGO]

                              JANUS WORLDWIDE FUND

                              100 Fillmore Street
                             Denver, CO 80206-4928
                                 1-800-525-3713
                              http://www.Janus.com

                               FEBRUARY 17, 1998

Janus Worldwide Fund (the "Fund") is a no-load, diversified mutual fund that seeks long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers.

For complete information on how to purchase, exchange and sell shares, please see the Shareholder's Manual beginning on page 13.

The Fund is a portfolio of Janus Investment Fund (the "Trust"), which is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. This Prospectus contains information about the Fund that you should consider before investing. Please read it carefully and keep it for future reference.

Additional information about the Fund is contained in a Statement of Additional Information ("SAI") filed with the SEC. The SAI dated February 17, 1998, is incorporated by reference into this Prospectus. For a copy of the SAI, write or call the Fund at the address or phone number listed above. The SEC maintains a Web site located at http://www.sec.gov that contains the SAI, material incorporated by reference, and other information regarding the Fund.

THE FUND'S SHARES ARE NOT BANK DEPOSITS, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED BY THE SEC NOR HAS THE SEC PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES IN ANY STATE OR OTHER JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE OR OTHER JURISDICTION.

JANUS WORLDWIDE FUND PROSPECTUS                                FEBRUARY 17, 1998

                                    CONTENTS

THE FUND AT A GLANCE
Brief description of the Fund................    2
EXPENSE INFORMATION
The Fund's annual operating expenses.........    3
Financial Highlights - a summary of financial
  data.......................................    4
THE FUND IN DETAIL
Investment Objective and Policies............    6
General Portfolio Policies...................    8
Additional Risk Factors......................    9
PERFORMANCE TERMS
An Explanation of Performance Terms..........   12
SHAREHOLDER'S MANUAL
Minimum Investments..........................   13
Types of Account Ownership...................   13
How to Open Your Janus Account...............   15
How to Purchase Shares.......................   15
How to Exchange Shares.......................   17
How to Redeem Shares.........................   18
Shareholder Services and Account Policies....   20
MANAGEMENT OF THE FUND
Investment Adviser and Investment
   Personnel.................................   23
Personal Investing...........................   24
Management Expenses..........................   24
Portfolio Transactions.......................   24
Other Service Providers......................   25
Other Information............................   25
DISTRIBUTIONS AND TAXES
Distributions................................   27
Taxes........................................   28
APPENDIX A
Glossary of Investment Terms.................   29

JANUS WORLDWIDE FUND PROSPECTUS                           FEBRUARY 17, 1998    1

                              THE FUND AT A GLANCE

INVESTMENT OBJECTIVE:
The investment objective of the Fund is long-term growth of capital in a manner consistent with the preservation of capital.

PRIMARY HOLDINGS:
A diversified fund that pursues its objective primarily through investments in common stocks of foreign and domestic issuers.

SHAREHOLDER'S INVESTMENT HORIZON:
The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with investments in foreign and domestic common stocks. The Fund is not designed as a short-term trading vehicle and should not be relied upon for short-term financial needs.

FUND ADVISER:
Janus Capital Corporation ("Janus Capital") serves as the Fund's investment adviser. Janus Capital has been in the investment advisory business for over 27 years and currently manages approximately $70 billion in assets.

FUND MANAGER:
Helen Young Hayes

ASSISTANT FUND MANAGER:
Laurence J. Chang

FUND INCEPTION:
May 1991

 2   JANUS WORLDWIDE FUND PROSPECTUS                           FEBRUARY 17, 1998

                              EXPENSE INFORMATION

The following tables and example are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Fund. Shareholder Transaction Expenses are fees charged directly to your individual account when you buy, sell or exchange shares. The table below shows that you pay no such fees. Annual Operating Expenses are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.

    SHAREHOLDER TRANSACTION EXPENSES

         Maximum sales load imposed on purchases              None
         Maximum sales load imposed on reinvested dividends   None
         Deferred sales charges on redemptions                None
         Redemption fee*                                      None
         Exchange fee                                         None

    * There is an $8 service fee for redemptions by wire.

ANNUAL OPERATING EXPENSES(1)
(expressed as a percentage of average net assets)

------------------------------------------------------------
Management Fee                                         0.65%
Other Expenses                                         0.31%
------------------------------------------------------------
Total Operating Expenses                               0.96%
------------------------------------------------------------

(1)The Management Fee reflects a reduced fee schedule effective July 1, 1997, applied to net assets as of October 31, 1997. Other Expenses are based on expenses before expense offset arrangements for the fiscal year ended October 31, 1997.

EXAMPLE

-------------------------------------------------------------------------
                                       1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------
Assume you invest $1,000, the Fund
returns 5% annually and its expense
ratio remains as listed above. This
example shows the operating expenses
that you would indirectly bear as an
investor in the Fund.                   $10      $31      $53      $118

--------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE RETURNS OR EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.

JANUS WORLDWIDE FUND PROSPECTUS                           FEBRUARY 17, 1998    3

                              FINANCIAL HIGHLIGHTS

Unless otherwise noted, the information below is for fiscal periods ending on October 31st of each year and has been audited by the accounting firm of Price Waterhouse LLP. Their report is included in the Fund's Annual Report, which is incorporated by reference into the SAI.

                                          1997       1996       1995       1994       1993
-------------------------------------------------------------------------------------------
 1. NET ASSET VALUE, BEGINNING OF
    PERIOD                               $34.60     $27.65     $27.00     $24.16     $18.95
-------------------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
 2. Net investment income                (0.08)       0.49       0.81       0.15       0.14
 3. Net gains or (losses) on
    securities (both realized and
    unrealized)                            7.73       7.79       1.39       3.34       5.29
-------------------------------------------------------------------------------------------
 4. Total from investment operations       7.65       8.28       2.20       3.49       5.43
-------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
 5. Dividends (from net investment
    income)                              (0.15)     (0.26)     (0.54)     (0.27)     (0.22)
 6. Distributions (from capital gains)   (2.05)     (1.07)     (1.01)     (0.38)         --
-------------------------------------------------------------------------------------------
 7. Total distributions                  (2.20)     (1.33)     (1.55)     (0.65)     (0.22)
-------------------------------------------------------------------------------------------
 8. NET ASSET VALUE, END OF PERIOD       $40.05     $34.60     $27.65     $27.00     $24.16
-------------------------------------------------------------------------------------------
 9. Total return*                        23.34%     31.00%      8.89%     14.76%     28.79%
-------------------------------------------------------------------------------------------
10. Net assets, end of period (in
    millions)                           $10,358     $4,467     $1,804     $1,587       $755
11. Average net assets for the period
    (in millions)                        $7,784     $2,953     $1,622     $1,244       $379
12. Ratio of gross expenses to average
    net assets**                          0.97%      1.02%      1.24%        N/A        N/A
13. Ratio of net expenses to average
    net assets**                          0.95%      1.01%      1.23%      1.12%      1.32%
14. Ratio of net investment income to
    average net assets**                  0.65%      0.73%      0.99%      0.42%      0.92%
15. Portfolio turnover rate**               79%        80%       142%       158%       124%
16. Average commission rate              $.0561     $.0311        N/A        N/A        N/A
-------------------------------------------------------------------------------------------

                                          1992     1991(1)
----------------------------------------------------------
 1. NET ASSET VALUE, BEGINNING OF
    PERIOD                               $17.45     $15.00
----------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
 2. Net investment income                  0.16         --
 3. Net gains or (losses) on
    securities (both realized and
    unrealized)                            1.39       2.45
----------------------------------------------------------
 4. Total from investment operations       1.55       2.45
----------------------------------------------------------
  LESS DISTRIBUTIONS:
 5. Dividends (from net investment
    income)                                  --         --
 6. Distributions (from capital gains)   (0.05)         --
----------------------------------------------------------
 7. Total distributions                  (0.05)         --
----------------------------------------------------------
 8. NET ASSET VALUE, END OF PERIOD       $18.95     $17.45
----------------------------------------------------------
 9. Total return*                         9.20%     16.00%
----------------------------------------------------------
10. Net assets, end of period (in
    millions)                              $161        $18
11. Average net assets for the period
    (in millions)                           $80         $7
12. Ratio of gross expenses to average
    net assets**                            N/A        N/A
13. Ratio of net expenses to average
    net assets**                          1.73%      2.50%
14. Ratio of net investment income to
    average net assets**                  1.74%      0.02%
15. Portfolio turnover rate**              147%        40%
16. Average commission rate                 N/A        N/A
----------------------------------------------------------

(1) Fiscal period from May 1, 1991 to October 31, 1991.
 * Total return is not annualized for periods of less than one full year. ** Annualized for periods of less than one full year.

 4   JANUS WORLDWIDE FUND PROSPECTUS                           FEBRUARY 17, 1998

                               UNDERSTANDING THE
                              FINANCIAL HIGHLIGHTS

This section is designed to help you better understand the information summarized in the Financial Highlights table. The table contains important historical operating information that may be useful in making your investment decision or understanding how your investment has performed. The Fund's Annual Report contains additional information about the Fund's performance, including a comparison to an appropriate securities index. For a copy of the Annual Report, call 1-800-525-8983.

NET ASSET VALUE ("NAV") is the value of a single share of the Fund. It is computed by adding the value of all of the Fund's investments and other assets, subtracting any liabilities and dividing the result by the number of shares outstanding. The difference between line 1 and line 8 in the Financial Highlights table represents the change in value of a Fund share over the fiscal period, but not its total return.

NET INVESTMENT INCOME is the per share amount of dividends and interest income earned on securities held by the Fund, less Fund expenses. DIVIDENDS (FROM NET INVESTMENT INCOME) are the per share amount that the Fund paid from net investment income.

NET GAINS (OR LOSSES) ON SECURITIES is the per share increase or decrease in value of the securities the Fund holds. A gain (or loss) is realized when securities are sold. A gain (or loss) is unrealized when securities increase or decrease in value but are not sold. DISTRIBUTIONS (FROM CAPITAL GAINS) are the per share amount that the Fund paid from net realized gains.

TOTAL RETURN is the percentage increase or decrease in the value of an investment over a stated period of time. Total return includes both changes in NAV and income. For the purposes of calculating total return, it is assumed that dividends and distributions are reinvested at the NAV on the day of the distribution.

RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS is the total of the Fund's operating expenses before expense offset arrangements divided by its average net assets for the stated period. The Fund was not required to disclose the ratio of gross expenses to average net assets prior to 1995. RATIO OF NET EXPENSES TO AVERAGE NET ASSETS reflects reductions in the Fund's expenses through the use of brokerage commissions and uninvested cash balances earning interest or balance credits.

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS is the Fund's net investment income divided by its average net assets for the stated period.

PORTFOLIO TURNOVER RATE is a measure of the amount of the Fund's buying and selling activity. It is computed by dividing total purchases or sales, whichever is less, by the average monthly market value of the Fund's portfolio securities.

AVERAGE COMMISSION RATE is the total of the Fund's agency commissions paid on equity securities trades divided by the number of shares purchased and sold.

JANUS WORLDWIDE FUND PROSPECTUS                           FEBRUARY 17, 1998    5

                               THE FUND IN DETAIL

This section takes a closer look at the Fund's investment objective, policies and the securities in which it invests. Policies that are noted as "fundamental" cannot be changed without a shareholder vote. All other policies, including the Fund's investment objective, are not fundamental and may be changed by the Fund's Trustees without a shareholder vote. You will be notified of any material changes.

You should carefully consider your own investment goals, time horizon (the amount of time you plan to hold your shares of the Fund) and risk tolerance before investing in a Fund. If there is a material change in the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

You should also carefully review the "Additional Risk Factors" section of this Prospectus for a more detailed discussion of the risks associated with certain investment techniques. Appendix A includes a more detailed description of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified fund that pursues its objective primarily through investments in common stocks of foreign and domestic issuers. The Fund has the flexibility to invest on a worldwide basis in companies and other organizations of any size, regardless of country of organization or place of principal business activity. The Fund normally invests in issuers from at least five different countries, including the United States. The Fund may at times invest in fewer than five countries or even a single country.

TYPES OF INVESTMENTS
The Fund invests primarily in common stocks selected for their growth potential. The Fund may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities and debt securities when its portfolio manager perceives an opportunity for capital growth from such securities or to receive a return on idle cash. The Fund may invest up to 25% of its assets in mortgage- and asset-backed securities, up to 10% of its assets in zero coupon, pay-in-kind and step-coupon securities, and without limit in indexed/structured securities. The Fund will invest less than 35% of its assets in high-yield/high-risk securities. The Fund may also purchase high-grade commercial paper, certificates of deposit, and repurchase agreements. Such securities may offer growth potential because of anticipated changes in interest rates, credit standing, currency relationships or other factors. The Fund may also invest in short-term debt securities, including money market funds managed by Janus Capital, as a means of receiving a return on idle cash.

When the Fund's portfolio manager believes that market conditions are not favorable for profitable investing or when the portfolio manager is otherwise unable to locate investment opportunities with favorable risk/reward characteristics, the Fund's investments may be hedged to a greater degree and/or its cash or similar investments may

 6   JANUS WORLDWIDE FUND PROSPECTUS                           FEBRUARY 17, 1998
increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. When the Fund is hedged or its investments in cash or similar investments increase, it may not participate in market advances or declines to the extent that it would if the Fund was not hedged or it remained more fully invested in common stocks.

The Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies. The Fund may use options, futures and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return. See "Additional Risk Factors" on page 9. The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis.

The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Fund's portfolio managers, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. See "Additional Risk Factors" on page 9.

THE FOLLOWING QUESTIONS ARE DESIGNED TO HELP YOU BETTER UNDERSTAND AN INVESTMENT IN THE FUND.

Q:   HOW ARE COMMON STOCKS SELECTED?

A: The Fund may invest substantially all of its assets in common stocks to the extent its portfolio manager believes that the relevant market environment favors profitable investing in those securities. The portfolio manager generally takes a "bottom up" approach to building the portfolio. In other words, the manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Fund, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. Realization of income is not a significant investment consideration. Any income realized on the Fund's investments will be incidental to its objective.

Q:   ARE THE SAME CRITERIA USED
     TO SELECT FOREIGN SECURITIES?

A: Generally, yes. The portfolio manager seeks companies that meet her selection criteria on a worldwide basis, regardless of country of organization or place of principal business activity. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign stocks. The Fund may invest without limit in foreign securities. See "Additional Risk Factors" on page 9.

JANUS WORLDWIDE FUND PROSPECTUS                           FEBRUARY 17, 1998    7

Q:   WHAT IS THE MAIN RISK OF INVESTING
     IN A GROWTH FUND?

A: Since the Fund usually invests heavily in common stocks, the fundamental risk is that the value of the stocks it holds might decrease. Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative.

Q:   HOW DOES THE FUND
     TRY TO REDUCE RISK?

A: Diversification of the Fund's assets reduces the effect of any single holding on its overall portfolio value. The Fund may also use futures, options and other derivative instruments to protect the portfolio from movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. See "Additional Risk Factors" on page 9.

GENERAL PORTFOLIO POLICIES
In investing its assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply only at the time of purchase of the security. For example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

DIVERSIFICATION
The Investment Company Act of 1940 (the "1940 Act") classifies investment companies as either diversified or nondiversified. The Fund qualifies as a diversified fund under the 1940 Act and is subject to the following diversification requirements:

- As a fundamental policy, the Fund may not own more than 10% of the outstanding voting shares of any issuer.

- As a fundamental policy, with respect to 75% of its total assets, the Fund will not purchase a security of any issuer (other than cash items and U.S. government securities, as defined in the 1940 Act) if such purchase would cause the Fund's holdings of that issuer to amount to more than 5% of the Fund's total assets.

- The Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. government securities).

INDUSTRY CONCENTRATION
As a fundamental policy, the Fund will not invest 25% or more of its total assets in any particular industry (excluding U.S. government securities).

PORTFOLIO TURNOVER
The Fund generally intends to purchase securities for long-term investment rather than short-term gains. However, short-term transactions may result from liquidity needs,


 8   JANUS WORLDWIDE FUND PROSPECTUS                           FEBRUARY 17, 1998
securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. Changes are made in the Fund's portfolio whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

To a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains.

ILLIQUID INVESTMENTS
The Fund may invest up to 15% of its net assets in illiquid investments, including restricted securities or private placements that are not deemed to be liquid by Janus Capital. If illiquid securities exceed 15% of the Fund's net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. Some securities cannot be sold to the U.S. public because of their terms or because of SEC regulations. Janus Capital will follow guidelines established by the Trustees of the Trust ("Trustees") in making liquidity determinations for Rule 144A securities and other securities, including privately placed commercial paper.

BORROWING AND LENDING
The Fund may borrow money and lend securities or other assets, as follows:

- The Fund may borrow money for temporary or emergency purposes in amounts up to 25% of its total assets.

- The Fund may mortgage or pledge securities as collateral for borrowings in amounts up to 15% of its net assets.

- As a fundamental policy, the Fund may lend securities or other assets if, as a result, no more than 25% of its total assets would be lent to other parties.

Under the terms of an exemptive order received from the SEC, the Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above percentage limits.

ADDITIONAL RISK FACTORS
FOREIGN SECURITIES
Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in comparable domestic securities. Securities of some foreign companies and governments may be traded in the United States, but most foreign securities are traded primarily in foreign markets. The risks of foreign investing include:

- CURRENCY RISK. The Fund may buy the local currency when it buys a foreign currency denominated security and sell the local currency when it sells the security. As long as

JANUS WORLDWIDE FUND PROSPECTUS                           FEBRUARY 17, 1998    9
  the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even though the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

- POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in underdeveloped or developing countries which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country. The Fund may invest in emerging market countries. Emerging market countries involve greater risks such as immature economic structures, national policies restricting investments by foreigners, and different legal systems.

- REGULATORY RISK. There may be less government supervision of foreign markets. Foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers. There may be less publicly available information about foreign issuers than domestic issuers.

- MARKET RISK. Foreign securities markets, particularly those of underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

- TRANSACTION COSTS. Transaction costs of buying and selling foreign securities, including brokerage, tax and custody costs, are generally higher than those involved in domestic transactions.

Foreign securities purchased indirectly (e.g., depositary receipts) are subject to many of the above risks, including currency risk, because their values depend on the performance of a foreign security denominated in its home currency.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS
The Fund may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts ("futures contracts") and may invest in options on securities, financial indices and foreign currencies ("options"), forward contracts and interest rate swaps and swap-related products (collectively "derivative instruments"). The Fund intends to use derivative instruments primarily to hedge the value of its portfolio against potential adverse movements in securities prices, foreign currency markets or interest rates. To a limited extent, the Fund may also use derivative instruments for non-hedging purposes such as seeking to increase the Fund's income or otherwise seeking to enhance return. Please refer to Appendix A to this Prospectus and the SAI for a more detailed discussion of these instruments.

 10   JANUS WORLDWIDE FUND PROSPECTUS                          FEBRUARY 17, 1998

The use of derivative instruments exposes the Fund to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include:

- the risk that interest rates, securities prices and currency markets will not move in the direction that the portfolio manager anticipates;

- imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged;

- the fact that skills needed to use these strategies are different from those needed to select portfolio securities;

- inability to close out certain hedged positions to avoid adverse tax consequences;

- the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

- leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and

- particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

Although the Fund believes the use of derivative instruments will benefit the Fund, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgement proves incorrect.

When the Fund invests in a derivative instrument, it may be required to segregate cash and other liquid assets or certain portfolio securities with its custodian to "cover" the Fund's position. Assets segregated or set aside generally may not be disposed of so long as the Fund maintains the positions requiring segregation or cover. Segregating assets could diminish the Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

HIGH-YIELD/HIGH-RISK SECURITIES
High-yield/high-risk securities (or "junk" bonds) are debt securities rated below investment grade by the primary rating agencies such as Standard & Poor's Ratings Services ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's").

The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk) than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investments.

Issuers of high-yield securities are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. The market for lower quality securities is generally less liquid than the market for higher quality

JANUS WORLDWIDE FUND PROSPECTUS                          FEBRUARY 17, 1998    11
securities. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower quality securities.

Please refer to the SAI for a description of bond rating categories.

SPECIAL SITUATIONS
Special situations may include, among others, significant changes in a company's allocation of its existing capital, a restructuring of assets, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

SHORT SALES
The Fund may engage in "short sales against the box." This technique involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

See Appendix A for risks associated with certain other investments.

                               PERFORMANCE TERMS

This section will help you understand various terms that are commonly used to describe the Fund's performance. You may see references to these terms in our newsletters, advertisements and in media articles. Our newsletters and advertisements may include comparisons of the Fund's performance to the performance of other mutual funds, mutual fund averages or recognized stock market indices. The Fund generally measures performance in terms of total return.

CUMULATIVE TOTAL RETURN represents the actual rate of return on an investment for a specified period. The Financial Highlights table shows total return for a single fiscal period. Cumulative total return is generally quoted for more than one year (e.g., the life of the Fund). A cumulative total return does not show interim fluctuations in the value of an investment.

AVERAGE ANNUAL TOTAL RETURN represents the average annual percentage change of an investment over a specified period. It is calculated by taking the cumulative total return for the stated period and determining what constant annual return would have produced the same cumulative return. Average annual returns for more than one year tend to smooth out variations in the Fund's return and are not the same as actual annual results.

THE FUND IMPOSES NO SALES OR OTHER CHARGES THAT WOULD AFFECT TOTAL RETURN COMPUTATIONS. FUND PERFORMANCE FIGURES ARE BASED UPON HISTORICAL RESULTS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. INVESTMENT RETURNS AND NET ASSET VALUE WILL FLUCTUATE SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

 12   JANUS WORLDWIDE FUND PROSPECTUS                          FEBRUARY 17, 1998

                              SHAREHOLDER'S MANUAL

This section will help you become familiar with the different types of accounts you can establish with Janus. It also explains in detail the wide array of services and features you can establish on your account, as well as account policies and fees that may apply to your account. Account policies (including fees), services and features may be modified or discontinued without shareholder approval or prior notice.

    MINIMUM INVESTMENTS*

      To open a new account..............................   $2,500
      To open a new retirement, education or UGMA/UTMA
        account..........................................   $  500
      To open a new account with an Automatic Investment
        Program..........................................   $  500**
      To add to any type of an account...................   $  100+

     * The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain types of accounts.
    ** An Automatic Investment Program requires a $100 minimum automatic investment per month until the account balance reaches $2,500.
     + The minimum subsequent investment for IRA or UGMA/UTMA accounts is $50.

HOW TO GET IN TOUCH WITH JANUS
If you have any questions while reading this Prospectus, please call one of our Investor Service Representatives at 1-800-525-3713 Monday-Friday: 8:00 a.m.-8:00 p.m., and Saturday: 10:00 a.m.-4:00 p.m., New York time. The Quick Address and Telephone Reference below includes other ways to get in touch with Janus.

   QUICK ADDRESS AND TELEPHONE REFERENCE

    MAILING ADDRESS                    JANUS XPRESS LINE      1-888-979-7737
    Janus                              For 24-hour access to account and
    P.O. Box 173375                    fund information, exchanges and
    Denver, CO 80217-3375              purchases, automated daily quotes on
                                       fund share prices, yields and total
    FOR OVERNIGHT CARRIER              returns.
    Janus                              TDD                     1-800-525-0056
    Suite 101                          A telecommunications device for our
    3773 Cherry Creek North Drive      hearing- and speech-impaired
    Denver, CO 80209-3811              shareholders.
    JANUS INTERNET ADDRESS             JANUS LITERATURE LINE  1-800-525-8983
    http://www.Janus.com               To request a prospectus, shareholder
                                       reports or marketing materials.

TYPES OF ACCOUNT OWNERSHIP
If you are investing for the first time, you will need to establish an account. You can establish the following types of accounts by completing a New Account Application. To request an application, call 1-800-525-3713.

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- INDIVIDUAL OR JOINT OWNERSHIP. Individual accounts are owned by one person. Joint accounts have two or more owners.

- A GIFT OR TRANSFER TO MINOR (UGMA OR UTMA). An UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's Social Security number on the application.

- TRUST. An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

- BUSINESS ACCOUNTS. Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

TAX-DEFERRED ACCOUNTS
If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. Tax deferred accounts include retirement plans and the Education IRA. Distributions from these plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Investors should consult their tax advisor or legal counsel before selecting a tax-deferred account.

Investors Fiduciary Trust Company serves as custodian for the tax-deferred accounts offered by the Fund. You will be charged an account maintenance fee of $12 for each Fund account, up to a maximum of $24 for two or more Fund accounts registered under the same taxpayer identification number. Each Janus fund you own under your IRA account number is considered a separate "Fund account." You may pay the fee by check or have it automatically deducted from your account (usually in December). The Fund reserves the right to change the amount of this fee or to waive it in whole or in part for certain types of accounts.

The following plans require a special application. For an application and more details about our Retirement Plans, call 1-800-525-3713.

- REGULAR AND ROTH INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS"): Both types of IRAs allow most individuals under the age of 70 1/2 with earned income to contribute up to the lesser of $2,000 ($4,000 for most married couples) or 100% of compensation annually. Please refer to the Janus IRA booklet for more complete information regarding IRAs.

- EDUCATION IRA: This plan allows individuals, subject to certain income limitations, to contribute up to $500 annually on behalf of any child under the age of 18. Please refer to the Janus IRA booklet for more complete information regarding the Education IRA.

- SIMPLIFIED EMPLOYEE PENSION PLAN ("SEP"): This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

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- PROFIT SHARING OR MONEY PURCHASE PENSION PLAN: These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

- SECTION 403(b)(7) PLAN: Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a
  Section 403(b)(7) Plan.

HOW TO OPEN YOUR JANUS ACCOUNT
Complete and sign the appropriate application. Please be sure to provide your Social Security or taxpayer identification number on the application and make your check payable to Janus. The Fund is available only to U.S. citizens or residents, and your application will be returned if you do not meet these criteria. Send all items to one of the following addresses:

For Overnight Carrier
--------------------

Janus
Suite 101
3773 Cherry Creek North Drive
Denver, CO 80209-3811

For All Other Inquiries
---------------------

Janus
P.O. Box 173375
Denver, CO 80217-3375

INVESTOR SERVICE CENTERS
Janus offers two Investor Service Centers for those individuals who would like to conduct their investing in person. Our representatives will be happy to assist you at either of the following locations Monday-Friday 7:00 a.m. to 6:00 p.m. Mountain time and Saturday 9:00 a.m. to 1:00 p.m. Mountain time.

100 Fillmore Street, Suite 100
Denver, CO 80206

3773 Cherry Creek North Drive, Suite 101
Denver, CO 80209

HOW TO PURCHASE SHARES
PAYING FOR SHARES
When you purchase shares, your request will be processed at the next NAV calculated after your order is received and accepted. Please note the following:

- Cash, credit cards, third party checks and credit card checks will not be accepted.

- All purchases must be made in U.S. dollars.

- Checks must be drawn on a U.S. bank and made payable to Janus.

- If a check does not clear your bank, the Fund reserves the right to cancel the purchase.

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- If the Fund is unable to debit your predesignated bank account on the day of purchase, it may make additional attempts or cancel the purchase.

- The Fund reserves the right to reject any specific purchase request.

If your purchase is cancelled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. The Fund (or its agents) has the authority to redeem shares in your account(s) to cover any such losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

ONCE YOU HAVE OPENED YOUR JANUS ACCOUNT, THE MINIMUM AMOUNT FOR AN ADDITIONAL INVESTMENT IS $100 ($50 FOR IRAS OR UGMA/UTMA ACCOUNTS). You may add to your account at any time through any of the following options:

BY MAIL
Complete the remittance slip attached at the bottom of your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to one of the addresses listed previously. You may also request a booklet of remittance slips for non-retirement accounts.

BY TELEPHONE
This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. To purchase shares by telephone, call an Investor Service Representative at 1-800-525-3713 during normal business hours or call the Janus Xpress Line, 1-888-979-7737, for access to this option 24 hours a day. When you make an additional purchase by telephone, Janus will automatically debit your predesignated bank account for the desired amount. To establish the telephone purchase option on your new account, complete the "Telephone Purchase of Shares Option" section on the application and attach a "voided" check or deposit slip from your bank account. If your account is already established, call 1-800-525-3713 to request the appropriate form. This option will become effective ten days after the form is received.

BY WIRE
Purchases may also be made by wiring money from your bank account to your Janus account. Call 1-800-525-3713 to receive wiring instructions.

AUTOMATIC INVESTMENT PROGRAMS
Janus offers several automatic investment programs to help investors achieve their financial goals as simply and conveniently as possible. You may open a new account with a $500 initial purchase and $100 automatic subsequent investments.

- AUTOMATIC MONTHLY INVESTMENT PROGRAM
  You select the day each month that your money ($100 minimum) will be electronically transferred from your bank account to your Fund account. To establish this option, complete the "Automatic Monthly Investment Program" section on the application and attach a "voided" check or deposit slip from your bank account. If your Fund account is already established, call 1-800-525-3713 to request the appropriate form.

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- PAYROLL DEDUCTION
  If your employer can initiate an automatic payroll deduction, you may have all or a portion of your paycheck ($100 minimum) invested directly into your Fund account. To obtain information on establishing this option, call 1-800-525-3713.

- BY SYSTEMATIC EXCHANGE
  With a Systematic Exchange you determine the amount of money ($100 minimum) you would like automatically exchanged from one Janus account to another on any day of the month. For more information on how to establish this option, call 1-800-525-3713.

HOW TO EXCHANGE SHARES
On any business day, you may exchange all or a portion of your shares into any other available Janus fund.

IN WRITING
To request an exchange in writing, please follow the instructions for written requests on page 19.

BY TELEPHONE
All accounts are automatically eligible for the telephone exchange option. To exchange shares by telephone, call an Investor Service Representative at 1-800-525-3713 during normal business hours or call the Janus Xpress Line, 1-888-979-7737, for access to this option 24 hours a day.

BY SYSTEMATIC EXCHANGE
As noted above, you may establish a Systematic Exchange for as little as a $100 subsequent purchase per month on established accounts. You may establish a new account with a $500 initial purchase and subsequent $100 systematic exchanges. If the balance in the account you are exchanging from falls below the systematic exchange amount, all remaining shares will be exchanged and the program will be discontinued.

EXCHANGE POLICIES
- Except for Systematic Exchanges, new accounts established by exchange must be opened with $2,500 or the total account value if the value of the account you are exchanging from is less than $2,500.

- Exchanges between existing accounts must meet the $100 subsequent investment requirement.

- You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchanges). Exchanges in excess of this limit may be subject to an exchange fee or may result in termination of the exchange privilege.

- The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time. For example, the Fund may reject exchanges from accounts engaged in or known to engage in excessive trading (including market timing transactions).

- Exchanges between accounts will be accepted only if the registrations are identical.

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- If the shares you are exchanging are held in certificate form, you must return the certificate to your Fund prior to making any exchanges.

- Be sure that you read the prospectus for the fund into which you are exchanging.

- An exchange represents the sale of shares from one fund and the purchase of shares of another fund, which may produce a taxable gain or loss in a non-tax deferred account.

HOW TO REDEEM SHARES
On any business day, you may redeem all or a portion of your shares. If the shares are held in certificate form, the certificate must be returned with or before your redemption request. Your transaction will be processed at the next NAV calculated after your order is received and accepted.

IN WRITING
To request a redemption in writing, please follow the instructions for written requests noted on page 19.

BY TELEPHONE
Most accounts have the telephone redemption option, unless this option was specifically declined on the application or in writing. This option enables you to request redemptions daily from your account by calling 1-800-525-3713 by the close of the regular trading session of the New York Stock Exchange ("NYSE"), normally 4:00 p.m. New York time. You may also use Janus Xpress Line, 1-888-979-7737, for access to this option 24 hours a day. Redemption requests received through Janus Xpress Line will be processed at the NAV next calculated after receipt and acceptance of the request. (There is a daily limit of $100,000 per account for redemptions payable by check).

SYSTEMATIC REDEMPTION OPTION
The Systematic Redemption Option allows you to redeem a specific dollar amount from your account on a regular basis. For more information or to request the appropriate form, please call 1-800-525-3713.

PAYMENT OF REDEMPTION PROCEEDS
- BY CHECK
  Redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request.

- BY ELECTRONIC TRANSFER
  If you have established the electronic redemption option, your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer) or the second bank business day after receipt of your redemption request (ACH transfer). Wire transfers will be charged an $8 fee per wire and your bank may charge an additional fee to receive the wire. ACH transfers are made free of charge. Wire redemptions are not available for retirement accounts.

  If you would like to establish the electronic redemption option on an existing account, please call 1-800-525-3713 to request the appropriate form.

 18   JANUS WORLDWIDE FUND PROSPECTUS                          FEBRUARY 17, 1998

IF THE SHARES BEING REDEEMED WERE PURCHASED BY CHECK, TELEPHONE OR THROUGH THE AUTOMATIC MONTHLY INVESTMENT PROGRAM, THE FUND MAY DELAY THE PAYMENT OF YOUR REDEMPTION PROCEEDS FOR UP TO 15 DAYS FROM THE DAY OF PURCHASE TO ALLOW THE PURCHASE TO CLEAR. Unless you provide alternate instructions, your proceeds will be invested in Janus Money Market Fund - Investor Shares during the 15 day hold period.

WRITTEN INSTRUCTIONS
To redeem or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed on page 15 and must include the following information:

- the name of the Fund,

- the account number,

- the amount of money or number of shares being redeemed,

- the name(s) on the account,

- the signature(s) of all registered account owners, and

- your daytime telephone number.

SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE
- INDIVIDUAL, JOINT TENANTS, TENANTS IN COMMON: Written instructions must be signed by each shareholder, exactly as the names appear in the account registration.

- UGMA OR UTMA: Written instructions must be signed by the custodian in his/her capacity as it appears in the account registration.

- SOLE PROPRIETOR, GENERAL PARTNER: Written instructions must be signed by an authorized individual in his/her capacity as it appears on the account registration.

- CORPORATION, ASSOCIATION: Written instructions must be signed by the person(s) authorized to act on the account. In addition, a certified copy of the corporate resolution authorizing the signer to act must accompany the request.

- TRUST: Written instructions must be signed by the trustee(s). If the name(s) of the current trustee(s) does not appear in the account registration, a certificate of incumbency dated within 60 days must also be submitted.

- IRA: Written instructions must be signed by the account owner. If you do not want federal income tax withheld from your redemption, you must state that you elect not to have such withholding apply. In addition, your instructions must state whether the distribution is normal (after age 59 1/2) or premature (before age 59 1/2) and, if premature, whether any exceptions such as death or disability apply with regard to the 10% additional tax on early distributions.

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SIGNATURE GUARANTEE
In addition to the signature requirements, a SIGNATURE GUARANTEE IS ALSO REQUIRED if any of the following is applicable:

- You request a redemption that exceeds $100,000.

- You would like the check made payable to anyone other than the shareholder(s) of record.

- You would like the check mailed to an address which has been changed within 10 days of the redemption request.

- You would like the check mailed to an address other than the address of record.

THE FUND RESERVES THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS. FOR MORE INFORMATION PERTAINING TO SIGNATURE GUARANTEES, PLEASE CALL 1-800-525-3713.

HOW TO OBTAIN A SIGNATURE GUARANTEE
A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee may not be provided by a notary public.

If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.

PRICING OF FUND SHARES
All purchases, redemptions and exchanges will be processed at the NAV next calculated after your request is received and approved by the Fund (or its designated agent). The Fund's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that the NYSE is open. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE. The Fund's portfolio securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES
JANUS XPRESS LINE(TM)
Janus Xpress Line, our electronic telephone service, offers you 24-hour access by TouchTone(TM) telephone to obtain information on account balances, Fund performance or dividends. You can also make exchanges, purchases, redemptions and electronic transfers in existing accounts, request literature about any Janus fund, or order duplicate

 20   JANUS WORLDWIDE FUND PROSPECTUS                          FEBRUARY 17, 1998
statements. Janus Xpress Line is accessed by calling 1-888-979-7737. Calls are limited to five minutes.

JANUS WEB SITE
Janus maintains a Web site located at http://www.Janus.com. You can access information such as your account balance and the Fund's NAV through the Web site. In addition, you may request and/or download a prospectus for any Janus fund.

ACCOUNT MINIMUMS
Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 minimum balance fee (or the value of the account if less than $10) from accounts with values below the minimums described on page 13 or close such accounts. This policy will apply to accounts participating in the Automatic Monthly Investment Program only if your account balance does not reach the required minimum initial investment or falls below such minimum and you have discontinued monthly investments. This policy does not apply to accounts that fall below the minimums solely as a result of market value fluctuations. It is expected that accounts will be valued in September and the $10 fee will be assessed on the second Friday of September of each year. You will receive notice before we charge the $10 fee or close your account so that you may increase your account balance to the required minimum.

TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS
You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A Processing Organization, rather than its customer, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.

TAXPAYER IDENTIFICATION NUMBER
On the application or other appropriate form, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

SHARE CERTIFICATES
Most shareholders choose not to hold their shares in certificate form because account transactions such as exchanges and redemptions cannot be completed until the certificate has been returned to the Fund. The Fund will issue share certificates upon written request only. Share certificates will not be issued until the shares have been held for at

JANUS WORLDWIDE FUND PROSPECTUS                          FEBRUARY 17, 1998    21
least 15 days and will not be issued for accounts that do not meet the minimum investment requirements. Share certificates cannot be issued for retirement accounts. In addition, if the certificate is lost, there may be a replacement charge.

INVOLUNTARY REDEMPTION
The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund.

TELEPHONE TRANSACTIONS
You may initiate many transactions by telephone. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

It may be difficult to reach an Investor Service Representative by telephone during periods of unusual market activity. If you are unable to reach a representative by telephone, please consider sending written instructions, stopping by a Service Center, or in the case of purchases, exchanges, redemptions and electronic transfers, calling the Janus Xpress Line.

TEMPORARY SUSPENSION OF SERVICES
The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services.

ADDRESS CHANGES
To change the address on your account, call 1-800-525-3713 or send a written request signed by all account owners. Include the name of the Fund, the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

REGISTRATION CHANGES
To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. For more information call 1-800-525-3713.

STATEMENTS AND REPORTS
Investors participating in an automatic investment program will receive quarterly confirmations of all transactions. In addition, the Fund will send you a transaction confirmation statement after every non-systematic transaction. The Fund distributes dividend information annually.

Financial reports for the Fund, which include a list of the Fund's portfolio holdings, will be mailed semiannually to all shareholders. You will receive an updated prospectus annually. To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if more than one person in the household has a Fund account. Please call 1-800-525-3713 if you would like to receive additional reports or prospectuses.

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                             MANAGEMENT OF THE FUND

TRUSTEES
The Trustees oversee the business affairs of the Trust and are responsible for major decisions relating to the Fund's investment objective and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust and meet at least quarterly to review the Fund's investment policies, performance, expenses and other business affairs.

INVESTMENT ADVISER
Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs.

Janus Capital began serving as investment adviser to certain series of the Trust in 1970 and currently serves as investment adviser to all of the Janus funds, as well as adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts.

Kansas City Southern Industries, Inc. ("KCSI") owns approximately 83% of the outstanding voting stock of Janus Capital, most of which it acquired in 1984. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

INVESTMENT PERSONNEL

PORTFOLIO MANAGER
HELEN YOUNG HAYES is Executive Vice President and portfolio manager of the Fund, which she has managed or co-managed since its inception. Ms. Hayes joined Janus Capital in 1987 and has also managed Janus Overseas Fund since its inception. She holds a Bachelor of Arts in Economics from Yale University and is a Chartered Financial Analyst.

ASSISTANT PORTFOLIO MANAGER
LAURENCE J. CHANG is assistant portfolio manager of the Fund and Janus Overseas Fund. He received an undergraduate degree with honors in religion and philosophy from Dartmouth College and a Master's Degree in Political Science from Stanford University. He is a Chartered Financial Analyst.

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PERSONAL INVESTING
Janus Capital does not permit portfolio managers to purchase and sell securities for their own accounts, except under the limited exceptions contained in Janus Capital's policy governing personal investing. Janus Capital's policy requires investment and other personnel to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Fund or Janus Capital's other advisory clients. See the SAI for more detailed information.

MANAGEMENT EXPENSES
The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The advisory agreement with the Fund spells out the management fee and other expenses that the Fund must pay. The Fund's management fee schedule (expressed as an annual rate) is set out in the chart below.

    AVERAGE DAILY NET ASSETS OF FUND            ANNUAL RATE PERCENTAGE (%)
    ----------------------------------------------------------------------
    First $300 Million                                     0.75
    Next $200 Million                                      0.70
    Over $500 Million                                      0.65
    ----------------------------------------------------------------------

The management fee schedule above was effective July 1, 1997. The actual management fee paid by the Fund for the fiscal year ended October 31, 1997, was 0.66% of the value of the Fund's average daily net assets. As asset size increases, the annual rate of the management fee declines in accordance with the above schedule. The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

PORTFOLIO TRANSACTIONS
Purchases and sales of securities on behalf of the Fund are executed by broker-dealers selected by Janus Capital. Broker-dealers are selected on the basis of their ability to obtain best price and execution for the Fund's transactions and recognizing brokerage, research and other services provided to the Fund and to Janus Capital. Janus Capital may also consider payments made by brokers effecting transactions for the Fund i) to the Fund or ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. Janus Capital may also consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute transactions. The Fund's Trustees have authorized Janus Capital to place portfolio transactions on an agency basis with a broker-dealer affiliated with Janus Capital. When transactions for the Fund are effected with that broker-dealer, the commissions payable by the Fund are credited against certain Fund operating expenses serving to reduce those expenses. The SAI further explains the selection of broker-dealers.

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OTHER SERVICE PROVIDERS
The following parties provide the Fund with administrative and other services.

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 0351
Boston, Massachusetts 02117-0351

TRANSFER AGENT
Janus Service Corporation
P.O. Box 173375
Denver, Colorado 80217-3375

DISTRIBUTOR
Janus Distributors, Inc.
100 Fillmore Street
Denver, Colorado 80206-4928

Janus Service Corporation and Janus Distributors, Inc. are wholly-owned subsidiaries of Janus Capital.

OTHER INFORMATION
ORGANIZATION
The Trust is a "mutual fund" that was organized as a Massachusetts business trust on February 11, 1986. A mutual fund is an investment vehicle that pools money from numerous investors and invests the money to achieve a specified objective. As of the date of this Prospectus, the Trust offers 19 separate series, three of which currently offer three classes of shares. The Trust currently offers the other 18 series by separate prospectuses.

SHAREHOLDER MEETINGS
The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called specifically for the Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by the Fund only if a matter affects or requires the vote of just the Fund or the Fund's interest in the matter differs from the interest of other portfolios of the Trust. As a shareholder, you are entitled to one vote for each share that you own.

SIZE OF THE FUND
The Fund has no present plans to limit its size. However, the Fund may discontinue sales of its shares if management believes that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued, it is expected that existing shareholders of the Fund would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

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MASTER/FEEDER OPTION
The Trust may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. Unless otherwise required by law, this policy may be implemented by the Trustees without shareholder approval.

YEAR 2000
Preparing for Year 2000 is a high priority for Janus Capital, which has established a dedicated group to address this issue. Janus Capital has entered into a consulting arrangement with one of the foremost experts in Year 2000 compliance to help Janus Capital successfully achieve Year 2000 compliance. Janus Capital does not anticipate that the move to Year 2000 will have a material impact on its ability to continue to provide the Funds with service at current levels.

 26   JANUS WORLDWIDE FUND PROSPECTUS                          FEBRUARY 17, 1998

                            DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

TO AVOID TAXATION, THE INTERNAL REVENUE CODE REQUIRES THE FUND TO DISTRIBUTE NET INCOME AND ANY NET GAINS REALIZED ON ITS INVESTMENTS ANNUALLY. THE FUND'S INCOME FROM DIVIDENDS AND INTEREST AND ANY NET REALIZED SHORT-TERM CAPITAL GAINS ARE PAID TO SHAREHOLDERS AS ORDINARY INCOME DIVIDENDS. NET REALIZED LONG-TERM GAINS ARE PAID TO SHAREHOLDERS AS CAPITAL GAINS DISTRIBUTIONS. DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS ARE DECLARED AND PAID IN DECEMBER.

HOW DISTRIBUTIONS AFFECT A FUND'S NAV
Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

"BUYING A DIVIDEND"
If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

DISTRIBUTION OPTIONS
When you open an account, you must specify on your application how you want to receive your distributions. You may change your distribution option at any time by writing the Fund at one of the addresses listed on page 15 or calling 1-800-525-3713. The Fund offers the following options:

1. REINVESTMENT OPTION. You may reinvest your income dividends and capital gains distributions in additional shares. This option is assigned automatically if no other choice is made.

2. CASH OPTION. You may receive your income dividends and capital gains distributions in cash.

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3. REINVEST AND CASH OPTION. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

4. REDIRECT OPTION. You may direct your dividends or capital gains to purchase shares of another Janus fund.

The Fund reserves the right to reinvest into your account undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

TAXES
As with any investment, you should consider the tax consequences of investing in the Fund. The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You may wish to consult your own tax adviser. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

TAXES ON DISTRIBUTIONS
Dividends and distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. In certain states, a portion of the dividends and distributions (depending on the source of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

TAXATION OF THE FUND
Dividends, interest and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment income.

The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

 28   JANUS WORLDWIDE FUND PROSPECTUS                          FEBRUARY 17, 1998

                                   APPENDIX A

GLOSSARY OF INVESTMENT TERMS
This glossary provides a more detailed description of some of the types of securities and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I. EQUITY AND DEBT SECURITIES
BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued under
Section 4(2) of the Securities Act of 1933.

COMMON STOCK represents a share of ownership in a company, and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

HIGH-YIELD/HIGH-RISK SECURITIES are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed

JANUS WORLDWIDE FUND PROSPECTUS                          FEBRUARY 17, 1998    29
through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

PASSIVE FOREIGN INVESTMENT COMPANIES ("PFICS") are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

PREFERRED STOCK is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually heavy redemption requests, or for other temporary or emergency purposes.

RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

STANDBY COMMITMENTS are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

 30   JANUS WORLDWIDE FUND PROSPECTUS                          FEBRUARY 17, 1998

STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

WARRANTS are securities, typically issued with preferred stocks or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES
FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

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FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

 32   JANUS WORLDWIDE FUND PROSPECTUS                          FEBRUARY 17, 1998

[JANUS LOGO]

      P.O. Box 173375   o   Denver, CO 80217-3375   o   1-800-525-3713
                Janus Distributors, Inc.  Member NASD.  (2/98)